             Annual Report                TIFF
                                          Investment
           December 31, 1999              Program      Investment management
                                                       for foundations

                               February 22, 2000

Dear TIFF Member:

  We are pleased to present the TIFF Funds Annual Report for 1999.

  As you know, the TIFF Funds comprise a family of multi-manager, commingled funds open exclusively to 501(c)(3) organizations. TIFF administers six Funds at present: Multi-Asset, International Equity, Emerging Markets, U.S. Equity, Bond, and Short-Term. All of the TIFF Funds enable Members to delegate to TIFF responsibility for the time-intensive tasks of selecting money managers and other vendors. The Multi-Asset Fund goes beyond this by providing Members with an opportunity to also delegate to TIFF responsibility for the all-important task of asset allocation.

  We are very gratified by the favorable reception that TIFF has received from the not-for-profit community. We are engaged in active discussions with numerous organizations throughout the United States that have expressed interest in learning more about TIFF and would welcome the opportunity to discuss this exciting initiative with other eligible investors.

  For further information about TIFF, please call us at 804-817-8200 or visit our Website at www.tiff.org.

                                      Sincerely,
                                      /s/ David A. Salem

                                      David A. Salem
                                      President

                                    Contents

TIFF Multi-Asset Fund
   Performance Graph.......................................................    1
   Schedule of Investments.................................................    2

TIFF International Equity Fund
   Performance Graph.......................................................    8
   Schedule of Investments.................................................    9

TIFF Emerging Markets Fund
   Performance Graph.......................................................   14
   Schedule of Investments.................................................   15

TIFF U.S. Equity Fund
   Performance Graph.......................................................   20
   Schedule of Investments.................................................   21

TIFF Bond Fund
   Performance Graph.......................................................   25
   Schedule of Investments.................................................   26

TIFF Short-Term Fund
   Performance Graph.......................................................   31
   Schedule of Investments.................................................   32

Statement of Assets and Liabilities........................................   34

Statement of Operations....................................................   36

Statement of Changes in Net Assets.........................................   38

Financial Highlights.......................................................   41

Notes to Financial Statements..............................................   47

Report of Independent Accountants..........................................   59


 TIFF Multi-Asset Fund                                       December 31, 1999




 Comparison of Change in Value of $100,000 Investment in TIFF Multi-Asset Fund
                    and the Multi-Asset Constucted Index**

                                 [LINE GRAPH]

                 TIFF Multi-Asset Fund   Multi-Asset Constructed Index*
       *3/31/95        100000               100000
        9/29/95        109066               109138
        3/29/96        119100               117049
        9/30/96        124147               121578
        3/31/97        130630               126520
        9/30/97        148865               144434
        3/31/98        147021               151997
        9/30/98        129713               145115
        3/31/99        141362               164675
        9/30/99        154102               172748
       12/31/99        169772               188973



Policy Considerations: The Fund is designed as a core vehicle for that portion of an endowment committed to marketable securities. Its objective is to produce a five percent inflation-adjusted return with sufficient consistency to induce its holders to "stay the course": to adhere to investment policies that comport better with their goal of preserving purchasing power than do policies that place more emphasis on avoiding short-term embarrassment. The Fund seeks to achieve its objective through two means: (1) diversification across multiple asset classes and (2) active security selection.

Performance Evaluation: The Multi-Asset Fund's 1999 return substantially exceeded its real return objective (22.7% versus 7.9%) as well as the Constructed Index return (17.3%). The Fund's equity segments remain modestly biased in favor of small cap and value stocks, albeit less so than during most of the Fund's history, due primarily to the redeployment of capital from Bee & Associates in the third quarter of 1999. The Fund's resource-related stocks also display a small cap bias because the segment's benchmark is dominated by a handful of giant resource firms that the segment's manager has elected to underweight. The Fund's foreign stock segment also tends to display certain country biases. These are the product of how individual managers choose to allocate research time as well as managers' idiosyncratic valuation metrics. TIFF carefully monitors the Fund's country weights and intervenes as needed to keep them within tolerable bounds. At present, the Fund's duration exposure is equal to that of its Constructed Index, and the average credit rating of the securities held by the Fund was AA.

Investment Performance (For Periods Ended December 31, 1999)

                                                 Total Return***
                                     ----------------------------------------
                                                Cumulative      Annualized
                                     Calendar since Inception since Inception
                                       Year      (3/31/95)       (3/31/95)
                                     -------- --------------- ---------------
   TIFF Multi-Asset Fund               22.7%       69.4%           12.2%
   CPI + 5% per annum                   7.9%       40.7%            7.4%
   Multi-Asset Constructed Index **    17.3%       89.0%           14.3%

 ** 25% Wilshire 5000; 25% MSCI All Country World Free ex US Index; 20% Merrill
    Lynch Treasury Bill Index + 5% per annum; 5% MSCI Global Resource-Related Index; 5% 10-Year US Treasury Inflation Protected Securities; and 20% Lehman Aggregate Bond Index.
*** Total return includes the effect of entry/exit fees received by the Fund;
    however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.

 TIFF Multi-Asset Fund / Schedule of Investments             December 31, 1999

  Number
 of Shares                                             Value +

           Common Stocks -- 37.9%

           U.S. Common Stocks -- 21.7%

           Aerospace & Defense -- 0.7%
   7,900   Boeing Co.                                    $328,344
  19,000   Honeywell International Inc.                 1,096,063
   2,000   Textron, Inc.                                  153,375
                                                     ------------
                                                        1,577,782
                                                     ------------

           Airlines -- 0.1%
   4,000   Delta Airlines, Inc.                           199,250
                                                     ------------

           Apparel Retailers -- 0.2%
   3,700   GAP, Inc.                                      170,200
   6,000   Intimate Brands, Inc.                          258,750
   3,600   The Limited, Inc.                              155,925
                                                     ------------
                                                          584,875
                                                     ------------

           Automotive -- 0.2%
   7,300   Ford Motor Co.                                 390,094
   1,600   General Motors Corp.                           116,300
                                                     ------------
                                                          506,394
                                                     ------------

           Banking -- 0.8%
   3,800   Chase Manhattan Corp.                          295,213
   1,300   J.P. Morgan & Co., Inc.                        164,613
   3,600   National City Corp.                             85,275
   5,300   PNC Bank Corp.                                 235,850
   6,100   UnionBanCal Corp.                              240,569
  20,000   Wells Fargo Co.                                808,750
                                                     ------------
                                                        1,830,270
                                                     ------------

           Beverages, Food & Tobacco -- 0.8%
   2,300   Anheuser-Busch Companies, Inc.                 163,013
  13,200   Archer-Daniels-Midland Co.                     160,875
   2,400   General Mills, Inc.                             85,800
   8,400   Philip Morris Companies, Inc.                  194,775
   3,600   Quaker Oats Co.                                236,250
   6,600   Sysco Corp.                                    261,113
   9,000   Wm. Wrigley Jr. Co.                            746,438
                                                     ------------
                                                        1,848,264
                                                     ------------

           Chemicals -- 0.3%
  19,000   Air Products & Chemicals, Inc.                 637,688
     700   Dow Chemical Co.                                93,538
                                                     ------------
                                                          731,226
                                                     ------------

           Commercial Services -- 0.5%
   8,700   Cendant Corp.*                                 231,094
  48,000   Quintiles Transnational Corp.*                 897,000
                                                     ------------
                                                        1,128,094
                                                     ------------

           Communications -- 0.2%
   1,900   Lucent Technologies, Inc.                      142,144
   1,700   Motorola, Inc.                                 250,325
                                                     ------------
                                                          392,469
                                                     ------------

           Computer Software & Processing -- 1.8%
   5,500   3Com Corp.*                                    258,500
   4,900   Computer Associates International, Inc.        342,694
   4,200   Compuware Corp.*                               156,450
   5,200   Electronic Data Systems Corp.                  348,075
  11,700   Microsoft Corp.*                             1,365,975
  17,200   Oracle Corp.*                                1,927,475
                                                     ------------
                                                        4,399,169
                                                     ------------


 Number
of Shares                                          Value +

           Computers & Information -- 2.2%
  5,400    Cisco Systems, Inc.*                      $578,475
  3,100    Dell Computer Corp.*                       158,100
  2,100    EMC Corp.*                                 229,425
  7,600    Hewlett-Packard Co.                        865,925
 13,100    International Business Machines Corp.    1,414,800
  3,400    Lexmark International Group, Inc.*         307,700
  5,700    Seagate Technology, Inc.*                  265,406
  3,000    Solectron Corp.*                           285,375
 16,000    Sun Microsystems, Inc.                   1,239,000
                                                 ------------
                                                    5,344,206
                                                 ------------

           Cosmetics & Personal Care -- 0.6%
 21,000    Colgate-Palmolive Co.                    1,365,000
                                                 ------------

           Diversified -- 0.3%
 20,000    Tyco International Ltd.                    777,500
                                                 ------------

           Electric Utilities -- 0.2%
  6,900    Entergy Corp.                              177,675
  8,100    PG&E Corp.                                 166,050
  6,200    Texas Utilities Co.                        220,488
                                                 ------------
                                                      564,213
                                                 ------------

           Electrical Equipment -- 0.1%
  5,200    Emerson Electric Co.                       298,350
                                                 ------------

           Electronics -- 0.9%
  1,200    Analog Devices, Inc.*                      111,600
 18,900    Intel Corp.                              1,555,706
  1,800    Micron Technology, Inc.*                   139,950
  4,000    National Semiconductor Corp.*              171,250
    900    Texas Instruments, Inc.                     87,188
                                                 ------------
                                                    2,065,694
                                                 ------------

           Financial Services -- 1.3%
 61,646    Allied Capital Corp.                     1,128,892
  2,700    Federal Home Loan Mortgage Corp.           127,069
 16,300    Federal National Mortgage Association    1,017,731
  3,000    Lehman Brothers Holdings, Inc.             254,063
  2,000    Merrill Lynch & Co.                        167,000
  3,100    Morgan Stanley Dean Witter & Co.           442,525
                                                 ------------
                                                    3,137,280
                                                 ------------

           Forest Products & Paper -- 0.6%
  5,700    Georgia-Pacific Group                      289,275
  8,600    Weyerhaeuser Co.                           617,588
  9,300    Willamette Industries, Inc.                431,869
                                                 ------------
                                                    1,338,732
                                                 ------------

           Health Care Providers -- 0.3%
  8,600    Columbia/HCA Healthcare Corp.              252,088
  9,400    Tenet Healthcare Corp.*                    220,900
  4,400    United HealthCare Corp.                    233,750
                                                 ------------
                                                      706,738
                                                 ------------

           Heavy Machinery -- 0.7%
  1,400    Applied Materials, Inc.*                   177,363
 26,200    Dover Corp.                              1,188,825
  4,000    Ingersoll-Rand Co.                         220,250
 15,400    McDermott International, Inc.              139,563
                                                 ------------
                                                    1,726,001
                                                 ------------

           Household Products -- 0.1%
  4,800    Fortune Brands, Inc.                       158,700
                                                 ------------


 TIFF Multi-Asset Fund / Schedule of Investments             December 31, 1999

  Number
 of Shares                                                   Value +

           Insurance -- 1.0%
   4,800   Aetna, Inc.                                         $267,900
   3,500   Allstate Corp.                                        84,000
  11,000   American International Group, Inc.                 1,189,375
   3,200   CIGNA Corp.                                          257,800
   2,700   CNA Financial Corp.*                                 105,131
   3,500   Loews Corp.                                          212,406
   4,900   Travelers Property Casualty Corp.                    167,825
                                                           ------------
                                                              2,284,437
                                                           ------------

           Media -- Broadcasting & Publishing -- 1.0%
  20,000   CBS Corp.*                                         1,278,750
   3,600   Gannett Co., Inc.                                    293,625
   4,100   McGraw-Hill Co., Inc.                                252,663
   2,500   New York Times Co.                                   122,813
   3,200   Tribune Co.                                          176,200
   5,300   Viacom, Inc. Class B*                                320,319
                                                           ------------
                                                              2,444,370
                                                           ------------

           Medical Supplies -- 0.8%
  16,000   Baxter International, Inc.                         1,005,000
   1,500   Johnson & Johnson                                    139,688
  51,000   Thermo Electron Corp.*                               765,000
                                                           ------------
                                                              1,909,688
                                                           ------------

           Metals & Mining -- 1.2%
   6,800   AK Steel Holding Corp.                               128,350
   6,500   Alcoa, Inc.                                          539,500
  20,300   Cleveland-Cliffs, Inc.                               631,838
  24,200   Freeport-McMoRan Copper & Gold, Inc. Class A*        449,213
  23,700   Freeport-McMoRan Copper & Gold, Inc. Class B*        500,663
  19,900   Stillwater Mining Co.                                634,313
                                                           ------------
                                                              2,883,877
                                                           ------------

           Oil & Gas -- 2.5%
   8,200   Baker Hughes, Inc.                                   172,713
   3,800   Chevron Corp.                                        329,175
  24,200   Cross Timbers Oil Co.                                219,313
  12,100   EOG Resources, Inc.                                  212,506
  11,200   Evergreen Resources, Inc.*                           221,200
  20,344   Exxon Capital Corp.                                1,638,964
   5,700   Nabors Industries, Inc.*                             176,344
  10,100   Occidental Petroleum Corp.                           218,413
  13,400   Ocean Energy, Inc.*                                  103,850
   5,800   Phillips Petroleum Co.                               272,600
  11,100   Rowan Companies, Inc.*                               240,731
  20,000   Schlumberger Ltd.                                  1,124,979
   5,700   Sunoco, Inc.                                         133,950
   3,872   Transocean Sedco Forex Inc.                          130,438
   9,200   USX-Marathon Group                                   227,125
   2,100   Vastar Resources, Inc.                               123,900
   7,600   Weatherford International, Inc.                      303,525
                                                           ------------
                                                              5,849,726
                                                           ------------

           Pharmaceuticals -- 0.8%
   3,000   Amgen, Inc.                                          180,188
   1,200   Biogen, Inc.*                                        101,400
   2,100   Bristol-Myers Squibb Co.                             134,794
   5,500   Merck & Co., Inc.                                    368,844
  34,600   Pfizer, Inc.                                       1,122,338
                                                           ------------
                                                              1,907,564
                                                           ------------


  Number
 of Shares                                                         Value +

           Retailers -- 0.3%
    2,900  Dayton Hudson Corp.                                       $212,969
   16,900  Kmart Corp.*                                               170,056
    2,900  May Department Stores Co.                                   93,525
    6,000  Sears, Roebuck and Co.                                     182,625
                                                                 ------------
                                                                      659,175
                                                                 ------------

           Telephone Systems -- 1.0%
    7,600  Bell Atlantic Corp.                                        467,875
    9,100  BellSouth Corp.                                            425,994
    2,700  CenturyTel, Inc.                                           127,913
    9,600  MCI WorldCom, Inc.                                         509,400
    3,800  Sprint Corp.                                               255,788
      800  Telephone & Data Systems, Inc.                             100,800
    5,300  U.S. West, Inc.                                            381,600
                                                                 ------------
                                                                    2,269,370
                                                                 ------------

           Textiles, Clothing & Fabrics -- 0.0%
    1,800  Nike Inc. Class B                                           89,213
                                                                 ------------

           Transportation -- 0.2%
   32,000  Wisconsin Central Transportation Corp.*                    430,000
                                                                 ------------
           Total U.S. Common Stocks
            (Cost $27,616,104)                                     51,407,627
                                                                 ------------

           Foreign Common Stocks -- 16.2%

           Argentina -- 0.2%
   40,000  Quilmes Industrial SA                                      360,000
                                                                 ------------
           Canada -- 1.7%
    6,700  Alberta Energy Co. Ltd.                                    207,742
    5,900  Alcan Aluminum Ltd.                                        243,006
   17,900  Barrick Gold Corp.                                         316,606
    1,100  BCE, Inc.                                                   99,206
    5,350  Burlington Resources Canada                                177,310
   16,700  Canadian Natural Resources Ltd.*                           405,613
   11,300  Canadian Occidental Petroleum Ltd.                         223,175
   11,300  Canadian Pacific Ltd.                                      243,656
    9,770  Franco-Nevada Mining Corp. Ltd.                            149,109
   10,800  Imperial Oil Ltd.                                          233,550
   12,700  Imperial Oil Ltd. (Foreign Shares)                         271,761
   37,271  Petro-Canada                                               526,121
   13,761  Piedmont Natural Gas Co., Inc.                             218,079
        1  Queenstake Resources Ltd.* (b)                                   0
   13,146  Suncor Energy, Inc.                                        548,090
   10,400  Talisman Energy, Inc.*                                     267,800
                                                                 ------------
                                                                    4,130,824
                                                                 ------------
           France -- 1.2%
    4,500  AXA                                                        627,533
   12,000  BIC                                                        546,280
   20,600  Compagnie Generale d'Industrie et de Participations      1,349,176
    6,200  Total Fina SA - ADR                                        429,350
                                                                 ------------
                                                                    2,952,339
                                                                 ------------

           Germany -- 0.3%
   12,000  SAP AG - ADR                                               624,750
                                                                 ------------

           Hong Kong -- 1.8%
  110,000  Hutchison Whampoa Ltd.                                   1,599,125
  465,000  Jardine Strategic Holdings Ltd.                            925,350
  115,000  Johnson Electric Holdings                                  738,261
  390,000  Li & Fung Ltd.                                             978,387
                                                                 ------------
                                                                    4,241,123
                                                                 ------------


 TIFF Multi-Asset Fund / Schedule of Investments             December 31, 1999

  Number
 of Shares                                            Value +

           Ireland -- 0.4%
   27,000  CBT Group plc - ADR*                         $904,500
                                                    ------------

           Italy -- 0.3%
    4,300  Eni SpA - ADR                                 237,038
   34,000  Luxottica Group SpA - ADR                     597,125
                                                    ------------
                                                         834,163
                                                    ------------

           Japan -- 2.7%
   40,000  Fuji Bank, Ltd.                               388,688
   38,000  Fujitsu Ltd.                                1,732,851
    6,100  Hirose Electric Co., Ltd.                   1,367,560
  110,000  Mitsubishi Corp.                              849,300
    7,000  Sony Corp. - ADR                            1,993,250
                                                    ------------
                                                       6,331,649
                                                    ------------

           Mexico -- 0.7%
   10,000  Grupo Televisa SA - GDR*                      682,500
   90,000  Kimberly Clark de Mexico SA de CV             351,823
    6,000  Telefonos de Mexico - Class L, ADR            675,000
                                                    ------------
                                                       1,709,323
                                                    ------------

           Netherlands -- 0.9%
   22,000  Royal Dutch Petroleum Co. - NY Shares       1,329,625
   22,000  Wolters Kluwer CVA                            744,818
                                                    ------------
                                                       2,074,443
                                                    ------------

           Peru -- 0.1%
   12,100  Compania de Minas Buenaventura
            SA - ADR                                     194,356
                                                    ------------

           South Africa -- 0.2%
   19,900  De Beers Consolidated Mines Ltd. - ADR        575,856
                                                    ------------

           Spain -- 0.1%
    7,700  Repsol SA - ADR                               179,025
                                                    ------------

           Sweden -- 0.9%
   13,300  Ericsson LM - ADR                             873,644
   95,000  Investor AB - Class B                       1,341,966
                                                    ------------
                                                       2,215,610
                                                    ------------

           Switzerland -- 0.8%
    8,968  ABB Namen AG                                1,097,266
    9,000  Nestle SA - ADR                               820,032
                                                    ------------
                                                       1,917,298
                                                    ------------

           Taiwan -- 0.3%
  143,231  Taiwan Semiconductor*                         762,255
                                                    ------------

           United Kingdom -- 3.5%
   77,598  Billiton plc                                  459,984
    9,000  Corus Group plc - ADR                         232,875
   55,000  Pearson plc                                 1,790,045
  260,000  Rentokil Initial plc                          948,617
   72,700  Rio Tinto plc                               1,730,845
    5,600  Shell Transport & Trading Co. - ADR           275,800
   45,000  Standard Chartered plc                        697,766
   65,000  Unilever plc                                  478,782
  108,000  WPP Group plc                               1,758,371
                                                    ------------
                                                       8,373,085
                                                    ------------

           Venezuela -- 0.1%
   12,800  Companhia Vale do Rio Doce - ADR              356,842
                                                    ------------
           Total Foreign Common Stocks
            (Cost $44,526,641)                        38,737,441
                                                    ------------
           Total Common Stocks
            (Cost $72,142,745)                        90,145,068
                                                    ------------

 Principal                                           Interest Maturity
  Amount                                               Rate     Date   Value +
           Asset Backed Securities -- 4.0%
 $291,544  AFC Home Equity Loan Trust, Ser. 1999-
            1, Class 2A1                              6.861%  02/24/29 $293,308
  360,000  AT&T Universal Card Master
            Trust, Ser. 1996-1,
            Class A                                   6.311%  04/17/03  359,982
  480,000  AT&T Universal Card Trust, Ser. 1996-3,
            Class A                                   6.240%  09/17/03  480,000
  400,000  BA Master Credit Card Trust, Ser. 1996-
            A                                         6.593%  08/15/03  400,492
  400,000  Chase Credit Card Master Trust (FRN),
            Ser. 1998-6, Class A                      6.723%  09/15/04  401,412
  225,000  Chase Credit Card Master Trust, Ser.
            1993-3, Class B                           6.950%  01/15/07  222,761
  400,000  Chemical Master Credit Card Trust          6.230%  06/15/03  398,924
  450,000  Contimortage Home Equity Loan Trust,
            Ser. 1997-5, Class A6                     6.870%  03/15/24  435,357
  208,794  Countrywide Home Equity Loan (FRN),
            Ser. 1997-C, Class A                      5.863%  09/15/22  208,913
  290,151  Countrywide Home Equity Trust (FRN),
            Ser. 1998-A,
            Class A                                   6.653%  03/15/24  290,319
  465,000  Criimi Mae Commercial Mortgage Trust,
            Ser. 1998-C1, Class A2                    7.000%  03/02/11  388,642
  470,000  Discover Card Master Trust I, Ser. 96-
            1, Class A                                6.633%  07/16/03  470,870
  470,000  Discover Card Master Trust I, Ser.
            1997-1, Class A                           5.368%  02/16/05  469,760
  420,000  Discover Card Master Trust, Ser. 1997-
            2, Class A                                6.792%  04/16/10  413,515
  470,000  Discover Card Master Trust, Ser. 1997-
            4, Class A                                6.533%  04/16/03  470,456
  280,829  EQCC Home Equity Loan Trust, Ser. 1998-
            4, Class A1F                              6.903%  01/15/29  280,598
  445,000  First Union Master Credit Card Trust,
            Ser. 96-1                                 6.623%  11/15/03  445,218
  350,000  First Union Master Credit Card Trust,
            Ser. 1996-1, Class A                      6.633%  09/15/03  350,651
  485,000  Fleet Credit Card Master Trust, Ser.
            95-F                                      6.653%  08/01/03  485,941
  332,105  Green Tree Home Improvement Loan Trust,
            Series 99-A                               6.743%  02/15/29  331,065
  376,100  Merrill Lynch Home Equity Loan (FRN),
            Ser. 1997-1, Class A                      5.770%  09/25/27  374,242
  395,000  Olympic Auto Receivables Trust, Ser.
            1997-A, Class A5                          6.800%  02/15/05  395,091
  210,000  Premier Auto Trust Ser. 1997-3 Class A5    6.340%  01/06/02  209,580
  470,000  Providian Master Trust (FRN), Ser.
            1997-3, Class A                           5.538%  12/15/05  470,494

 TIFF Multi-Asset Fund / Schedule of Investments             December 31, 1999

 Principal                                          Interest Maturity
  Amount                                              Rate     Date    Value +
 $215,000  Union Acceptance Corp. Ser. 1999-D
            Class A2                                 6.450%  01/08/03  $214,611
  385,000  World Omni Automobile Lease
            Securitization, Ser. 1999-A, Class A3
            (FRN)                                    5.726%  03/15/03   386,509
                                                                      ---------
           Total Asset Backed Securities
            (Cost $9,661,357)                                         9,648,711
                                                                      ---------

           Corporate Obligations -- 8.2%

           Aerospace & Defense -- 0.2%
  170,000  Litton Industries Inc.                    8.000%  10/15/09   169,600
  190,000  Lockheed Martin Corp.                     8.500%  12/01/29   189,990
    5,000  Loral Corp.                               8.375%  06/15/24     4,926
                                                                      ---------
                                                                        364,516
                                                                      ---------

           Airlines -- 0.7%
  530,000  Air 2 US                                 10.127%  10/01/20   552,164
   97,771  American Airlines, Ser. 1991-A, Class
            A-1                                      9.710%  01/02/07   102,439
  100,000  Delta Airlines, Inc. (144A) (a)           8.300%  12/15/29    96,868
  220,000  Northwest Airlines Corp.                  7.950%  03/01/15   210,145
  645,000  Northwest Airlines Corp.                  8.304%  09/01/10   635,195
   63,528  U.S. Airways, Inc.                        6.820%  01/30/14    51,487
                                                                      ---------
                                                                      1,648,298
                                                                      ---------

           Automotive -- 0.2%
  430,000  DaimlerChrysler NA Holdings               6.630%  09/21/01   427,976
                                                                      ---------

           Banking -- 0.7%
  480,000  Bank of America Corp.                     6.068%  09/11/01   479,340
  350,000  Citicorp                                  5.944%  08/10/00   349,895
  270,000  Continental Bank NA                      12.500%  04/01/01   287,877
  375,000  Fleet National Bank                       6.231%  07/31/01   374,578
  150,000  FNB Chicago                               8.080%  01/05/18   152,390
  125,000  KBC Bank Fund Trust III                   9.860%  11/29/49   129,349
                                                                      ---------
                                                                      1,773,429
                                                                      ---------

           Chemicals -- 0.4%
  315,000  ICI Wilmington                            6.750%  09/15/02   310,502
  130,000  IMC Global, Inc.                          7.625%  11/01/05   126,689
  210,000  Lilly Del Mar, Inc.                       7.717%  08/01/29   208,988
  240,000  Methanex Corp.                            7.750%  08/15/05   198,378
   30,000  Methanex Corp.                            7.400%  08/15/02    27,243
                                                                      ---------
                                                                        871,800
                                                                      ---------

           Communications -- 0.5%
  290,000  Cable & Wireless Communications plc       6.750%  12/01/08   287,166
  100,000  Filtronic plc (144A) (a)                 10.000%  12/01/05    96,385
  934,648  Jasmine Submarine Telecommunications
            (144A) (a)                               8.483%  05/30/11   854,250
                                                                      ---------
                                                                      1,237,801
                                                                      ---------

           Computers & Information -- 0.0%
  100,000  Unova, Inc.                               6.875%  03/15/05    94,512
                                                                      ---------

           Diversified -- 0.0%
  120,000  Edperbrascan Corp.                        7.125%  12/16/03   115,887
                                                                      ---------


 Principal                                          Interest Maturity
  Amount                                              Rate     Date    Value +
           Electric Utilities -- 0.5%
 $175,000  Cilcorp, Inc.                             9.375%  10/15/29  $185,321
  400,000  Edison International, Inc.                6.875%  09/15/04   391,725
  375,000  FPL Group Capital, Inc.                   7.375%  06/01/09   368,338
  155,000  Great Lakes Power, Inc.                   8.300%  03/01/05   151,672
  185,000  Southern Energy, Inc. (144A) (a)          7.900%  07/15/09   178,658
                                                                      ---------
                                                                      1,275,714
                                                                      ---------

           Financial Services -- 2.8%
  265,000  Aristar, Inc.                             7.750%  06/15/01   267,132
  325,000  Beneficial Corp. (FRN)                    6.281%  12/05/01   325,098
  180,000  Citicorp                                  8.000%  02/01/03   183,777
  150,000  Citicorp Lease (144A) (a)                 8.040%  12/15/19   148,802
  160,000  ERAC USA Finance Co.                      7.950%  12/15/09   158,540
  270,000  Finova Capital Corp.                      7.250%  11/08/04   267,040
  360,000  Ford Motor Credit Co.                     7.375%  10/28/09   355,386
  350,000  General Motors Acceptance Corp.           6.431%  07/30/01   350,070
  330,000  Goldman Sachs Group LP (144A) (a)         7.800%  07/15/02   333,131
  170,000  Heller Financial, Inc.                    5.875%  11/01/00   168,604
  375,000  Heller Financial, Inc.                    6.450%  08/20/01   373,313
  480,000  Husky Terra Nova Finance Ltd.             8.450%  02/01/12   470,851
  345,000  Kern River Funding Corp. (144A) (a)       6.720%  09/30/01   340,832
  170,000  Land 'O Lakes Capital Trust (144A) (a)    7.450%  03/15/28   138,869
  290,000  Lehman Brothers Holdings, Inc.            5.658%  01/18/00   290,051
  230,000  Lehman Brothers Holdings, Inc.            7.250%  04/15/03   228,395
   80,000  Lehman Brothers Holdings, Inc.            7.875%  11/01/09    79,842
  460,000  Morgan Stanley Dean Witter                7.125%  01/15/03   459,266
   95,000  Natexis Ambs Co., LLC (144A) (a)          8.440%  12/29/49    89,377
  260,000  Noble Affiliates Inc. & Atlantic
            Methanol Capital Co. Series A2 (144A)
            (a)                                      8.950%  12/15/04   256,211
  135,000  Pemex Finance Ltd.                        9.690%  08/15/09   139,608
  140,000  PNC Funding Corp.                         6.125%  02/15/09   125,706
  460,000  Ras Laffan-Lincs,
            Ser. 1997-11 (144A) (a) (e)              7.850%  03/18/14   461,536
  120,000  Salomon Smith Barney Holdings, Inc.       6.750%  02/15/03   117,992
  315,000  Telecom New Zealand Finance (144A) (a)    6.250%  02/10/03   308,325
  295,000  Textron Financial Corp.                   5.840%  02/19/02   287,007
  115,000  Transamerica Finance Corp.                6.125%  11/01/01   112,783
                                                                      ---------
                                                                      6,837,544
                                                                      ---------

           Heavy Machinery -- 0.1%
  305,000  Cummins Engine Co., Inc.                  5.650%  03/01/98   190,807
                                                                      ---------

           Industrial -- 0.1%
  260,000  Tenaska Georgia Partners (144A) (a)       9.500%  02/01/30   262,831
                                                                      ---------


 TIFF Multi-Asset Fund / Schedule of Investments             December 31, 1999

 Principal                                          Interest Maturity
  Amount                                              Rate     Date    Value +
           Insurance -- 0.8%
 $120,000  Farmers Exchange Capital (144A) (a)       7.050%  07/15/28   $103,455
  275,000  Florida Windstorm Underwriting            6.500%  08/25/02    267,555
  240,000  Lumbermens Mutual Life (144A) (a)         8.300%  12/01/37    206,448
  750,000  MONY Life Insurance Co.                  11.250%  08/15/24    988,240
  160,000  Royal & Sun Alliance Insurance (144A)
            (a)                                      8.950%  10/15/29    162,127
  120,000  URC Holdings Corp. (144A) (a)             7.875%  06/30/06    116,762
                                                                      ----------
                                                                       1,844,587
                                                                      ----------

           Media -- Broadcasting & Publishing -- 0.1%
  155,000  United International Holdings (f)         0.000%  02/15/08     99,200
  120,000  United Pan-Europe Communications         10.875%  08/01/09    121,297
                                                                      ----------
                                                                         220,497
                                                                      ----------

           Oil & Gas -- 0.6%
  445,000  Chevron Corp. (144A) (a)                  7.327%  01/01/14    440,946
  165,000  Petroleum Geo-Services ASA                6.250%  11/19/03    157,068
  140,000  Petroleum Geo-Services ASA                7.125%  03/30/28    122,123
  130,000  PG&E Gas Transmission                     7.100%  06/01/05    128,688
  315,000  Ras Laffan Liquid Natural Gas (144A)
            (a)                                      7.628%  09/15/06    306,384
  200,000  Transocean Offshore, Inc.                 8.000%  04/15/27    201,739
                                                                      ----------
                                                                       1,356,948
                                                                      ----------

           Telephone Systems -- 0.3%
  240,000  Global Crossing Holdings Ltd. (144A)
            (a)                                      9.125%  11/15/06    237,300
  200,000  Hermes Europe Railtel BV                 10.375%  01/15/09    197,500
  205,000  Qwest Communications International (d)    0.000%  10/15/07    166,050
                                                                      ----------
                                                                         600,850
                                                                      ----------

           Transportation -- 0.2%
   90,000  Greyhound Lines                          11.500%  04/15/07     99,450
  400,000  Windsor Petroleum Transportation
            (144A) (a)                               7.840%  01/15/21    332,000
                                                                      ----------
                                                                         431,450
                                                                      ----------
           Total Corporate Obligations (Cost
            $19,659,692)                                              19,555,447
                                                                      ----------

           Municipal Obligations -- 0.4%
  155,000  Chicago, Illinois Midway Airport
            Revenue                                  5.625%  01/01/22    144,636
  375,000  Farmington, New Mexico Pollution
            Control                                  5.125%  04/01/29    324,197
  350,000  Massachusetts State Turnpike
            Authority                                5.000%  01/01/39    284,206
  230,000  Massachusetts State Water Pollution
            Abatement                                4.750%  02/01/21    189,169
  100,000  New York State Mental Health Services
            Facilities                               4.500%  08/15/28     76,155
                                                                      ----------
           Total Municipal Obligations (Cost
            $1,040,113)                                                1,018,363
                                                                      ----------


 Principal                                    Interest Maturity
   Amount                                       Rate     Date    Value +
            U.S. Government Agency Obligations -- Mortgage
            Backed -- 6.1%
   $327,361 FHLMC                              6.500%  04/01/29   $308,844
    350,000 FHLMC                              7.500%  04/17/24    345,246
  1,140,000 FHLMC Gold (TBA)                   6.500%  01/24/15  1,106,513
     10,000 FNMA                               6.250%  07/15/04      9,761
    536,759 FNMA                               6.500%  09/01/24    511,058
    150,000 FNMA                               6.500%  02/01/29    141,666
    990,441 FNMA                               6.500%  04/01/29    933,800
    416,007 FNMA                               6.500%  06/01/29    392,217
    606,390 FNMA                               6.500%  07/01/29    571,712
    240,000 FNMA                               6.625%  09/15/09    232,836
  2,875,000 FNMA                               7.000%  01/01/29  2,779,766
    385,000 FNMA                               7.500%  07/18/25    383,794
     80,418 FNMA                               9.500%  05/01/18     84,455
    750,000 FNMA (TBA)                         6.000%  01/01/14    711,797
    855,000 FNMA (TBA)                         6.500%  01/01/14    829,617
    210,000 FNMA (TBA)                         6.000%  01/19/30    192,216
    920,000 FNMA (TBA)                         7.500%  01/01/29    909,937
    405,838 GNMA                               7.000%  03/15/29    392,183
    253,767 GNMA                               7.000%  05/15/29    245,229
  2,580,000 GNMA                               7.500%  01/01/29  2,551,780
    731,525 GNMA                               7.500%  04/15/29    723,905
    250,000 GNMA (TBA)                         7.000%  01/25/30    241,485
                                                                ----------
            Total U.S. Government Agency
             Obligations -- Mortgage Backed
             (Cost $14,760,241)                                 14,599,817
                                                                ----------

            U.S. Treasury Obligations -- 7.9%
  1,530,000 U.S. Treasury Bond                 5.250%  02/15/29  1,265,598
    450,000 U.S. Treasury Bond                 9.250%  02/15/16    555,750
 11,794,515 U.S. Treasury
             Inflationary Index Note           3.875%  01/15/09 11,400,142
    120,000 U.S. Treasury Note                 5.500%  01/31/03    117,150
    305,000 U.S. Treasury Note                 5.750%  08/15/03    298,614
    405,000 U.S. Treasury Note                 5.875%  11/30/01    402,469
    945,000 U.S. Treasury Note                 5.875%  11/15/04    926,691
  1,065,000 U.S. Treasury Note                 6.000%  08/15/09  1,031,719
    410,000 U.S. Treasury Note                 6.500%  05/31/02    412,050
    220,000 U.S. Treasury Note                 6.500%  08/15/05    220,000
    685,000 U.S. Treasury Note                 6.625%  07/31/01    689,496
  1,530,000 U.S. Treasury Note                 7.000%  07/15/06  1,567,294
                                                                ----------
            Total U.S. Treasury Obligations
             (Cost $19,109,892)                                 18,886,973
                                                                ----------


   Number
 of Shares

            Commingled Investment Vehicles -- 2.7%
     75,000 Atlantis Japan Growth Fund                                  978,990
     36,900 S&P 500 Depository Receipt                                5,419,688
                                                                     ----------
            Total Commingled Investment Vehicles (Cost $5,702,122)    6,398,678
                                                                     ----------

            Limited Partnerships -- 22.2%
            Daystar Partners L.P.* (b) (c)                           12,310,672
            Farallon Capital Partners L.P.* (b) (c)                  11,750,000
            Lone Redwood L.P.* (b) (c)                                5,532,133
            The Value Realization Fund L.P.* (b) (c)                 23,478,967
                                                                     ----------
            Total Limited Partnerships (Cost $46,118,549)            53,071,772
                                                                     ----------


 TIFF Multi-Asset Fund / Schedule of Investments             December 31, 1999

  Number
 of Shares                                                      Value +

           Preferred Stocks -- 0.4%

           Financial Services -- 0.4%
     155   Centaur Funding Corp. 9.080%                           $159,410
  20,185   MEPC International Capital, Ser. A, 9.125%              422,623
     410   Pinto Totta International Finance 7.770% (144A)
            (a)                                                    386,713
                                                              ------------
                                                                   968,746
                                                              ------------

           Real Estate -- 0.0%
   2,065   Duke Realty Investments 7.990%                           90,344
                                                              ------------
           Total Preferred Stocks (Cost $1,203,050)              1,059,090
                                                              ------------

                                                               Expiration
           Rights -- 0.1%                                         Date
  20,600   Compagnie Generale d'Industrie et de
            Participations (Cost $0)                  1/03/00      134,918
                                                              ------------
           Warrants -- 0.0%
  80,362   Queenstake Resources Ltd. (b)(c) (Cost
            $0)                                      09/11/00            0
                                                              ------------

  Principal                         Interest Maturity
   Amount                             Rate     Date     Value +
             Short Term Investments -- 11.3%

             Repurchase Agreements -- 9.8%
 $23,424,735 Investors Bank & Trust Company --
              Repurchase Agreement, issued
              12/31/99 (proceeds at maturity
              $23,430,708) (Collateralized by
              $18,104,356 FNMA 1999-14, 6.500% due
              4/25/29, with a market value of
              $17,806,298; $6,830,000 FNMA, 6.360%
              due 10/23/02 with a market value of
              $6,793,619)
             (Cost $23,424,735)      3.060%  01/03/00   23,424,735
                                                      ------------

             U.S. Treasuries -- 1.5%#
     500,000 U.S. Treasury Bill++    4.671%  01/13/00      499,297
     500,000 U.S. Treasury Bill++    4.809%  01/27/00      498,434
     915,000 U.S. Treasury Bill++    5.044%  02/17/00      909,292
   1,725,000 U.S. Treasury Bill++    5.005%  03/23/00    1,705,564
                                                      ------------

             Total U.S. Treasuries (Cost $3,612,813)     3,612,587
                                                      ------------

             Total Short Term Investments
              (Cost $27,037,548)                        27,037,322
                                                      ------------

             Total Investments -- 101.2%
              (Cost $216,435,309)                      241,556,159
             Liabilities in Excess of Other
              Assets -- (1.2%)                          (2,911,876)
                                                      ------------
             Net Assets -- 100.0%                     $238,644,283
                                                      ============


Summary of Industry Classifications (as a % of total market value):

Basic Industries                   1.3%
Consumer Cyclical                  9.7
Consumer Non-Cyclical              2.8
Diversified Investment Vehicles    2.6
Energy                             5.3
Financial Services                13.3
Industrial                         3.6
Limited Partnerships              22.0
Metals & Mining                    3.6
Miscellaneous                      0.4
Repurchase Agreements              9.7
Technology                         7.7
Transportation                     0.4
Utilities                          2.2
U.S. Government Obligations       15.4
                                 -----
                                 100.0%
                                 =====

     * Non-Income Producing Security.
     + See Note 2 to the Financial Statements.
    ++ Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C in Notes to Financial
       Statements.
     # Interest Rate represents the yield to maturity at the time of purchase.
   ADR American Depository Receipt
 FHLMC Federal Home Loan Mortgage Corporation
  FNMA Federal National Mortgage Association
   FRN Floating Rate Note
   GDR Global Depository Receipt
  GNMA Government National Mortgage Association
   TBA Security subject to delayed delivery.
   (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1999, the aggregate value of these securities was $5,858,210 or 2.45% of net assets.
   (b) Security is valued in good faith under procedures established by the board of directors.
   (c) Restricted Security.
   (d) Security is a step up bond which will not pay interest through 10/15/02, and will pay 9.47% thereafter.
   (e) Coupon rate is 7.85% through September 2006, and will pay 8.05% thereafter.
   (f) Security is a step up bond which will not pay interest through 2/15/03, and will pay 10.75% thereafter.

    See accompanying Notes to Financial Statements.

 TIFF International Equity Fund                              December 31, 1999


  Comparison of Change in Value of $100,000 Investment in TIFF International
                                  Equity Fund
                and the MSCI All Country World Free ex US Index

                                 [LINE GRAPH]


                TIFF International    MSCI All Country World Free
                      Equity Fund            ex US Index
       *5/31/94        $100,000               $100,000
       11/30/94        $100,800               $101,233
        5/31/95        $104,828               $104,058
       11/30/95        $107,048               $105,617
        5/31/96        $122,318               $115,200
       11/29/96        $127,933               $118,447
        5/30/97        $136,966               $125,119
       11/28/97        $130,589               $117,760
        5/29/98        $147,417               $133,787
       11/30/98        $130,775               $131,709
        5/28/99        $144,460               $139,575
       11/30/99        $167,518               $162,825
       12/31/99        $183,851               $178,354


Policy Considerations: The Fund is designed as a diversified vehicle for that portion of a Member's assets committed to non-US stocks. Its benchmark (the MSCI All Country World Free ex US Index) comprises virtually all non-US markets, thus permitting Members to delegate to the Fund's managers responsibility for determining how monies earmarked for foreign bourses should be allocated between developed versus emerging markets. The Fund's emerging markets exposure is normally about 9% (based on current index weights), but its actual exposure at any given time could be higher or lower. The Fund is well diversified across countries and currencies, an unsurprising fact in light of its use of multiple managers.

Performance Evaluation: The Fund outperformed its benchmark by a substantial margin during 1999 (37.4% vs. 30.9%). The Fund's managers tend to favor stocks that have smaller capitalizations and display lower valuation ratios (e.g., price/earnings and price/sales) than the average stock in the Index. These biases helped the Fund's performance during most of 1999. Alas, as 1999 wound to a close, foreign markets began mimicking Wall Street (where richly valued tech stocks were the rage), and what had been solid relative gains for smaller and cheaper stocks since January 1 turned into negative relative gains for both the quarter and the year. Fortunately, an intra-year reduction in the Fund's style biases helped limit the Fund's fourth quarter underperformance, enabling it to outperform the Index for 1999 as a whole.

Investment Performance (For Periods Ended December 31, 1999)

                                             Total Return**
                           ---------------------------------------------------
                                    Annualized   Cumulative      Annualized
                           Calendar   since    since Inception since Inception
                             Year    12/31/94     (5/31/94)       (5/31/94)
                           -------- ---------- --------------- ---------------
TIFF International Equity
 Fund                        37.4%    12.7%         83.9%           11.5%
MSCI All Country World
 Free ex US Index            30.9%    12.0%         78.4%           10.9%

-------
** Total return includes the effects of the entry/exit fees received by the Fund; however net asset value per share at the beginning and end of each period used for calculating total return excluded such entry/exit fees.

 TIFF International Equity Fund / Schedule of Investments    December 31, 1999

 Number of
  Shares                                                    Value +

           Common Stocks -- 68.5%

           Australia -- 3.0%
  180,900  Amcor Ltd.                                         $844,917
   97,466  Australia and New Zealand Banking Group Ltd.        707,090
   43,000  Caltex Australian Ltd.                               68,410
  442,191  CSR Ltd.                                          1,071,159
   84,000  Eastern Aluminum Ltd.                                71,493
  470,956  Foster's Brewing Group Ltd.                       1,347,423
   51,025  Goldfields Ltd.                                      36,413
   80,895  Iluka Resources Ltd.                                213,966
   84,991  National Australia Bank Ltd.                      1,296,496
  183,853  Normandy Mining Ltd.                                129,998
   82,300  Orica Ltd.                                          442,370
  163,000  Santos Ltd.                                         442,872
  121,000  WMC Ltd.                                            665,437
                                                          ------------
                                                             7,338,044
                                                          ------------

           Belgium -- 0.3%
    2,294  Electrabel SA                                       751,216
                                                          ------------

           Canada -- 1.4%
   24,000  Abitibi-Consolidated, Inc.                          279,975
    8,000  Air Canada - Class A (Non-Voting)*                   55,774
   22,448  Air Canada, Inc.*                                   168,898
    5,900  Alcan Aluminum Ltd.                                 241,913
   10,234  Canadian Pacific Ltd.                               220,671
   14,108  Hudson's Bay Co.                                    167,500
    9,000  Imasco Ltd.                                         248,188
   65,172  Imperial Oil Ltd.                                 1,409,345
    7,800  Inco Ltd.*                                          181,715
   10,282  National Bank of Canada                             131,299
   14,000  Rogers Communications, Inc. - Class B*              341,133
   12,000  Stelco, Inc. - Class A                               89,460
                                                          ------------
                                                             3,535,871
                                                          ------------

           China -- 0.0%
   79,000  China Southern Airlines Co. Ltd.*                    17,278
                                                          ------------

           Denmark -- 0.4%
    4,300  Bang & Olufsen Holding AS - Series B                157,262
    1,800  Coloplast AS - Class B                              171,891
    7,500  Tele Danmark                                        557,730
                                                          ------------
                                                               886,883
                                                          ------------

           Finland -- 1.0%
    5,100  Konecranes International                            196,198
   28,000  Metsa-Serla OY - Class B                            325,858
   15,800  Outokumpo OY                                        223,677
   11,700  Ponsse OY                                           271,145
    8,800  Sampo Insurance Co., Ltd. - Class A                 307,681
   28,294  Stora Enso OY                                       486,277
   11,000  UPM-Kymmeme OY                                      443,344
   17,500  Valmet Corp. OY - Class A                           227,466
                                                          ------------
                                                             2,481,646
                                                          ------------

           France -- 6.0%
    8,500  Air Liquide                                       1,423,437
    6,515  Alcatel Alsthom                                   1,496,709
   12,078  Aventis SA                                          702,198
    3,100  AXA                                                 432,301
    4,654  Banque Nationale de Paris                           429,546
   15,500  BIC                                                 705,612

 Number of
  Shares                                                           Value +

     2,588 Carrefour Supermarche                                     $477,464
     2,016 Clarins SA                                                 224,258
     7,311 Compagnie de Saint-Gobain                                1,375,337
    22,700 Compagnie Generale d'Industrie et de Participations      1,486,714
    19,480 Michelin - Class B                                         765,494
    11,573 Pechiney SA - A Shares                                     827,345
     5,000 Scor SA                                                    220,664
     4,115 Societe Generale - Class A                                 957,789
    13,500 Thomson CSF                                                446,029
    14,630 Total Fina SA                                            1,953,207
    24,400 Usinor SA                                                  458,518
     4,845 Vivendi                                                    437,655
                                                                 ------------
                                                                   14,820,277
                                                                 ------------

           Germany -- 3.9%
     4,900 Adidas-Salomon AG                                          367,824
     2,450 Allianz AG                                                 823,285
    26,800 Bayer AG                                                 1,269,173
    13,936 Bayerische Motoren Werke AG                                224,671
    15,600 Buderus AG                                                 264,072
       650 Celanese AG*                                                11,822
    25,280 Fresenius Medical Care - ADR                               717,320
    19,400 HypoVereinsbank                                          1,325,316
     2,900 Mannesmann AG                                              707,134
    23,660 RWE AG                                                     927,369
    13,500 SAP AG - ADR (d)                                           702,844
    15,530 Siemens AG                                               1,987,300
     4,300 VEBA AG                                                    209,052
                                                                 ------------
                                                                    9,537,182
                                                                 ------------

           Hong Kong -- 3.4%
   149,000 Cafe de Coral Holdings                                      59,903
   113,000 Cathay Pacific Airways Ltd.                                201,344
   906,000 Guangshen Railway Co. Ltd.                                 101,405
    28,000 Hang Seng Bank Ltd.                                        319,696
    68,000 Hong Kong Aircraft Engineering Co. Ltd.                    112,852
   315,120 Hong Kong Electric Holdings Ltd.                           985,131
   164,475 Hong Kong & China Gas Co., Ltd.                            225,352
   131,000 Hutchison Whampoa Ltd.                                   1,904,413
   146,713 Hysan Development Co., Ltd.                                185,916
   136,391 Jardine Matheson Holdings Ltd.                             537,381
   123,812 Jardine Strategic Holdings Ltd.                            246,386
   136,000 Johnson Electric Holdings                                  873,073
   564,000 Li & Fung Ltd.                                           1,414,898
    99,068 Mandarin Oriental International Ltd.                        69,348
    83,000 Television Broadcasts Ltd.                                 565,933
   264,571 Wharf Holdings Ltd.                                        614,371
                                                                 ------------
                                                                    8,417,402
                                                                 ------------

           India -- 0.0%
     7,200 Shiriram Industries - GDR                                    6,480
                                                                 ------------

           Indonesia -- 0.3%
   190,000 PT Astra International, Inc.*                              102,151
   929,000 PT Bank Pan Indonesia                                       89,903
 1,800,000 PT Bank Universal - Class B*                                45,161
   343,000 PT Citra Marga Nusaphala Persada                            41,799
    37,000 PT Gudang Garam                                             99,728
 1,508,800 PT Lippo Bank*                                              54,079
   436,000 PT Matahari Putra Prima*                                    73,448

 TIFF International Equity Fund / Schedule of Investments    December 31, 1999

 Number of
  Shares                                                 Value +

  250,000  PT Mulia Industrindo                             $20,609
   65,000  PT Semen Gresik                                  103,208
                                                       ------------
                                                            630,086
                                                       ------------

           Ireland -- 0.7%
   33,500  CBT Group plc - ADR*                           1,122,250
   55,000  Independent Newspapers plc                       360,771
   29,000  Marlborough International plc*                    64,285
   35,772  McInerney Holdings plc                            64,879
  158,000  Waterford Wedgewood Units                        160,793
                                                       ------------
                                                          1,772,978
                                                       ------------

           Italy -- 1.0%
   29,000  Banco Popolare di Milano                         225,698
   69,500  Eni SpA                                          381,163
    9,600  Industrie Natuzzi SpA ADR                        127,200
   73,500  Luxottica Group SpA ADR (d)                    1,290,844
   75,000  Saipem SpA                                       272,883
   56,000  Unicredito Italiano SpA                          275,583
                                                       ------------
                                                          2,573,371
                                                       ------------

           Japan -- 15.4%
    8,000  Alpine Electronics                               125,961
   12,000  Alps Electronics Co., Ltd.                       183,071
   23,000  Amano Corp.                                      137,293
   38,000  Asatsu-DK, Inc.                                2,565,809
    6,800  Canon Chemicals, Inc.                             55,230
   70,000  Canon, Inc.                                    2,781,094
  114,000  Chiyoda Fire & Marine Insurance Co.              312,359
    5,000  Chudenko Corp.                                    75,986
   36,000  Citizen Watch Co.                                228,985
    2,600  CSK Corp.                                        422,351
   18,000  Dai Nippon Printing Co. Ltd.                     287,112
   30,000  Dai-Ichi Kangyo Bank Ltd.                        280,360
   22,000  Daiichi Pharmaceutical Co. Ltd.                  286,114
   12,000  Dainippon Pharmaceutical Co. Ltd.                 65,760
   12,000  Daiwa House Industry Co. Ltd.                     89,246
   49,000  Eisai Co. Ltd.                                   942,215
   87,000  Fuji Bank, Ltd.                                  845,396
  112,000  Fuji Electric Co. Ltd.                           588,551
   16,000  Fuji Oil                                         111,948
   70,000  Fujitsu Ltd.                                   3,192,093
   36,000  Furukawa Electric Co. Ltd.                       546,042
    7,500  Hirose Electronics Co. Ltd.                    1,681,427
   18,000  Hitachi Electronics Engineering*                 120,129
  156,000  Hitachi Ltd.                                   2,503,572
   14,000  Intec, Inc.                                      369,899
    2,000  ISB Corp.                                         68,500
  118,000  Ishikawajima-Harima Heavy Industries             136,256
   86,000  Itochu Corp. (d)                                 428,359
      300  Itochu Techno-Science Corp.*                     187,005
    2,300  Ito-Yokado Co., Ltd.                             249,829
   13,000  Japan Aviation Electronics Industry Ltd.*         49,741
   26,000  Japan Radio Co., Ltd.                            251,884
   13,000  Jeol Ltd.                                         73,148
   76,000  Koito Manufacturing Co., Ltd.                    423,173
   47,000  Kurita Water Industries Ltd.                     746,922
   12,000  Lintec                                           130,345
   38,000  Lion Corp.                                       153,205
   48,000  Matsushita Electric Industries Co.             1,329,289
   22,000  Matsushita Electric Works, Ltd.                  217,438
   47,000  Mitsubishi Corp.                                 362,883

 Number of
  Shares                                                            Value +

    6,000  New Japan Radio Co. Ltd.                                    $48,733
    2,000  Nippon Broadcasting System, Inc.                            174,185
   82,000  Nippon Mitsubishi Oil Corp.                                 361,092
      920  Nippon Telegraph and Telephone Corp.                      1,575,497
   38,000  Nisshinbo Industries Inc.                                   171,798
   32,000  Noritake Co. Ltd.                                           113,044
      650  NTT Mobile Communications Network, Inc.                   2,499,755
    7,000  Ono Pharmaceutical Co., Ltd.                                187,690
    3,000  Roland Corp.                                                 65,320
    4,000  Ryosan Co.                                                   99,423
   30,000  Sankyo Seiko                                                 77,796
   26,000  Sanwa Bank Ltd.                                             316,254
   34,000  Shimadzu Corp.                                              117,781
   50,000  Shiseido Co. Ltd.                                           729,034
    2,000  Sony Corp.                                                  593,013
    8,000  Sony Corp. - ADR (d)                                      2,278,000
   32,000  Stanley Electric Co. Ltd.                                   155,005
   30,000  Sumitomo Corp.                                              290,929
   22,000  Sumitomo Electric Industries                                254,252
   24,000  Sumitomo Forestry Co. Ltd.                                  174,968
   20,000  Sumitomo Warehouse                                           54,213
    7,000  Sumitomo Wiring Systems Ltd.                                 71,925
   35,000  Tokio Marine & Fire Insurance Co.                           409,287
   14,000  Tokyo Broadcasting System                                   474,019
    3,000  Tokyo Electric Power Co.                                     80,438
  214,000  Tokyo Gas Co.                                               521,440
   40,000  Toppan Printing Co.                                         399,256
    4,200  Torii Pharmaceutical Co. Ltd.                               107,682
   12,000  Toto Ltd.                                                    72,571
   56,000  Toyo Ink Mfg. Co., Ltd.                                     109,052
   12,000  Toyo Seikan                                                 173,794
    6,000  Tsuzuki Denki Co. Ltd.*                                      38,458
      245  West Japan Railway Co.                                      867,893
   25,000  Yamaha Motor Co. Ltd.                                       173,207
   92,000  Yokohama Bank Ltd.                                          424,034
                                                                  ------------
                                                                    37,866,818
                                                                  ------------

           Luxembourg -- 0.2%
   42,200  Quilmes Industrial SA                                       374,525
                                                                  ------------

           Malaysia -- 0.6%
   45,000  Carlsberg AS (c)                                            125,957
  197,000  Kumpulan Guthrie Berhad (c)                                  98,500
   27,000  Malayan Banking Berhad (c)                                   87,201
  108,000  Malaysian Airlines System Berhad (c)                         84,746
   97,000  Perlis Plantations Berhad (c)                               106,746
   72,000  Resorts World Berhad (c)                                    187,751
   35,000  Rothmans of Pall Mall Berhad (c)                            242,823
  425,800  Sime Darby Berhad (c)                                       490,994
  180,000  Technology Resources Industries -
            Class A (c)                                                101,196
                                                                  ------------
                                                                     1,525,914
                                                                  ------------

           Mexico -- 1.0%
   50,000  Grupo Financiero Banamex Accival SA de CV - Class O*        200,740
   11,500  Grupo Televisa SA - GDR* (d)                                784,875
  182,000  Kimberly Clark de Mexico SA de CV                           711,463
    6,700  Telefonos de Mexico - Class L, ADR (d)                      753,750
   10,000  Vitro Sociedad Aninima - ADR                                 55,000
                                                                  ------------
                                                                     2,505,828
                                                                  ------------


 TIFF International Equity Fund / Schedule of Investments    December 31, 1999

 Number of
  Shares                                                   Value +

           Netherlands -- 4.0%
   73,130  Elsevier NV                                       $873,913
   29,900  IHC Caland NV                                    1,092,112
   34,449  ING Groep NV                                     2,080,566
    9,153  Koninklijke Boskalis Westminster N.V.              165,084
    5,428  Koninklijke (Royal) Philips Electonics NV          738,349
    7,990  Nedlloyd NV                                        223,810
   24,900  Royal Dutch Petroleum Co.                        1,526,680
   32,100  Royal Dutch Petroleum Co. - NY Shares            1,940,044
   38,600  Wolters Kluwer CVA                               1,306,817
                                                         ------------
                                                            9,947,375
                                                         ------------

           New Zealand -- 0.7%
  451,700  Carter Holt Harvey Ltd.                            589,469
  223,776  Telecom Corporation of New Zealand Ltd. (d)      1,051,300
  382,400  Wrightson Ltd.*                                     85,834
                                                         ------------
                                                            1,726,603
                                                         ------------

           Norway -- 0.2%
   34,000  Den Norske Bank ASA                                139,755
   18,000  Rieber & Son ASA - Class B                         107,946
   16,400  Schibsted Gruppen ASA                              305,297
                                                         ------------
                                                              552,998
                                                         ------------

           Philippines -- 0.1%
  171,800  San Miquel SA - Class B                            243,597
                                                         ------------

           Singapore -- 2.2%
  783,900  Dairy Farm International Holdings Ltd.             705,510
   76,000  DelGro Corp Ltd.                                   235,075
  135,517  Development Bank of Singapore Ltd.               2,221,985
   17,000  Fraser & Neave Ltd.                                 62,793
    7,000  Great Eastern Life Assurance Co. Ltd.               81,562
   33,000  Jurong Shipyard Ltd.                               165,495
   56,000  Overseas Union Enterprise Ltd.                     188,348
   27,300  Overseas-Chinese Banking Corp. Ltd.                250,865
   57,500  Singapore Press Holdings                         1,246,697
   60,000  TIBS Holdings Ltd.                                  69,189
  135,000  United Industrial Corp.                             76,216
                                                         ------------
                                                            5,303,735
                                                         ------------

           South Africa -- 1.4%
    3,000  AngloGold Ltd.                                     154,439
    4,209  AngloGold Ltd. - ADR (d)                           108,206
    8,300  Barlow Ltd.                                         59,787
    6,800  De Beers Consolidated Mines Ltd. - ADR             196,775
      209  Edgars Stores Ltd.                                   2,671
  229,000  Firstrand Ltd.                                     327,675
  128,000  Gencor Ltd.                                        556,748
  104,357  Iscor Ltd.                                         395,367
   31,436  JD Group Ltd.                                      270,912
    4,545  Kersaf Investments Ltd.                             18,106
   22,000  Pretoria Portland Cement Co. Ltd.                  189,593
  562,400  Sanlam Ltd.                                        786,445
   24,908  South African Breweries Ltd.                       253,535
   10,659  South African Breweries Ltd. - ADR* (d)            108,364
                                                         ------------
                                                            3,428,623
                                                         ------------

           Spain -- 2.4%
    5,800  Acciona SA                                         327,268
   10,500  Acerinox SA                                        418,960

 Number of
  Shares                                                            Value +

   72,992  Banco Central Hispanoamer SA                               $826,665
    4,300  Banco Popular Espanol SA                                    280,541
   26,200  Bankinter SA                                              1,323,916
   13,900  Centros Comerciales Pryca SA                                217,227
   49,300  Iberdrola SA                                                683,524
   13,800  NH Hoteles SA*                                              155,457
   63,898  Telefonica de Espana SA                                   1,596,714
   11,750  Viscofan Industria Navarra De Envolturas Celulosicas
            SA                                                          91,399
                                                                  ------------
                                                                     5,921,671
                                                                  ------------

           Sweden -- 2.1%
    3,297  ABB Ltd.*                                                   402,471
    8,000  BT Industries AB                                            161,978
   22,000  Electrolux AB - Class B                                     554,208
   16,000  Ericsson LM - ADR                                         1,051,000
   10,440  Ericsson LM - Class B                                       672,240
    9,500  Hoganas AB - Class B                                        206,886
   99,400  Investor AB - Class B                                     1,404,120
   20,500  OM Gruppen AB                                               446,439
   19,500  Svenska Handelsbanken - Class A                             245,615
                                                                  ------------
                                                                     5,144,957
                                                                  ------------

           Switzerland -- 3.2%
   13,454  ABB Namen AG                                              1,646,143
    1,830  Charles Voegele Holding AG*                                 328,818
   10,600  Nestle SA - ADR                                             965,816
    1,301  Novartis AG                                               1,911,000
      200  Phoenix Mecano AG                                           100,521
      610  Publigroupe SA                                              603,600
      100  Sarna Kunststoff Holding AG                                 109,945
      300  Societe Generale de Surveillance SA - Class B*              382,610
    1,050  Synthes-Stratec, Inc.*                                      480,901
    2,600  The Swatch Group AG                                         606,019
    2,580  Union Bank of Switzerland AG                                696,991
                                                                  ------------
                                                                     7,832,364
                                                                  ------------

           Taiwan -- 0.4%
  200,882  Taiwan Semiconductor*                                     1,069,066
                                                                  ------------

           Thailand -- 0.4%
   15,000  Advanced Information Services plc*                          252,531
   70,000  Golden Land Property Development plc*                        36,361
   33,000  Matichon Public Co. Ltd.                                     57,139
   89,000  MBK Properties and Development Public Co. Ltd.               62,826
  178,000  National Finance & Securities Co. Ltd.*                      79,422
  120,000  Post Publishing Co. Ltd.                                    108,684
    4,700  The Siam Cement Public Co. Ltd.*                            156,750
   96,000  The Thai Farmers Bank Ltd.*                                 161,108
                                                                  ------------
                                                                       914,821
                                                                  ------------

           United Kingdom -- 12.8%
   43,000  Airtours plc                                                261,840
   56,882  Arriva plc                                                  221,421
   79,288  Associated British Foods plc                                431,903
   52,400  Associated British Ports Holdings plc                       240,368

 TIFF International Equity Fund / Schedule of Investments    December 31, 1999

 Number of
  Shares                                           Value
   14,600  Barclays plc                            $420,169
   87,800  Bass plc                               1,104,735
   81,000  Berisford plc                            440,901
  211,801  BG Group plc                           1,358,141
  196,070  Blue Circle Industries plc             1,146,426
  111,500  Boots Co. plc                          1,091,374
   32,000  BP Amoco plc                             322,555
   52,000  British Aerospace plc                    341,841
  146,789  British Airways plc                      963,193
   27,100  British Telecommunications plc           648,590
   13,100  Close Brothers Group plc                 232,750
   54,000  Devro International plc                   87,875
   35,304  Diageo plc                               285,144
    8,333  Dolphin Interconn (c)                          0
   32,600  EMI Group plc                            315,933
   46,700  First Leisure Corp. plc                  168,963
   22,000  Flextech plc*                            417,885
   77,300  GKN plc                                1,266,029
   46,500  Glaxo Wellcome plc                     1,318,875
   16,300  Glaxo Wellcome plc ADR                   910,763
   29,800  Granada Group plc                        302,957
  132,700  Great Universal Stores plc               779,797
   52,450  Hanson plc                               439,682
   72,000  Hays plc                               1,148,414
   62,000  Hilton Group plc                         201,286
   22,165  Hyder plc                                103,465
   19,000  Imperial Chemical Industries plc         200,705
  109,777  Invensys plc                             581,583
   32,812  Mackie International Group plc*(c)             0
   35,000  Man ED&F Group plc                       234,042
   55,900  Pearson plc                            1,819,337
   25,000  Peninsular & Orient Steam                416,917
   93,000  PIC International Group plc*              62,714
   45,000  PowerGen plc                             325,203
   22,702  Provident Financial plc                  252,278
   93,300  Railtrack Group plc                    1,567,261
   35,260  Reckitt & Colman plc                     330,887
   36,000  Reed International plc                   270,384
  363,900  Rentokil Initial plc                   1,327,699
  105,700  Rio Tinto plc                          2,516,510
  141,640  Stagecoach Holdings plc                  363,755
  305,900  Taylor Woodrow plc                       667,021
   85,000  Unigate plc                              411,876
  116,500  Unilever plc                             858,125
   53,500  Vodafone AirTouch plc                    263,587
  137,000  WPP Group plc                          2,230,526
                                                -----------
                                                 31,673,685
                                                -----------

           Total Common Stocks
            (Cost $122,555,629)                 168,801,294
                                                -----------

           Preferred Stock-- 0.0%

           Thailand -- 0.0%
   39,000  Siam Commercial Bank* (Cost
            $27,450)                                 47,789
                                                -----------

           Limited Partnerships -- 9.4%
           Everest Capital Frontier Ltd. LP*
            (c)(a)                                7,370,355
           Investable Emerging Markets
            Country Fund LP* (c)(a)              15,758,343
                                                -----------
           Total Limited Partnerships
            (Cost $24,159,623)                   23,128,698
                                                -----------

           Commingled Investment Vehicles --
             0.5%
   73,800  Atlantis Japan Growth Fund
            (Japan)                                 963,326
                                                -----------

 Number of
   Shares                                                              Value +
     29,000 The First Korea Smaller Companies Fund
             (Korea)*                                                   356,120
                                                                      ---------
            Total Commingled Investment Vehicles
             (Cost $1,067,277)                                        1,319,446
                                                                      ---------

                                                           Expiration
                                                              Date
            Rights -- 0.1%
            France -- 0.1%
     22,700 Compagnie Generale d'Industrie et de
             Participations* (Cost $0)                       01/03/00  $148,671
                                                                      ---------
            Warrants 0.0%
     15,000 Atlantis Japan Growth Fund (Japan)*              04/30/01   $61,500
    115,500 PT Bank Pan Indonesia (Indonesia)*               07/08/02     4,057
  1,800,000 PT Bank Universal (Indonesia)*(c)                06/08/02         0
  1,800,000 PT Bank Universal (Indonesia)*(c)                04/15/02         0
     39,000 Siam Commercial Bank (Thailand)*                 12/31/02    18,181
      2,680 TEGE SA (Switzerland)*                           06/20/01     2,947
                                                                      ---------
            Total Warrants
             (Cost $7,391)                                               86,685
                                                                      ---------

 Principal                                     Interest     Maturity
   Amount                                        Rate         Date
            Corporate Obligations -- 0.1%

            United Kingdom -- 0.1%
 GBP 30,000 BG Transco Holdings plc                 4.188%   12/14/22    48,563
 GBP 30,000 BG Transco Holdings plc                 7.000%   12/16/24    47,070
 GBP 30,000 BG Transco Holdings plc (FRN)           7.057%   12/14/09    48,795
                                                                      ---------
            Total Corporate Obligations
             (Cost $0)                                                  144,428
                                                                      ---------

            Short Term Investments -- 24.1%

            U.S. Treasury Obligations -- 1.7%#
  $ 100,000 U.S. Treasury Bill ++                   4.692%   01/13/00    99,859
    100,000 U.S. Treasury Bill ++                   4.756%   01/27/00    99,687
    100,000 U.S. Treasury Bill ++                   5.063%   03/16/00    98,962
    300,000 U.S. Treasury Bill ++                   5.106%   02/17/00   298,129
  1,600,000 U.S. Treasury Bill ++                   5.116%   04/06/00 1,578,150
    100,000 U.S. Treasury Bill ++                   5.156%   03/02/00    99,161
    100,000 U.S. Treasury Bill ++                   5.279%   04/20/00    98,419
    200,000 U.S. Treasury Bill ++                   5.287%   04/27/00   196,627
    200,000 U.S. Treasury Bill ++                   5.649%   06/29/00   194,571
  1,200,000 U.S. Treasury Bill ++                   5.292%   05/25/00 1,174,212
     50,000 U.S. Treasury Bill ++                   5.716%   06/22/00    48,696
    150,000 U.S. Treasury Bill ++                   5.607%   06/08/00   146,435
     50,000 U.S. Treasury Bill ++                   5.769%   06/15/00    48,765
                                                                      ---------
            Total U.S. Treasury Obligations
             (Cost $4,183,747)                                        4,181,673
                                                                      ---------

            Time Deposit -- 2.6%
  6,483,514 BankBoston NA
             (Cost $6,483,514) (b)                           01/03/00 6,483,514
                                                                      ---------

 TIFF International Equity Fund / Schedule of Investments    December 31, 1999

  Principal                         Interest Maturity
   Amount                             Rate     Date     Value +
             Repurchase Agreement -- 19.8%
 $48,673,122 Investors Bank & Trust Company -
              Repurchase Agreement, Issued
              12/31/99 (proceeds at maturity
              $48,685,534) (Collateralized by
              $18,550,000 FNMA 5.450%, due
              8/25/22, with a market value of
              $18,199,437; $8,447,705, SBA Pool
              #504077 8.000%, due 1/25/23, with a
              market value of $6,657,342;
              $20,000,000 FNMA 5.66%, due
              1/5/04, with a market value of
              $19,725,222; $6,289,032 FNMA ARM
              7.300%, due 7/1/26, with a
              market value of $6,524,829)
              (Cost $48,673,122)     3.060%  01/03/00  $48,673,122
                                                      ------------
             Total Short Term Investments
              (Cost $59,340,383)                        59,338,309
                                                      ------------
             Total Investments--102.7%
              (Cost $207,157,753)                      253,015,320
             Liabilities in excess other assets --
               (2.7%)                                   (6,586,573)
                                                      ------------
             Net Assets -- 100.0%                     $246,428,747
                                                      ============


Summary of Industry Classifications
(as a % of total market value):

Basic Industries                   2.5%
Consumer Cyclical                 16.3
Consumer Non-Cyclical              4.3
Diversified Investment Vehicles    0.5
Energy                             3.5
Financial Services                 9.4
Industrial                        10.2
Limited Partnerships               9.1
Metals & Mining                    3.9
Repurchase Agreements             19.2
Technology                         8.8
Transportation                     2.3
Utilities                          5.8
U.S. Government Obligations        4.2
                                 -----
                                 100.0%
                                 =====

    * Non-Income Producing Security
    + See Note 2 to the Financial Statements.
   ++ Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C in Notes to Financial
      Statements.
    # Interest Rate represents the yield to maturity at the time of purchase.
  ADR American Depository Receipt
  ARM Adjustable Rate Mortgage
 FNMA Federal National Mortgage Association
  GBP Great British Pounds
  GDR Global Depository Receipt
  (a) Restricted Security.
  (b) Investment from cash collateral received for securities on loan at December 31, 1999.
  (c) Security is valued in good faith under procedures established by the board of directors.
  (d) Security or portion thereof was on loan at December 31, 1999.

    See accompanying Notes to Financial Statements

 TIFF Emerging Markets Fund                                  December 31, 1999


                  Comparison of Change in Value of $100,000
                   Investment in TIFF Emerging Markets Fund and the MSCI Emerging Markets Free Index

                                 [LINE GRAPH]

                        TIFF Emerging   MSCI Emerging
                        Markets Fund   Markets Free Index
               *5/31/94     100000       100000
               11/30/94     102100       108576
                5/31/95      86286        95400
               11/30/95      82909        89067
                5/31/96      92077       101080
               11/29/96      86337        96161
                5/30/97     100331       106756
               11/28/97      85997        81770
                5/29/98      78315        74970
               11/30/98      58870        61683
                5/28/99      72945        75415
               11/30/99      87803        88047
               12/31/99     101743        99131

*Commencement of operations.

Policy Considerations: Despite rebounding this year, emerging markets as a group have fallen 0.9% since the Fund's inception in May 1994. The S&P 500 has risen 259% over the same period. This performance differential, which remains large despite emerging markets' recent outperformance, has created selective opportunities for truly long-term investors in emerging markets. However, foundations that are not prepared to pursue a disciplined rebalancing strategy may wish to eschew "pure plays" in favor of diversified funds whose managers control the allocation to emerging markets (e.g., the TIFF International Equity Fund).

Performance Evaluation: Investors with the perseverance to stick with strategies that performed poorly during the market turmoil of late 1998 tended to be rewarded for their patience in 1999, holders of the TIFF Emerging Markets Fund being a conspicuously happy example: the Fund (+75.5%) outperformed the MSCI EMFree Index (+63.7%) by an impressive 11.8% in the year just ended. The Fund's two lead managers (EMM and Lazard) both added considerable value during 1999, aided by savvy country selection. Latin America specialist Explorador also produced sparkling returns (+76.6%), outperforming both the Fund's benchmark and the MSCI EMF Latin America Index (+58.9%) during 1999. Everest also contributed to the Fund's outperformance in 1999 (up 81% for the year), returning over 40% during the fourth quarter due to favorable country selection and an intrepid decision to increase its net exposure to emerging markets during the year-end run-up to the much-feared Y2K rollover.

Investment Performance (For Periods Ended December 31, 1999)

                                              Total Return**
                            ---------------------------------------------------
                                     Annualized   Cumulative      Annualized
                            Calendar   since    since Inception since Inception
                              Year    12/31/94     (5/31/94)       (5/31/94)
                            -------- ---------- --------------- ---------------
TIFF Emerging Markets Fund    75.5%      1.8%         1.7%            0.3%
MSCI Emerging Markets Free
 Index                        63.7%     (0.1%)       (0.9%)          (0.2%)

-------
** Total return includes the effects of the entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.

 TIFF Emerging Markets Fund / Schedule of Investments        December 31, 1999

   Number
  of Shares                                                    Value +

             Common Stocks -- 47.2%
             Argentina -- 0.7%
      12,800 Banco Rio de la Plata - ADR (e)                    $156,000
      19,895 CEI Citicorp Holdings SA*                            72,629
      30,302 Compania Naviera Perez Companc                      155,174
      23,112 Dragados y Construcciones Argentina -Series B        36,523
       7,200 Nortel Inversora SA - ADR                           139,500
                                                             -----------
                                                                 559,826
                                                             -----------
             Austria -- 0.2%
      12,690 Julius Meinl International                          143,208
                                                             -----------
             Botswana -- 0.2%
     117,800 Sechaba Investment Trust                            134,545
                                                             -----------
             Brazil -- 1.0%
  30,740,000 Avipal SA Avicultura e Agropecuaria                  42,600
      32,100 Companhia Paranaense de Energia-Copel - ADR         298,931
     104,239 Metalurgica Gerdau SA                                 3,582
     390,000 Petroleo Brasileiro SA                               86,468
  18,204,000 Tele Centro Sul                                     195,764
   8,900,000 Tele Nordeste Celular Participacoes                  18,205
   8,900,000 Telenorte Leste Participacoes                       160,338
                                                             -----------
                                                                 805,888
                                                             -----------
             Canada -- 0.0%
      81,175 Nelson Gold Corp. Ltd.*                               2,521
                                                             -----------
             Chile -- 2.6%
      18,700 A.F.P. Provida SA - ADR                             402,050
      61,230 Antofagasta Holdings plc                            425,264
       7,100 Chilectra SA - ADR                                  144,734
       5,400 Cia de Telecomunicaciones de Chile SA - ADR          98,550
      11,800 Cristalerias de Chile - ADR                         169,625
      11,820 Enersis SA - ADR                                    277,770
       4,600 FirstCom Corp.*                                     169,050
       5,700 Laboratorio Chile SA - ADR                          103,669
      25,100 Maderas y Sinteticos SA - ADR                       323,163
                                                             -----------
                                                               2,113,875
                                                             -----------
             China -- 0.1%
     114,000 Yanzhou Coal Mining Co. Ltd.                         31,532
     146,000 Yizheng Chemical Fibre Co. Ltd.*                     40,853
                                                             -----------
                                                                  72,385
                                                             -----------
             Colombia -- 0.3%
       9,879 Almacenes Exito SA                                   23,773
      29,786 Bavaria SA                                          130,612
      80,832 Suramericana de Inversiones                          95,745
                                                             -----------
                                                                 250,130
                                                             -----------
             Croatia -- 0.1%
       1,800 Pliva D.D. - GDR (144A) (a)                          23,490
       7,000 Pliva D.D. - GDR                                     93,174
                                                             -----------
                                                                 116,664
                                                             -----------
             Czech Republic -- 0.6%
      98,710 Czech Power Co.                                     244,086
      17,647 SPT Telecom AS                                      284,995
                                                             -----------
                                                                 529,081
                                                             -----------

   Number
  of Shares                                                  Value +

             Egypt -- 0.3%
      11,714 Arab International Construction                   $43,709
       1,800 Egypt Pharmaceuticals                              87,972
       7,000 Orascom Construction*                             144,425
                                                           -----------
                                                               276,106
                                                           -----------
             Estonia -- 0.2%
       2,900 Estonian Telecom - GDR (144A) (a)                  59,740
      19,040 Hansabank Ltd.*                                   121,302
       5,780 Rokiskio Surio - ADR (b)                           16,329
                                                           -----------
                                                               197,371
                                                           -----------
             Greece -- 2.2%
       1,650 Alpha Credit Bank                                 129,260
      32,650 Greek Progress Fund SA                            959,913
       5,190 Hellenic Bottling Co. SA                          119,312
      12,141 Hellenic Telecommunications Organization SA       287,633
       1,716 Minoan Lines                                       47,150
       1,949 National Bank of Greece SA                        143,698
       2,040 Titan Cement Co. SA                               121,759
                                                           -----------
                                                             1,808,725
                                                           -----------
             Hong Kong -- 0.8%
      48,000 ASM Pacific Technology                             85,218
     108,000 Giordano International Ltd.                       111,154
      82,000 Guangdong Kelon Electric Holdings Co. Ltd.         62,241
      10,800 Johnson Electric Holdings                          69,332
     396,875 Lung Kee (Bermuda) Holdings Ltd.                   68,929
     416,000 United Pacific Industries Ltd.* (b)                19,802
      63,000 Varitronix International Ltd.                     145,079
      25,000 Yue Yuen Industrial Holdings Ltd.                  59,822
                                                           -----------
                                                               621,577
                                                           -----------
             Hungary -- 0.8%
       3,631 EGIS Rt.                                          143,785
      56,658 Matav Rt.                                         397,120
       2,002 OTP Bank Rt.                                      117,291
                                                           -----------
                                                               658,196
                                                           -----------
             India -- 4.3%
      23,400 EIH Ltd.*                                         107,611
      13,550 Essel Packaging Ltd.                              186,940
      28,700 Grasim Industries Ltd.*                           269,248
      31,280 Gujarat Ambuja Cements - GDR                      238,510
       5,100 HCL Technologies Ltd.*(b)                          68,016
      42,300 Himachal Futuristic Communications, Ltd.          658,962
      10,000 Hindalco Industries Ltd.                          185,100
       3,950 NIIT Ltd.                                         301,136
       5,200 Pentafour Software                                159,742
       8,200 Punjab Tractors Ltd.                              195,921
       7,600 Satyam Computer Services                          384,281
      19,877 Silverline Industries Ltd.                        370,231
      85,662 Tata Iron & Steel Co., Ltd.                       278,909
      12,200 Tata Tea Ltd.*                                    147,275
                                                           -----------
                                                             3,551,882
                                                           -----------
             Indonesia -- 1.0%
      10,200 Gulf Indonesia Resources Ltd.*                     82,875
     235,000 PT Bakrie & Brothers*                              10,108
      36,000 PT Hanjaya Mandala Sampoerna                       91,742
     168,700 PT Indah Kiat Pulp & Paper Corp.*                  66,513
     271,880 PT Indorama Synthetics*                            63,341
       2,500 PT Indosat - ADR                                   54,063

 TIFF Emerging Markets Fund / Schedule of Investments        December 31, 1999

   Number
  of Shares                                                           Value +

   2,076,000 PT Lippo Bank*                                             $74,409
     276,500 PT Pabrik Kertas Tjiwi Kim                                  90,185
      58,800 PT Petrosea                                                 29,084
      74,000 PT Ramayana Lestari                                         62,595
      38,000 PT Semen Gresik                                             60,337
     136,240 PT Telekomunikasi Indonesia                                 77,642
       3,000 PT Telekomunikasi Indonesia - ADR                           33,000
                                                                    -----------
                                                                        795,894
                                                                    -----------
             Israel -- 1.5%
      77,200 Bank Hapoalim Ltd.                                         240,721
      34,400 Bezeq Israel Telecom*                                      171,590
       3,720 ECI Telecommunications Ltd. (e)                            117,645
       1,890 Elite Industries Ltd.                                       98,373
      16,600 Koor Industries Ltd. - ADR                                 332,000
       1,000 NICE Systems Ltd.*                                          48,676
       4,300 NICE Systems Ltd. - ADR*                                   211,506
                                                                    -----------
                                                                      1,220,511
                                                                    -----------
             Malaysia -- 1.9%
      37,000 IJM Corp. Berhad (b)                                        27,263
     107,000 Jaya Tiasa Holdings Berhad (b)                             177,907
     113,000 Malakoff Berhad (b)                                        270,335
     188,000 Malaysian International Shipping Berhad (b)                281,100
      79,000 Malaysian Pacific Industries Berhad (b)                    463,038
      11,000 Oriental Holdings Berhad (b)                                21,842
     112,000 Public Bank Berhad (b)                                      88,957
     219,000 Public Bank Berhad (Foreign Market) (b)                    206,426
     102,000 Selangor Properties Berhad (b)                              48,807
                                                                    -----------
                                                                      1,585,675
                                                                    -----------
             Mexico -- 5.5%
      77,000 Carso Global Telecom*                                      724,036
      15,385 Cemex SA de CV - ADR*                                      428,857
      97,000 Consorcio ARA SA de CV                                     160,898
     155,000 Controladora Comercial Mexicana SA de CV                   207,977
      40,000 Corporacion GEO SA de CV - Ser. B*                         150,872
      73,435 Corporacion Interamericana de Entretenimiento SA -
               Class B*                                                 293,662
       4,517 Corporacion Interamericana de Entretenimiento SA -
               Class L*                                                  17,658
      26,600 Cydsa SA                                                    24,730
     118,000 Embotelladoras Argos Arsab                                 118,436
       3,200 Fomento Economico Mexicano - ADR                           142,400
       9,900 Grupo Casa Autrey SA de CV - ADR*                           81,675
      70,000 Grupo Casa Autrey SA de CV*                                 62,124
     245,000 Grupo Financiero Banamex Accival SA de CV - Class O*       983,624
     324,845 Grupo Financiero Banorte Class O Shares*                   490,785
       6,100 Grupo Posadas SA - GDR (144A)* (a)                          73,354
      27,000 Grupo Posadas SA - L Shares*                                15,347
      41,428 Grupo Posadas SA - Series A*                                24,949
       3,100 Grupo Televisa SA - GDR* (e)                               211,575
       6,000 Grupo Televisa SA - Series CPO*                            202,853
      15,000 Grupo Tribasa SA de CV - ADR*                                4,688
      63,000 Grupo Tribasa SA de CV*                                     14,643
       6,500 Nuevo Grupo Iusacell SA de CV - ADR*                        97,094
                                                                    -----------
                                                                      4,532,237
                                                                    -----------
             Pakistan -- 0.3%
       3,300 Hub Power Co. Ltd. - GDR*                                   31,350
      39,400 Hub Power Co. Ltd.*                                         16,239

   Number
  of Shares                                                       Value +

      49,999 Pakistan State Oil Co., Ltd.                          $187,255
      31,708 Sui Northern Gas Pipelines                               7,345
                                                                -----------
                                                                    242,189
                                                                -----------
             Peru -- 0.5%
     148,829 Cementos Norte Pacasmayo SA                             92,090
       7,077 Compania de Minas Buenaventura SA - ADR                113,674
      10,642 Compania de Minas Buenaventura SA Class B               86,180
     202,471 Enrique Ferreyros SA                                   109,693
                                                                -----------
                                                                    401,637
                                                                -----------
             Philippines -- 1.0%
     235,840 Ayala Land, Inc. - Class B                              61,600
       9,580 Benpres Holdings Corp. - GDR
              (144A)* (a)                                            29,002
      14,300 Benpres Holdings Corp. - GDR*                           45,760
     375,000 Benpres Holdings Corp.*                                 56,903
      52,000 Del Monte Pacific Ltd.*                                 25,297
      75,210 Equitable Banking Corp.                                167,445
     145,927 First Philippine Holdings Corp.                        127,051
     137,000 Ionics Circuits, Inc.                                   47,711
       9,400 Philippine Long Distance Telephone Co. - ADR (e)       243,225
                                                                -----------
                                                                    803,994
                                                                -----------
             Poland -- 1.5%
       7,895 Bank Rozwoju Eksportu SA                               250,423
       7,005 KGHM Polska Miedz SA                                    44,099
      20,600 Polski Koncern Naftowy SA (144A) (a)                   257,500
       4,700 Softbank SA                                            157,046
       6,700 Softbank SA - GDR                                      231,150
      42,700 Telekomunikacja Polska - GDR                           272,213
                                                                -----------
                                                                  1,212,431
                                                                -----------
             Romania -- 0.0%
       8,981 Turbomechanica SA                                       10,580
                                                                -----------
             Russia -- 1.1%
       6,500 Lukoil Oil Co. - ADR                                   338,000
       7,300 RAO Unified Energy Systems - GDR                        87,600
      41,300 Surgutneftegaz - ADR                                   474,950
                                                                -----------
                                                                    900,550
                                                                -----------
             Singapore -- 0.0%
       9,000 GP Batteries International Ltd.                         11,838
                                                                -----------
             Slovenia -- 0.0%
         800 SKB Banka - GDR                                          9,000
                                                                -----------
             South Africa -- 3.2%
      72,156 Amalgamated Banks of South Africa                      323,822
       1,800 Anglo American plc                                     115,902
      26,700 Billiton plc                                           158,272
     228,538 CorpGro Ltd.                                           122,630
      20,400 Dimension Data Holdings Ltd.*                          128,039
       8,185 Edgars Stores Ltd.                                     104,608
      96,200 Illovo Sugar Ltd.                                      114,971
      10,569 Imperial Holdings Ltd.                                 115,658
      23,800 Ixchange Technology Holdings Ltd.*                     100,618
     229,200 Molope Group Ltd.*                                      37,268
       9,300 Nasionale Pers Beperk                                   87,707
     108,100 Old Mutual plc*                                        295,079
      42,742 Sasol Ltd.                                             360,701

 TIFF Emerging Markets Fund / Schedule of Investments        December 31, 1999

   Number
  of Shares                                                      Value +

      41,400 Softline Ltd.*                                        $66,307
      27,308 South African Breweries Ltd.                          277,964
      97,269 Super Group Ltd.                                      169,232
     229,100 Unibank Investment Holdings                            55,878
                                                               -----------
                                                                 2,634,656
                                                               -----------
             South Korea -- 7.6%
       2,916 Dongah Tire Industry Co.                               85,810
       8,085 Hyundai Heavy Industries                              306,297
       4,400 Korea Telecom Corp. - SP ADR                          328,900
      11,850 Pohang Iron and Steel Co. Ltd. -Ordinary Shares     1,383,370
      10,323 Samsung Electronics Co.                             2,419,311
      10,190 Samsung Fire & Marine Insurance                       325,003
         346 SK Telecom Co. Ltd.                                 1,240,722
       4,378 SK Telecom Co. Ltd. - ADR                             167,987
                                                               -----------
                                                                 6,257,400
                                                               -----------
             Sri Lanka -- 0.1%
       4,693 Aitken Spence & Co., Ltd.                               8,563
       6,300 Development Financial Corp. of Ceylon                  10,964
      15,221 National Development Bank                              24,567
                                                               -----------
                                                                    44,094
                                                               -----------
             Taiwan -- 3.7%
      30,018 Asustek Computer, Inc.                                316,633
     148,820 Bank Sinopac                                           87,736
      50,700 Compeq Manufacturing Co., Ltd.                        276,281
     126,230 Far East Textile                                      301,697
     160,160 Hon Hai Precision Industry                          1,194,310
     177,994 Nan Ya Plastics Corp.                                 391,383
      90,115 Phoenixtec Power Co., Ltd.                            173,740
      18,548 Siliconware Precision Industries Co.                   47,286
       5,616 Siliconware Precision Industries Co. - GDR             81,291
       3,302 Synnex Technology International Corp. -GDR (e)         86,835
      14,268 Taiwan Semiconductor                                   75,932
                                                               -----------
                                                                 3,033,124
                                                               -----------
             Thailand -- 2.3%
      13,500 Alucon Manufacturing Co. Ltd. (b)                      28,410
      60,900 Hana Microelectronics Public Co. Ltd.                 292,009
      61,000 KCE Electronics Public Co. Ltd.*                      155,994
     125,866 K.R. Precision Public Co. Ltd.*                        98,071
      78,820 Land & House Public Co. Ltd.*                          75,062
     117,900 MDX Co. Ltd.* (b)                                       5,653
     255,858 Pacific Assets Public Co. Ltd.*                        53,162
      73,100 Precious Shipping Ltd.*                                19,473
      37,400 PTT Exploration & Production Public Co., Ltd.*        231,135
     152,900 Saha-Union Corp., Ltd.                                 50,912
     160,400 Shinawatra Satellite Public Co. Ltd. (Foreign
              Shares)*                                             167,706
      36,300 Siam Syntech Construction Public Co. Ltd.* (b)            483
     160,400 Telecomasia Corp.*                                    209,366
      15,940 Thai Union Frozen Products Co. Ltd.                    60,720
      22,300 Thai-German Ceramic Industry Co. Ltd.*                  7,425
     267,900 The Thai Farmers Bank Ltd.*                           449,592
                                                               -----------
                                                                 1,905,173
                                                               -----------

             Turkey -- 1.2%
  14,508,844 Akbank TAS                                            428,226
   5,581,000 Aksigorta AS                                          339,740

   Number
  of Shares                                                          Value +

     230,000 Alcatel Teletas Komunikasyon Endustri ve Ticaret AS       $50,913
   1,617,000 Arcelik AS                                                105,891
           1 Dogan Sirketler Grubu Holdings                                  0
     148,130 Migros Turk TAS                                            95,638
                                                                   -----------
                                                                     1,020,408
                                                                   -----------

             Venezuela -- 0.4%
      50,405 Bancaracas Mercados Capital - Class A                      27,603
       7,000 Cia Anonima Telef De Ven - ADR                            172,375
       2,141 Electricidad De Caracas - ADR                              33,186
      29,078 Fondo de Valores - ADR                                    101,857
       4,667 International Briquettes Holding, Inc. - ADR               19,251
       2,895 Sudamtex de Venezuela - ADR (144A)* (a)                     2,171
                                                                   -----------
                                                                       356,443
                                                                   -----------

             Total Common Stocks (Cost $29,022,493)                 38,819,814
                                                                   -----------

             Commingled Investment Vehicles -- 24.8%

             Argentina -- 0.5%
      36,000 Argentina Fund, Inc.                                      427,500
                                                                   -----------

             Asian Region -- 0.8%
      31,300 Asia Tigers Fund, Inc.                                    320,825
   1,025,000 Edinburgh New Tiger Trust plc                             285,588
                                                                   -----------
                                                                       606,413
                                                                   -----------

             Brazil -- 0.4%
      51,000 Brazilian Equity Fund                                     296,438
                                                                   -----------

             Chile -- 0.8%
     250,000 Five Arrows Chile Investment Trust                        643,550
                                                                   -----------

             China -- 0.2%
      20,000 Templeton Dragon Fund                                     196,250
                                                                   -----------

             Czech Republic -- 0.6%
      29,756 Zivnobanka - Investicni Fond                              516,303
                                                                   -----------

             Egypt -- 0.1%
      10,000 Egypt Trust                                               116,500
                                                                   -----------

             European Region -- 2.0%
     200,000 Advance Developing Markets Trust plc                      418,337
     270,000 Baring Emerging Europe Trust plc*                         621,000
     800,000 Central European Growth Fund plc*                         642,850
                                                                   -----------
                                                                     1,682,187
                                                                   -----------

             General Emerging Markets -- 1.4%
     450,000 Foreign & Colonial Emerging
              Markets plc*                                             559,667
     250,000 Templeton Emerging Markets Investment Trust plc           605,700
                                                                   -----------
                                                                     1,165,367
                                                                   -----------

             India -- 4.1%
      28,000 India Long Term Fund Ltd.                               2,023,000
      15,000 IS Himalayan Fund NV*                                     329,250
      60,000 Morgan Stanley Dean Witter India Investment Fund*         990,000
                                                                   -----------
                                                                     3,342,250
                                                                   -----------

             Indonesia -- 0.1%
     650,000 EFM Edinburgh Java Trust plc*                             110,237
                                                                   -----------


 TIFF Emerging Markets Fund / Schedule of Investments        December 31, 1999

   Number
  of Shares                                                          Value +

             Korea -- 3.2%
         550 Korea Asia Fund*                                       $1,072,500
         350 Korea Europe Fund                                       1,207,500
      19,000 Korea Fund*                                               323,000
                                                                   -----------
                                                                     2,603,000
                                                                   -----------

             Latin American Region -- 3.6%
     400,000 Edinburgh Inca Trust plc*                                 174,442
     212,500 F&C Latin American Investment Trust*                      462,188
      67,300 Latin American Equity Fund, Inc.                          849,663
   1,150,000 Morgan Grenfell Latin American
              Trust plc                                              1,462,766
                                                                   -----------
                                                                     2,949,059
                                                                   -----------

             Lebanon -- 0.1%
       6,400 Lebanon Holdings* (b)                                      36,800
                                                                   -----------

             Mexico -- 2.0%
     184,470 Mexico Equity & Income Fund                             1,648,701
                                                                   -----------

             Poland -- 0.3%
      38,860 Flemings Poland Fund Ltd.*                                281,735
                                                                   -----------

             South Africa -- 1.4%
     720,000 Old Mutual South Africa Trust plc                       1,174,573
                                                                   -----------

             Taiwan -- 2.5%
          48 Taipei Fund                                               477,600
      95,154 Taiwan Equity Fund, Inc.*                               1,593,830
                                                                   -----------
                                                                     2,071,430
                                                                   -----------

             Thailand -- 0.7%
   1,916,000 Ruam Pattana Fund II                                      326,649
      15,000 Thai-Euro Fund*                                           137,625
      11,500 Thai Prime Fund Ltd.*                                      53,590
                                                                   -----------
                                                                       517,864
                                                                   -----------

             Total Commingled Investment Vehicles
              (Cost $17,115,159)                                    20,386,157
                                                                   -----------

             Limited Partnerships -- 20.5%
             Everest Capital Frontier Ltd. LP* (b)(c)                2,665,872
             Explorador Fund LP* (b)(c)                              3,562,284
             Investable Emerging Markets Country Fund LP* (b)(c)    10,470,752
             New Century Fund XI LP* (b)(c)                            127,408
             Siam Investment Fund LP* (b)(c)                            80,825
                                                                   -----------
             Total Limited Partnerships (Cost $15,550,293)          16,907,141
                                                                   -----------

             Preferred Stocks -- 5.6%

             Brazil -- 4.5%
   4,900,000 Banco Nacional SA*                                              0
     323,912 Celular CRT Participacoes SA                               56,559
     754,000 Cia Cimento Portland Itau                                 105,744
   2,470,000 Cia Energetica do Brasilia                                 57,506
   1,368,666 Cia Energetica do Brasilia - Class B                       24,270
  91,200,000 Cia Energetica do Ceara - Class A                         260,355
     323,912 Cia Riograndense Telecom*                                 100,549
     400,000 Cia Tecidos Norte de Mina                                  36,583
   2,800,000 Eletropaulo Metropolitana - Eletricidade de Sao
              Paulo SA*                                                181,596
     319,000 Empresa Brasileira de Compressores SA                     148,537
   1,327,140 Gerdau SA                                                  35,312

   Number
  of Shares                                               Value +

     289,000 Industrian Klabin de Papel e
              Celulose SA                                  $240,299
     480,000 Itausa - Investimentos                         497,561
      97,800 Marcopolo SA                                   115,473
   5,644,591 Metalurgica Gerdau SA                          272,217
   1,379,000 Petroleo Brasileiro SA                         351,630
  12,082,000 Tele Centro Sul                                220,945
  54,300,000 Tele Nordeste Celular                          141,469
  24,100,000 Telenorte Leste                                647,921
   1,120,000 Telesp Celular SA - Class B                     88,780
   2,700,000 Votorantim Celulose Papel SA                   124,224
                                                        -----------
                                                          3,707,530
                                                        -----------

             Hungary -- 0.0%
       1,040 OTP Bank Rt.                                    19,768
                                                        -----------

             Russia -- 0.4%
      22,100 Surgutneftegaz - ADR                           375,700
                                                        -----------

             South Korea -- 0.2%
         910 Samsung Electronics Co.                        141,912
                                                        -----------

             Thailand -- 0.5%
     129,100 Siam Commercial Bank*                          158,194
     323,000 Tisco Finance Public Co. Ltd.                  249,521
                                                        -----------
                                                            407,715
                                                        -----------

             Total Preferred Stocks
              (Cost $3,615,030)                           4,652,625
                                                        -----------

                                             Expiration
                                                Date
             Rights -- 0.0%

             South Korea -- 0.0%
       2,084 Samsung Fire & Marine
              Insurance*                      01/24/00            0
                                                        -----------

             Thailand -- 0.0%
      12,200 KCE Electronics Public Co.
              Ltd. (Foreign Shares)*          02/04/00       14,949
                                                        -----------
             Total Rights (Cost $0)                          14,949
                                                        -----------

             Warrants -- 0.4%
      75,000 F&C Latin American Investment
              Trust (Latin America)*          07/31/00      102,000
      10,000 GP Batteries International
              (Singapore)*                    11/15/00        5,900
     250,000 Morgan Grenfell
              Latin American
              (Latin America)*                06/30/10      118,112
      18,080 PT Indah Kiat Pulp & Paper
              (Indonesia)*                    07/11/02        5,003
      73,000 Siam Commercial Bank (Foreign
              Shares) (Thailand)*             05/10/02       34,030
       1,225 Thai Farmers Bank (Thailand)*    09/15/02          303
     180,300 Tisco Finance (Thailand)*        05/31/02       93,656
                                                        -----------
             Total Warrants
              (Cost $153,117)                               359,004
                                                        -----------

 TIFF Emerging Markets Fund / Schedule of Investments        December 31, 1999


 Principal                                      Interest Maturity
   Amount                                         Rate     Date     Value +
            Short Term Investments -- 2.2%

            Repurchase Agreement -- 1.3%

 $1,105,647 Investors Bank & Trust Company - Repurchase
            Agreement, issued 12/31/99 (proceeds at maturity
            $1,105,929) (Collateralized by $1,134,561 FHLMC
            ARM 7.124% due 3/1/20, with a market value of
            $1,164,702)
            (Cost $1,105,647)                    3.060%  01/03/00  $1,105,647
                                                                  -----------

            Time Deposit -- 0.9%
    743,568 BankBoston NA (Cost $743,567) (d)    4.680%  04/28/00     743,567
                                                                  -----------

            Total Short Term Investments (Cost $1,849,214)          1,849,214
                                                                  -----------

            Total Investments -- 100.7%
             (Cost $67,305,306)                                    82,988,904
                                                                  -----------

            Liabilities in Excess of Other Assets --
              (0.7%)                                                 (593,131)
                                                                  -----------

            Net Assets -- 100.0%                                  $82,395,773
                                                                  ===========

Summary of Industry Classifications
(as a % of total market value):

Basic Industries                   1.6%
Consumer Cyclical                  7.8
Consumer Non-Cyclical              0.7
Diversified Investment Vehicles   24.8
Energy                             3.5
Financial Services                 9.9
Industrial                         6.0
Limited Partnerships              20.4
Metals & Mining                    3.3
Repurchase Agreements              1.3
Technology                         8.8
Transportation                     0.5
Utilities                         10.6
U.S. Government Obligations        0.8
                                 -----
                                 100.0%
                                 =====

     * Non-Income Producing Security.
     + See Note 2 to the Financial Statements.
   ADR American Depository Receipt
   ARM Adjustable Rate Mortgage
 FHLMC Federal Home Loan Mortgage Corporation
   GDR Global Depository Receipt
   (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1999, the aggregate market value of these securities was $445,257 or 0.54% of net assets.
   (b) Security is valued in good faith under procedures established by the board of directors.
   (c) Restricted Security.
   (d) Investment from cash collateral received for securities on loan at December 31, 1999.
   (e) Security or portion thereof was on loan at December 31, 1999.

    See accompanying Notes to Financial Statements.

 TIFF U.S. Equity Fund                                       December 31, 1999




 Comparison of Change in Value of $100,000 Investment in TIFF U.S. Equity Fund
                          and the Wilshire 5000 Index

                                 [LINE GRAPH]


                TIFF U.S. Equity Fund  Wilshire 5000 Index

       *5/31/94        100000            100000
       11/30/94        101064            100471
        5/31/95        118278            117632
       11/30/95        138657            136705
        5/31/96        157758            154482
       11/29/96        172248            170331
        5/30/97        191741            189425
       11/28/97        223993            217095
        5/29/98        253464            246659
       11/30/98        242680            256501
        5/28/99        269997            290289
       11/30/99        285078            313435
       12/31/99        303480            337225


Policy Considerations: The Fund is designed as a diversified vehicle for the portion of Members' assets committed to US stocks. It employs a combination of managers that, collectively, provide exposure to all market sectors, including smaller capitalization stocks that are underrepresented in the cap-weighted S&P
500. This structure reflects the belief that many endowed institutions lack sufficient assets and analytical resources to construct multi-manager portfolios that avoid unintended sector and style biases. The Fund's structure is distinctive because it combines active strategies with a low cost "completeness" portfolio.

Performance Evaluation: The Fund underperformed its benchmark (the Wilshire 5000 Index) during the fourth quarter of 1999. This slippage caused it to forfeit the return advantage that the Fund had achieved during the three prior quarters, and it ended the year behind the Wilshire 5000 Index (19.0% vs. 23.6%). Due to the recent dominance of large cap growth stocks, which dominate the cap-weighted Wilshire 5000 Index to almost as great an extent as they do the S&P 500, the Fund remains behind the Wilshire 5000 Index since inception (annualized deficit of 2.3%) but is nevertheless ahead of the average domestic equity fund tracked by Lipper (by 1.6% annualized).

Investment Performance (For Periods Ended December 31, 1999)

                                               Total Return**
                       ---------------------------------------------------------------
                       Calendar   Annualized    Cumulative since    Annualized since
                         Year   since 12/31/94 Inception (5/31/94) Inception (5/31/94)
                       -------- -------------- ------------------- -------------------
TIFF U.S. Equity Fund   18.9%       24.0%            203.5%               22.0%
Wilshire 5000 Index     23.6%       27.0%            237.2%               24.3%

-------
** Total return includes the effects of the entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.

 TIFF U.S. Equity Fund / Schedule of Investments             December 31, 1999

  Number
 of Shares                   Value +

           Common Stocks -- 91.3%

           Advertising -- 0.1%
      900  DoubleClick
            Inc.*              $227,756
                           ------------

           Aerospace & Defense -- 0.8%
   61,500  AAR Corp.          1,103,156
   10,600  Boeing Co.           440,563
    3,000  General
            Dynamics            158,250
    4,687  Honeywell
            International
            Inc.                270,381
    4,200  United
            Technologies
            Corp.               273,000
                           ------------
                              2,245,350
                           ------------

           Airlines -- 0.1%
    7,100  Delta
            Airlines,
            Inc.                353,669
                           ------------

           Apparel Retailers -- 0.3%
    5,250  GAP, Inc.            241,500
   10,710  Intimate
            Brands, Inc.        461,869
    4,700  The Limited,
            Inc.                203,569
                           ------------
                                906,938
                           ------------

           Automotive -- 0.9%
   43,500  Ford Motor Co.     2,324,531
    2,900  General Motors
            Corp.               210,794
                           ------------
                              2,535,325
                           ------------

           Banking -- 5.4%
   48,500  Bank of
            America Corp.     2,434,094
   26,000  Carolina First
            Corp.               474,500
   19,580  CCB Financial
            Corp.               852,954
   41,800  Chase
            Manhattan
            Corp.             3,247,338
   28,500  Chittenden
            Corp.               844,313
    7,100  Comerica, Inc.       331,481
   31,395  Downey
            Financial
            Corp.               633,787
   11,000  First
            Washington
            Bancorp, Inc.       162,250
   57,000  FleetBoston
            Financial
            Corp.             1,984,313
   28,480  Hudson United
            Bancorp             728,025
    1,500  J.P. Morgan &
            Co., Inc.           189,938
    6,500  National City
            Corp.               153,969
   32,000  People's Bank        676,000
    9,400  PNC Bank Corp.       418,300
  100,000  Seacoast
            Financial
            Services
            Corp.             1,018,750
   33,000  Six Rivers
            National
            Bank*               439,313
   10,900  UnionBanCal
            Corp.               429,869
                           ------------
                             15,019,194
                           ------------

           Beverages, Food &
           Tobacco -- 4.0%
    4,200  Anheuser-Busch
            Companies,
            Inc.                297,675
   23,500  Archer-
            Daniels-
            Midland Co.         286,406
   10,600  Canandaigua
            Brands,
            Inc. - Class
            A*                  540,600
    9,700  Coca-Cola Co.        565,025
  800,000  DB Group Ltd.        981,360
   28,500  Delta & Pine
            Land Co.            495,188
   72,460  EcoScience
            Corp.*               11,325
    4,400  General Mills,
            Inc.                157,300
   76,900  IBP, Inc.          1,384,200
   28,000  Interstate
            Bakeries
            Corp.               507,500
   47,766  Morrison
            Management
            Specialists,
            Inc.              1,029,954
  168,800  PepsiAmericas,
            Inc.*               633,000
   62,000  Philip Morris
            Companies,
            Inc.              1,437,625
    6,800  Quaker Oats
            Co.                 446,250
   70,500  Ralcorp
            Holdings,
            Inc.*             1,405,594
   11,900  Suiza Foods
            Corp.*              471,538
   13,900  Sysco Corp.          549,919
                           ------------
                             11,200,459
                           ------------


  Number
 of Shares                     Value +

           Building Materials -- 0.7%
  141,700  Johns Manville
            Corp.              $1,983,800
                             ------------

           Chemicals -- 1.8%
   73,600  Albemarle Corp.      1,412,200
    2,600  Dow Chemical Co.       347,425
   98,400  McWhorter
            Technologies,
            Inc.*               1,574,400
   33,600  Scotts Co. -
             Class A*           1,352,400
   33,000  W.R. Grace &
            Co.*                  457,875
                             ------------
                                5,144,300
                             ------------

           Commercial Services -- 1.4%
   74,200  Ambassadors
            International,
            Inc.*                 811,563
   16,500  Cendant Corp.*         438,281
    4,300  Equifax, Inc.          101,319
  115,700  Exponent, Inc.*        766,513
   37,950  ITT Educational
            Services, Inc.*       585,853
    1,000  Pegasus Systems,
            Inc.*                  60,313
   30,900  Pittston Brink's
            Group                 679,800
   15,000  Volt Information
            Sciences, Inc.*       358,125
                             ------------
                                3,801,767
                             ------------

           Communications -- 2.4%
      300  Juniper
            Networks, Inc.*       102,000
   46,900  Lucent
            Technologies,
            Inc.                3,508,706
    4,800  Motorola, Inc.         706,800
    6,600  Nextel
            Communications,
            Inc. - Class A*       680,625
    9,200  Qualcomm Inc.        1,620,350
                             ------------
                                6,618,481
                             ------------

           Computer Software &
           Processing -- 9.5%
   15,000  3Com Corp.*            705,000
   26,600  America Online,
            Inc.                2,006,638
      400  Ariba, Inc.             70,950
    5,200  At Home Corp. -
             Series A*            222,950
    6,500  BroadVision,
            Inc.                1,105,406
    7,900  ClickAction,
            Inc.*                 232,556
      600  Commerce One,
            Inc.                  117,900
   15,400  Computer
            Associates
            International,
            Inc.                1,077,038
    7,300  Compuware Corp.*       271,925
    6,400  Electronic Data
            Systems Corp.         428,400
   24,300  Gene Logic Inc.*       643,950
      400  Liberate
            Technologies,
            Inc.*                 102,800
  104,900  Microsoft Corp.     12,247,047
    5,000  National
            Information
            Consortium,
            Inc.*                 160,000
    8,800  nFront, Inc.*          176,000
   26,400  Oracle Corp.*        2,958,450
   51,100  Policy
            Management
            Systems Corp.*      1,306,244
    1,100  RealNetworks,
            Inc.*                 132,344
   41,500  Unigraphics
            Solutions Inc.*     1,120,500
    1,300  VeriSign, Inc.*        248,219
    3,100  Yahoo!, Inc.         1,341,331
                             ------------
                               26,675,648
                             ------------

           Computers & Information --
            7.0%
  126,700  Bull Run Corp.*        744,363
   48,300  Cisco Systems,
            Inc.                5,174,138
    1,700  CMGI Inc.*             470,688
   28,000  Dell Computer
            Corp.               1,428,000
    2,000  eBay, Inc.*            250,375
   20,600  EMC Corp.            2,250,550
    8,100  Hewlett-Packard
            Co.                   922,894

 TIFF U.S. Equity Fund / Schedule of Investments             December 31, 1999

  Number
 of Shares                        Value +

   42,600  International
            Business Machines
            Corp.                  $4,600,800
    1,700  Internet Capital
            Group, Inc.*              289,000
    6,200  Lexmark
            International
            Group, Inc.               561,100
    1,000  Lycos, Inc.*                79,563
   12,900  Seagate
            Technology, Inc.*         600,656
    5,100  Solectron Corp.            485,138
   20,200  Sun Microsystems,
            Inc.                    1,564,238
                               --------------
                                   19,421,503
                               --------------

           Cosmetics & Personal Care -- 2.1%
  125,100  Playtex Products,
            Inc.*                   1,923,413
   37,000  Procter & Gamble
            Co.                     4,053,813
                               --------------
                                    5,977,226
                               --------------

           Distribution & Wholesale -- 0.0%
   16,000  Valley Media,
            Inc.*                     112,000
                               --------------

           Diversified -- 4.7%
   14,000  FMC Corp.*                 802,375
   44,700  General Electric
            Co.                     6,917,325
   96,300  Tredegar Corp.           1,992,206
   38,300  Tyco International
            Ltd.                    1,488,913
  182,700  Walter Industries,
            Inc.                    1,975,444
                               --------------
                                   13,176,263
                               --------------

           Electric Utilities -- 0.9%
   15,500  DTE Energy Co.             486,313
   12,900  Entergy Corp.              332,175
   14,400  PG&E Corp.                 295,200
   29,700  Public Service
            Enterprise Group,
            Inc.                    1,033,931
   11,100  Texas Utilities
            Co.                       394,744
                               --------------
                                    2,542,363
                               --------------

           Electrical Equipment -- 0.9%
   50,000  C&D Technologies,
            Inc.                    2,125,000
    9,300  Emerson Electric
            Co.                       533,588
                               --------------
                                    2,658,588
                               --------------

           Electronics -- 4.3%
   10,900  Adaptec, Inc.*             543,638
      400  Broadcom Corp. -
             Class A*                 108,950
   62,000  Checkpoint
            Systems, Inc.*            631,625
  150,200  Conductus, Inc.*         1,764,850
   62,500  Intel Corp.              5,144,531
    3,100  Micron Technology,
            Inc.*                     241,025
    7,000  National
            Semiconductor
            Corp.*                    299,688
   30,000  Rogers Corp.*            1,147,500
   71,600  Sensormatic
            Electronics
            Corp.*                  1,248,525
    9,100  Texas Instruments,
            Inc.                      881,563
                               --------------
                                   12,011,895
                               --------------

           Entertainment & Leisure -- 0.6%
   33,500  Carnival Corp.           1,601,719
                               --------------

           Financial Services -- 5.0%
    2,500  Ameritrade Holding
            Corp. - Class A*           54,219
   29,800  AXA Financial,
            Inc.                    1,009,475
   26,800  CIT Group, Inc. -
             Class A                  566,150
   74,000  Citigroup, Inc.          4,111,625
    4,800  E*TRADE Group,
            Inc.*                     125,400
    5,000  Federal Home Loan
            Mortgage Corp.            235,313

  Number
 of Shares                     Value +

   20,100  Federal National
            Mortgage
            Association        $1,254,994
    4,700  Goldman Sachs
            Group, Inc.           442,681
   18,000  Household
            International,
            Inc.                  670,500
    6,800  Lehman Brothers
            Holdings, Inc.        575,875
    3,700  Merrill Lynch &
            Co.                   308,950
   19,700  Morgan Stanley
            Dean Witter &
            Co.                 2,812,175
    7,800  Providian
            Financial Corp.       710,288
  103,000  San Juan Basin
            Royalty Trust       1,068,625
                             ------------
                               13,946,270
                             ------------

           Food Retailers -- 0.4%
   16,000  Safeway, Inc.*         569,000
   33,600  Supervalu Inc.         672,000
                             ------------
                                1,241,000
                             ------------

           Forest Products & Paper --
            1.3%
   45,000  Caraustar
            Industries,
            Inc.                1,080,000
   10,200  Georgia-Pacific
            Group                 517,650
   18,100  Kimberly-Clark
            Corp.               1,181,025
   18,000  United
            Stationers,
            Inc.*                 514,125
    5,800  Weyerhaeuser Co.       416,513
                             ------------
                                3,709,313
                             ------------

           Health Care Providers -- 0.8%
    7,800  Columbia/HCA
            Healthcare
            Corp.                 228,638
   15,500  Magellan Health
            Services, Inc.*        97,844
   16,700  Tenet Healthcare
            Corp.*                392,450
   10,500  United
            HealthCare
            Corp.                 557,813
   30,000  Universal Health
            Services,
            Inc. - Class B*     1,080,000
                             ------------
                                2,356,745
                             ------------

           Heavy Construction -- 0.3%
  100,700  Layne
            Christensen
            Co.*                  730,075
                             ------------

           Heavy Machinery -- 1.3%
    7,600  Applied
            Materials,
            Inc.*                 962,825
   11,800  Dover Corp.            535,425
  118,100  Hussmann
            International,
            Inc.                1,778,881
    7,200  Ingersoll-Rand
            Co.                   396,450
                             ------------
                                3,673,581
                             ------------

           Household Products -- 0.3%
    8,600  Fortune Brands,
            Inc.                  284,338
   32,700  Tupperware Corp.       553,856
                             ------------
                                  838,194
                             ------------

           Insurance -- 3.3%
    8,600  Aetna, Inc.            479,988
   11,200  Allmerica
            Financial Corp.       623,000
    6,200  Allstate Corp.         148,800
   10,100  Ambac Financial
            Group, Inc.           527,094
   13,475  American
            International
            Group, Inc.         1,456,984
    7,500  CIGNA Corp.            604,219
    4,800  CNA Financial
            Corp.*                186,900
  148,300  CNA Surety Corp.     1,927,900
   36,500  Hilb, Rogal &
            Hamilton Co.        1,031,125
   18,900  Loews Corp.          1,146,994
   11,500  MGIC Investment
            Corp.                 692,156
    8,800  Travelers
            Property
            Casualty Corp.        301,400
                             ------------
                                9,126,560
                             ------------


 TIFF U.S. Equity Fund / Schedule of Investments             December 31, 1999

  Number
 of Shares                     Value +

           Media -- Broadcasting &
           Publishing -- 4.1%
    7,200  Cox
            Communications,
            Inc. - Class A*      $370,800
   31,600  Gannett Co.,
            Inc.                2,577,375
  100,500  Gray
            Communications
            Systems, Inc. -
            Class B             1,356,750
   41,000  Insight
            Communications
            Co., Inc.*          1,214,625
    8,800  McGraw-Hill
            Companies, Inc.       542,300
    4,700  New York Times
            Co.                   230,888
  156,500  Primedia, Inc.*      2,582,250
    8,500  Time Warner,
            Inc.                  615,719
    8,000  Tribune Co.            440,500
   10,800  Univision
            Communications
            Inc.*               1,103,625
    9,400  Viacom, Inc. -
             Class B              568,113
                             ------------
                               11,602,945
                             ------------

           Medical Supplies -- 1.9%
   13,000  ArthoCare Corp.*       793,000
   65,000  Biocompatibles
            International
            plc*                  320,938
  110,900  InnerDyne, Inc.*       388,150
   19,600  Johnson &
            Johnson             1,825,250
   36,875  Norian Corp. (a)             0
   50,800  Owens & Minor,
            Inc.                  454,025
   53,500  Protocol
            Systems, Inc.*        481,500
  180,200  Strategic
            Diagnostics,
            Inc.*               1,182,563
                             ------------
                                5,445,426
                             ------------

           Metals & Mining -- 0.8%
   14,900  Alcan Aluminum
            Ltd.                  613,694
   34,700  Corner Bay
            Minerals, Inc.*        66,947
   91,900  Valmont
            Industries,
            Inc.                1,476,144
                             ------------
                                2,156,785
                             ------------

           Oil & Gas -- 3.1%
    6,700  Chevron Corp.          580,388
   43,732  Exxon Capital
            Corp.               3,523,160
   19,300  Imperial Oil
            Ltd.                  417,363
   38,300  KeySpan Corp.          888,081
   18,000  Occidental
            Petroleum Corp.       389,250
   10,300  Phillips
            Petroleum Co.         484,100
  173,100  Pioneer Natural
            Resources Co.*      1,547,081
    9,900  Royal Dutch
            Petroleum Co.         598,331
   16,400  USX-Marathon
            Group                 404,875
                             ------------
                                8,832,629
                             ------------

           Pharmaceuticals -- 5.7%
   11,800  Amgen, Inc.            708,738
    5,700  Biogen, Inc.           481,650
   72,600  Bristol-Myers
            Squibb Co.          4,660,013
  165,500  Embrex, Inc.*        1,779,125
   36,200  Merck & Co.,
            Inc.                2,427,663
  105,500  Pfizer, Inc.         3,422,157
  267,100  PharmChem
            Laboratories,
            Inc.*                 884,769
   32,300  Schering-Plough
            Corp.               1,362,656
    3,800  Warner-Lambert
            Co.                   311,363
                             ------------
                               16,038,134
                             ------------

           Restaurants -- 0.5%
   80,000  Ruby Tuesday,
            Inc.                1,455,000
                             ------------

           Retailers -- 4.1%
    5,300  Amazon.com,
            Inc.*                 403,463
   75,125  Consolidated
            Stores Corp.*       1,220,781

  Number
 of Shares                     Value +

    8,800  Dayton Hudson
            Corp.                $646,250
   24,700  Federated
            Department
            Stores*             1,248,894
   53,900  Geerlings &
            Wade, Inc.*           373,931
   32,400  Home Depot, Inc.     2,221,425
   28,100  Kmart Corp.*           282,756
   12,300  May Department
            Stores Co.            396,675
      700  Priceline.com
            Inc.*                  33,163
    5,200  Sears, Roebuck
            and Co.               158,275
   16,000  TJX Companies,
            Inc.                  327,000
   59,200  Wal-Mart Stores,
            Inc.                4,092,200
                             ------------
                               11,404,813
                             ------------

           Telephone Systems -- 5.5%
   78,950  AT&T Corp.           4,006,713
    3,600  BCE, Inc.              324,675
   13,600  Bell Atlantic
            Corp.                 837,250
   95,500  BellSouth Corp.      4,470,594
    4,800  CenturyTel, Inc.       227,400
   54,600  MCI WorldCom,
            Inc.                2,897,213
   36,442  SBC
            Communications,
            Inc.                1,776,548
   10,800  Sprint Corp.           726,975
    3,200  U.S. West, Inc.        230,400
                             ------------
                               15,497,768
                             ------------

           Textiles, Clothing &
           Fabrics -- 0.5%
   93,941  Albany
            International
            Corp.               1,456,085
                             ------------

           Transportation -- 4.5%
   30,000  Airborne Freight
            Corp.                 660,000
  106,700  Canadian Pacific
            Ltd.                2,300,719
   41,800  Circle
            International
            Group, Inc.           930,050
   35,000  CNF
            Transportation,
            Inc.                1,207,500
   76,900  Fritz Companies,
            Inc.*                 807,450
   60,100  Kirby Corp.*         1,232,050
   40,000  Pittston BAX
            Group                 425,000
   94,400  Westinghouse Air
            Brake Co.           1,675,600
  141,200  Wisconsin
            Central
            Transportation
            Corp.*              1,897,375
   34,000  XTRA Corp.*          1,449,250
                             ------------
                               12,584,994
                             ------------

           Total Common
            Stocks
            (Cost
            $216,854,770)     256,310,561
                             ------------

           Limited Partnership -- 0.6%
           Gotham Partners*
            (a)(b)
            (Cost
            $1,048,172)         1,675,243
                             ------------

           Preferred Stocks -- 0.3%
  100,000  Conductus, Inc.
            (a)*                  881,250
   20,000  Vicinity Corp.
            (a)*                  100,000
                             ------------
           Total Preferred
            Stocks
            (Cost $370,000)       981,250
                             ------------

           Commingled Investment
           Vehicles -- 0.0%
      700  S&P 500
            Depository
            Receipt
            (Cost $99,176)*       102,813
                             ------------
           Warrants -- 0.1%
   20,000  Conductus, Inc.
            Warrants (a)
            (Cost
            $0)*Expiration
            Date 09/10/03         129,000
                             ------------

 TIFF U.S. Equity Fund / Schedule of Investments             December 31, 1999


 Principal                          Interest Maturity
   Amount                             Rate     Date     Value +
            Short Term Investments -- 5.0%

            U.S. Treasury Obligation -- 0.3%#
   $960,000 U.S. Treasury Bill ++
             (Cost $949,571)         5.357%  03/16/00     $950,033
                                                      ------------

            Repurchase Agreement -- 4.7%
 13,186,050 Investors Bank & Trust Company -
             Repurchase Agreement, issued
             12/31/99 (proceeds at maturity
             $13,189,412) (Collateralized by
             $10,000,000 FHR, 7.00%, due
             6/15/11, with a market value of
             $9,945,833, and $3,800,129 SBA Pool
             #504473, 7.375%, due 3/25/24, with a
             market value of $3,899,486)
            (Cost $13,186,050)       3.060%  01/03/00   13,186,050
                                                      ------------
            Total Short Term Investments
             (Cost $14,135,621)                         14,136,083
                                                      ------------

            Total Investments -- 97.3%
             (Cost $232,507,739)                       273,334,950

            Other Assets in Excess of
             Liabilities -- 2.7%                         7,517,862
                                                      ------------


            Net Assets -- 100.0%                      $280,852,812
                                                      ============


  Number
 of Shares                                            Value +
           Short Portfolio -- (0.0%)

           Computer Software & Processing -- (0.0%)
   1,900   Open Market Inc.                           $(85,737)
                                                      --------

           Electronics -- (0.0%)
     600   VideoLan Technologies, Inc.*                     (1)
                                                      --------
           Total Short Portfolio
            (Proceeds $159,593)                       $(85,738)
                                                      ========

   * Non-Income Producing Security
   + See Note 2 to the Financial Statements.
  ++ Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C in Notes to Financial
     Statements.
   # Interest Rate represents the yield to maturity at the time of purchase.
 FHR Freddie Mac
 SBA Small Business Administration
 (a) Security is valued in good faith under procedures established by the board of directors.
 (b) Restricted Security.

   See accompanying Notes to Financial Statements

 TIFF Bond Fund                                              December 31, 1999



    Comparison of Change in Value of $100,000 Investment in TIFF Bond Fund
                      and the Lehman Aggregate Bond Index

                                 [LINE GRAPH]

                TIFF Bond Fund  Lehman Aggregate Bond Index
       *5/31/94        100000        100000
       11/30/94         99905        100081
        5/31/95        111181        111487
       11/30/95        116908        117737
        5/31/96        115422        116376
       11/29/96        124107        124885
        5/30/97        125845        126055
       11/28/97        133502        134316
        5/29/98        138583        139817
       11/30/98        143965        147018
        5/28/99        143501        145892
       11/30/99        144785        146951
       12/31/99        143945        146242


Policy Considerations: The Fund's chief aim is to help foundations weather deflationary times without being forced to liquidate their equity holdings at depressed prices. As a form of deflation "insurance," bonds emphasized by the Fund (intermediate or longer-term, high quality) tend to perform well when inflation concerns ease and tend to perform poorly when investors are spooked by strength in the economy (actual or expected). That said, the Fund's use of active management techniques produces a bias in favor of non-Treasury issues that could cause the Fund to underperform a pure Treasury portfolio of comparable maturity during a severe deflation like the 1930s. Accordingly, the Fund is best suited for endowed institutions that have allocated perhaps more to bonds than they need to for strictly deflation-hedging purposes.

Performance Evaluation: In 1999, the US bond market produced one of its worst years on record. The Lehman Aggregate Bond Index, a very broad-based measure of bond performance that reflects market-weighted returns on government, corporate, mortgage-backed, and asset-backed securities, generated a -0.8% total return for the year, its second-worst performance since its inception in 1975. (1994 was worse, down 2.9%.) Many investors abandoned the perceived safety of bonds to chase higher returns in the stock market, and the large bond market inflows that some strategists had forecasted in connection with Y2K rollover fears never materialized. Some bond sectors managed to finish in the black (e.g., mortgage-backed securities, representing 34% of the Index, returned 1.9% on average), but 1999 was generally a dismal year for bond investors. Happily, good relative performance by its managers made 1999 a little less dismal for TIFF Bond Fund holders than it would otherwise have been: the Fund outperformed the Index by 0.3% for 1999. All of the Fund's managers outperformed their respective benchmarks for the year as so-called quality spreads narrowed discernibly. The Fund tends to outperform its benchmark when such spreads narrow. Since inception, the Fund has produced decent absolute returns (6.7% annualized) but has underperformed its primary benchmark by 0.3% (annualized), indicating that its managers have added some incremental value -- annualized expenses have averaged 0.55%.

Investment Performance (For Periods Ended December 31, 1999)

                                          Total Return
                       ---------------------------------------------------
                                Annualized   Cumulative      Annualized
                       Calendar   since    since Inception since Inception
                         Year    12/31/94     (5/31/94)       (5/31/94)
                       -------- ---------- --------------- ---------------
TIFF Bond Fund          (0.5%)     7.5%         43.9%           6.7%
Lehman Aggregate Bond
 Index                  (0.8%)     7.7%         46.2%           7.0%

 TIFF Bond Fund / Schedule of Investments                    December 31, 1999

  Principal                         Interest Maturity
   Amount                             Rate     Date     Value +

             U.S. Treasury Obligations -- 12.8%
    $400,000 U.S. Treasury Bond      5.250%  11/15/28     $329,625
     990,000 U.S. Treasury Bond      5.250%  02/15/29      818,916
     400,000 U.S. Treasury Bond      5.500%  08/15/28      341,375
     625,000 U.S. Treasury Bond      6.125%  11/15/27      581,250
     500,000 U.S. Treasury Bond      6.125%  08/15/29      476,719
   1,660,000 U.S. Treasury Bond      8.000%  11/15/21    1,883,063
     200,000 U.S. Treasury Bond      8.125%  05/15/21      229,313
     805,000 U.S. Treasury Bond      9.250%  02/15/16      994,175
     650,000 U.S. Treasury Note      5.250%  05/15/04      622,578
     570,000 U.S. Treasury Note      5.500%  12/31/00      566,616
     900,000 U.S. Treasury Note      5.500%  05/15/09      838,407
   1,200,000 U.S. Treasury Note      5.625%  11/30/00    1,195,500
   1,175,000 U.S. Treasury Note      5.750%  08/15/03    1,150,399
     350,000 U.S. Treasury Note++    5.875%  06/30/00      350,438
   1,035,000 U.S. Treasury Note      5.875%  11/30/01    1,028,531
     915,000 U.S. Treasury Note      5.875%  11/15/04      897,272
   4,090,000 U.S. Treasury Note      6.000%  08/15/09    3,962,188
     890,000 U.S. Treasury Note      6.500%  05/31/02      894,450
     860,000 U.S. Treasury Note      6.500%  08/15/05      860,000
   1,395,000 U.S. Treasury Note      6.625%  07/31/01    1,404,155
   1,365,000 U.S. Treasury Note      7.000%  07/15/06    1,398,272
     260,000 U.S. Treasury Note++    7.125%  02/29/00      260,975
   4,070,000 U.S. Treasury Strip#    7.340%  02/15/20    1,041,794
   6,350,000 U.S. Treasury Strip#    6.829%  11/15/21    1,462,272
                                                      ------------
             Total U.S. Treasury Obligations
              (Cost $24,124,966)                        23,588,283
                                                      ------------

             U.S. Government Agency Obligations --
              Mortgage Backed -- 44.9%
      95,000 FHLMC                   5.500%  05/15/02       92,660
   6,042,465 FHLMC                   6.000%  04/01/14    5,743,490
   5,857,064 FHLMC                   6.000%  02/01/29    5,371,080
   1,875,000 FHLMC                   6.300%  03/15/23    1,815,694
     850,000 FHLMC                   6.750%  09/15/29      804,264
     841,648 FHLMC (IO)              7.000%  05/15/08      118,232
   2,600,000 FHLMC Gold (TBA)        7.500%  01/19/30    2,574,811
     741,000 FNMA                    5.130%  02/13/04      695,265
     725,000 FNMA                    6.000%  05/15/08      677,602
      15,000 FNMA                    6.250%  07/15/04       14,641
     650,000 FNMA                    6.420%  12/01/07      616,275
   4,107,856 FNMA                    6.500%  04/01/28    3,871,921
   3,038,263 FNMA                    6.500%  05/01/28    2,863,760
   3,683,987 FNMA                    6.500%  06/01/28    3,472,397
     690,000 FNMA                    6.630%  09/15/09      669,404
     850,168 FNMA                    6.980%  06/01/07      837,831
   1,004,996 FNMA                    7.000%  03/01/24      971,980
   1,650,000 FNMA                    7.160%  01/25/22    1,609,146
     572,712 FNMA                    9.000%  03/01/25      596,456
   5,070,000 FNMA (TBA)              6.000%  01/24/15    4,811,744
   9,900,000 FNMA (TBA)              6.500%  01/19/30    9,330,750
   5,000,000 FNMA (TBA)              7.500%  01/19/30    4,945,310
   3,605,501 GNMA                    6.500%  03/15/29    3,386,918
   2,340,398 GNMA                    6.500%  04/15/29    2,198,511
   2,958,919 GNMA                    6.500%  05/15/29    2,779,534
   3,976,535 GNMA                    6.500%  07/15/29    3,735,457
     347,527 GNMA                    7.000%  07/15/23      335,834
     825,708 GNMA                    7.000%  05/15/24      797,927
     882,530 GNMA                    7.000%  06/15/28      852,836
   3,785,161 GNMA                    7.000%  12/15/28    3,657,805
     724,343 GNMA                    7.500%  12/15/25      716,797
     632,451 GNMA                    7.500%  06/15/26      625,863
     618,831 GNMA                    7.500%  07/15/26      612,385

  Principal                                    Interest Maturity
   Amount                                        Rate     Date     Value +

    $575,134 GNMA                               7.500%  08/15/27     $569,142
     700,989 GNMA                               7.500%  08/15/27      693,687
     251,863 GNMA                               9.500%  10/15/24      268,177
   5,000,000 GNMA (TBA)                         7.000%  01/25/30    4,829,690
     241,353 GNMA II                            6.130%  12/20/17      243,725
     828,402 GNMA II                            6.380%  01/20/18      838,927
     700,450 GNMA II                            6.380%  04/20/24      706,120
     421,624 GNMA II                            6.630%  08/20/17      426,988
      76,052 GNMA II                            6.630%  09/20/21       76,946
   1,989,803 GNMA II (TBA)                      6.000%  01/26/30    1,971,770
                                                                 ------------
             Total U.S. Government Agency Obligations --
               Mortgage Backed (Cost $85,097,249)                  82,829,752
                                                                 ------------

             Corporate Obligations -- 30.6%
             Aerospace & Defense -- 0.8%
     355,000 Litton Industries Inc.             8.000%  10/15/09      354,165
     800,000 Lockheed Martin Corp.              6.850%  05/15/01      791,789
     390,000 Lockheed Martin Corp.              8.500%  12/01/29      389,979
                                                                 ------------
                                                                    1,535,933
                                                                 ------------

             Airlines 0.9%
     220,887 American Airlines, Ser. 1991-A,
              Class A-1                         9.710%  01/02/07      231,434
     205,000 Delta Airlines, Inc. (144A) (a)    8.300%  12/15/29      198,580
     430,000 Northwest Airlines Corp.           7.950%  03/01/15      410,737
     900,000 Northwest Airlines Corp.           8.304%  09/01/10      886,319
                                                                 ------------
                                                                    1,727,070
                                                                 ------------

             Automotive 0.3%
     600,000 Rollins Truck Leasing              7.000%  03/15/01      598,765
                                                                 ------------

             Banking 2.4%
   1,250,000 Associates Corp. NA                6.000%  04/15/03    1,207,928
   1,250,000 BankAmerica Corp.                  6.625%  08/01/07    1,182,316
     380,000 Continental Bank NA               12.500%  04/01/01      405,160
   1,200,000 First Union Corp.                  6.400%  04/01/08    1,107,097
     250,000 FNB Chicago                        8.080%  01/05/18      253,983
     345,000 KBC Bank Fund Trust III            9.860%  11/29/49      357,004
                                                                 ------------
                                                                    4,513,488
                                                                 ------------

             Chemicals 0.9%
     695,000 ICI Wilmington                     6.750%  09/15/02      685,076
     520,000 Lilly Del Mar, Inc.                7.717%  08/01/29      517,495
     250,000 Lyondell Chemical Co.              9.875%  05/01/07      255,000
      55,000 Methanex Corp.                     7.400%  08/15/02       49,945
     285,000 Methanex Corp.                     7.750%  08/15/05      235,574
                                                                 ------------
                                                                    1,743,090
                                                                 ------------

             Commercial Services 0.1%
     250,000 United Rentals                     9.000%  04/01/09      236,250
                                                                 ------------

             Communications 1.3%
   1,220,000 Cable & Wireless Communications
              plc                               6.750%  12/01/08    1,208,077
     190,000 Filtronic plc (144A) (a)          10.000%  12/01/05      183,132

 TIFF Bond Fund / Schedule of Investments                    December 31, 1999

  Principal                                      Interest Maturity
   Amount                                          Rate     Date     Value +

    $930,176 Jasmine Submarine
              Telecommunications (144A) (a)       8.483%  05/30/11     $850,162
      75,000 Williams Communications Group
              Inc.                               10.875%  10/01/09       78,375
                                                                   ------------
                                                                      2,319,746
                                                                   ------------

             Computers & Information 0.7%
   1,250,000 IBM Corp.                            6.500%  01/15/28    1,106,551
     225,000 Unova, Inc.                          6.875%  03/15/05      212,652
                                                                   ------------
                                                                      1,319,203
                                                                   ------------

             Diversified 0.1%
     246,000 Edperbrascan Corp.                   7.125%  12/16/03      237,569
                                                                   ------------

             Electric Utilities 1.3%
     250,000 AES Corp.                            8.500%  11/01/07      233,750
     805,000 Edison International Inc.            6.875%  09/15/04      788,347
     810,000 FPL Group Capital Inc.               7.375%  06/01/09      795,610
     145,000 Great Lakes Power, Inc.              8.300%  03/01/05      141,887
     370,000 Southern Energy, Inc. (144A) (a)     7.900%  07/15/09      357,316
                                                                   ------------
                                                                      2,316,910
                                                                   ------------
             Electronics 0.3%
     500,000 Tektronix, Inc.                      7.500%  08/01/03      501,579
                                                                   ------------
             Entertainment & Leisure 0.5%
     405,000 Capitol Records Inc. (144A) (a)      8.375%  08/15/09      401,408
     250,000 Park Place Entertainment             7.875%  12/15/05      239,375
     200,000 Station Casinos (144A) (a)           8.875%  12/01/08      190,500
                                                                   ------------
                                                                        831,283
                                                                   ------------
             Financial Services 9.4%
     545,000 Aristar Inc.                         7.750%  06/15/01      549,385
   1,200,000 Bear Stearns Co., Inc.               6.750%  12/15/07    1,118,831
     375,000 Citicorp                             8.000%  02/01/03      382,870
     305,000 Citicorp Lease (144A) (a)            8.040%  12/15/19      302,564
     914,000 Duquesne Light Co.                   8.700%  06/01/16      967,486
     325,000 ERAC USA Finance Co.                 7.950%  12/15/09      322,034
     515,000 Finova Capital Corp.                 7.250%  11/08/04      509,355
   1,000,000 Ford Motor Credit Co.                6.500%  02/28/02      990,587
     690,000 Ford Motor Credit Co.                7.375%  10/28/09      681,156
     170,000 General Motors Acceptance Corp.      5.995%  07/20/00      169,922
     760,000 Goldman Sachs Group LP (144A) (a)    7.800%  07/15/02      767,212
     350,000 Heller Financial, Inc.               5.875%  11/01/00      347,125
     985,000 Husky Terra Nova Finance Ltd.        8.450%  02/01/12      966,225
     730,000 Kern River Funding Corp. (144A)
              (a)                                 6.720%  09/30/01      721,182
     395,000 Lehman Brothers Holdings, Inc.       7.875%  11/01/09      394,219
     925,000 Morgan Stanley Dean Witter           7.125%  01/15/03      923,524

  Principal                                       Interest Maturity
   Amount                                           Rate     Date     Value +

    $955,000 Morgan Stanley Group, Inc.            8.100%  06/24/02     $975,445
     175,000 Natexis Ambs Co., LLC (144A) (a)      8.440%  12/29/49      164,641
     275,000 Pemex Finance Ltd.                    9.690%  08/15/09      284,386
   1,250,000 Pepsi Bottling Holding (144A) (a)     5.625%  02/17/09    1,103,695
     280,000 PNC Funding Corp.                     6.125%  02/15/09      251,412
     775,000 Ras Laffan-Lincs, Ser. 1997-11
              (144A) (a) (d)                       7.850%  03/18/14      777,589
     350,000 Salomon Smith Barney Holdings,
              Inc.                                 6.750%  02/15/03      344,143
   1,200,000 Sears Roebuck Acceptance              6.000%  03/20/03    1,147,358
   1,000,000 Sprint Capital Corp.                  6.900%  05/01/19      911,926
     700,000 Telecom New Zealand Finance
              (144A) (a)                           6.250%  02/10/03      685,168
     595,000 Textron Financial Corp.               5.840%  02/19/02      578,878
                                                                    ------------
                                                                      17,338,318
                                                                    ------------
             Health Care Providers 0.2%
     400,000 Tenet Healthcare Corp.                8.625%  01/15/07      386,000
                                                                    ------------
             Heavy Machinery 0.3%
     800,000 Cummins Engine Co., Inc.              5.650%  03/01/98      500,477
                                                                    ------------
             Industrial 0.3%
     525,000 Tenaska Georgia Partners (144A)
              (a)                                  9.500%  02/01/30      530,717
                                                                    ------------
             Insurance 3.1%
     250,000 Farmers Exchange Capital (144A)
              (a)                                  7.050%  07/15/28      215,532
   1,190,000 Florida Windstorm Underwriting        6.500%  08/25/02    1,157,786
     490,000 Lumbermens Mutual Life (144A) (a)     8.300%  12/01/37      421,498
   2,410,000 MONY Life Insurance Co. (144A) (a)   11.250%  08/15/24    3,175,543
     310,000 Royal & Sun Alliance Insurance
              (144A) (a)                           8.950%  10/15/29      314,120
     410,000 URC Holdings Corp. (144A) (a)         7.875%  06/30/06      398,937
                                                                    ------------
                                                                       5,683,416
                                                                    ------------
             Media -- Broadcasting & Publishing 0.8%
     250,000 Century Communications                9.000%  03/15/03      178,750
     100,000 Chancellor Media Corp.                9.000%  10/01/08      104,000
     200,000 Hollinger International
              Publishing, Inc.                     8.625%  03/15/05      197,500
     790,000 TCI Communications Inc.               8.650%  09/15/04      833,186
     290,000 United International Holdings (c)     0.000%  02/15/08      185,600
                                                                    ------------
                                                                       1,499,036
                                                                    ------------
             Medical Supplies 0.1%
     250,000 Owens & Minor                        10.875%  06/01/06      257,500
                                                                    ------------
             Metals & Mining 0.1%
     250,000 California Steel Industries           8.500%  04/01/09      240,000
                                                                    ------------

 TIFF Bond Fund / Schedule of Investments                    December 31, 1999

  Principal                                      Interest Maturity
   Amount                                          Rate     Date     Value +

             Oil & Gas 2.9%
    $485,000 Chevron Corp. (144A) (a)             7.327%  01/01/14     $480,582
   1,500,000 El Paso Natural Gas Co.              6.750%  11/15/03    1,460,075
     500,000 Global Marine, Inc.                  7.125%  09/01/07      475,059
   1,000,000 Occidental Petroleum                 8.450%  02/15/29    1,037,933
     330,000 Petroleum Geo-Services ASA           6.250%  11/19/03      314,137
     280,000 Petroleum Geo-Services ASA           7.125%  03/30/28      244,246
     270,000 PG&E Gas Transmission                7.100%  06/01/05      267,275
     705,000 Ras Laffan Liquid Natural Gas
              (144A) (a)                          7.628%  09/15/06      685,716
     380,000 Transocean Offshore, Inc.            8.000%  04/15/27      383,304
                                                                   ------------
                                                                      5,348,327
                                                                   ------------
             Real Estate 0.5%
     505,000 Equity Residential Property          7.100%  06/23/04      492,885
     350,000 HMH Properties                       7.875%  08/01/05      323,750
      50,000 Rouse Co.                            8.500%  01/15/03       50,579
                                                                   ------------
                                                                        867,214
                                                                   ------------
             Retailers 0.5%
   1,000,000 Federated Department Stores          7.450%  07/15/17      954,323
                                                                   ------------
             Telephone Systems 1.7%
     500,000 AT&T Corp.                           6.000%  03/15/09      455,436
   1,565,000 Compania Telecom Chile               7.625%  07/15/06    1,481,578
     250,000 GTE Corp. (FRN)                      6.155%  06/12/00      250,016
   1,000,000 GTE Florida, Inc.                    6.310%  12/15/02      981,804
                                                                   ------------
                                                                      3,168,834
                                                                   ------------
             Transportation 1.1%
     205,000 Greyhound Lines (b)                 11.500%  04/15/07      226,525
   1,000,000 Norfolk Southern Corp.               6.950%  05/01/02      992,400
     860,000 Windsor Petroleum Transportation
              (144A) (a)                          7.840%  01/15/21      713,800
                                                                   ------------
                                                                      1,932,725
                                                                   ------------
             Total Corporate Obligations (Cost
              $58,001,731)                                           56,587,773
                                                                   ------------
             Asset Backed Securities -- 14.6%
     575,000 Advanta Mortgage Loan Trust, Ser.
              1997, Class A5                      7.250%  06/25/27      568,738
     550,000 Advanta Mortgage Loan Trust, Ser.
              1997-1, Class B1F                   8.150%  05/25/27      539,385
     961,026 Americredit Auto Receivables
              Trust, Series 1997-C, Class A3      6.300%  07/05/03      957,932
   1,050,000 Amresco Mortgage Loan Trust, Ser.
              1997-1, Class B1F                   7.915%  03/25/27    1,045,716

  Principal                                      Interest Maturity
   Amount                                          Rate     Date     Value +

  $1,425,000 Amresco Residential Securities
              Mortgage Loan, Ser. 1997-1,
              Class A8                            7.240%  03/25/27   $1,414,270
     400,000 California Infrastructure SCE,
              Ser. 1997-1, Class A6               6.380%  09/25/08      388,816
     430,000 Chase Credit Card Master Trust,
              Ser. 1993-3, Class B                6.950%  01/15/07      425,722
     735,000 Chemical Master Credit Card Trust    6.230%  06/15/03      733,023
   1,300,000 Citibank Credit Card Master Trust
              (FRN), Ser. 1997-2, Class A         6.550%  02/15/04    1,291,069
     830,000 Contimortgage Home Equity Loan
              Trust, Ser. 1997-5, Class A6        6.870%  03/15/24      802,992
     855,000 Criimi Mae Commercial Mortgage
              Trust, Ser. 1998-C1, Class A2       7.000%  03/02/11      714,600
   2,000,000 CS First Boston Mortgage
              Securities Corp., Ser. 1998-C1,
              Class A1B                           6.480%  05/17/08    1,865,220
   2,000,000 First Union Lehman Brothers Bank
              of America, Ser. 1998-C2, Class
              A2                                  6.560%  11/18/08    1,891,690
   2,000,000 GMAC Commercial Mortgage
              Securities, Inc., Ser. 1998-C2,
              Class A2                            6.420%  08/15/08    1,869,560
   1,000,000 MBNA Master Credit Card Trust,
              Ser. 1997-F, Class A                6.600%  11/15/04      995,030
   5,000,000 Nomura Asset Securities Corp.,
              Ser. 1998-D, Class A                6.590%  03/17/28    4,704,200
     330,820 Olympic Auto Receivable Trust,
              Ser. 1996-C, Class A4               6.800%  03/15/02      331,508
     481,973 Olympic Auto Receivable Trust,
              Ser. 1997-A, Class A4               6.625%  12/15/02      482,734
     755,000 Olympic Auto Receivable Trust,
              Ser. 1997-A, Class A5               6.800%  02/15/05      755,174
   1,142,854 Premier Auto Trust, Ser. 1997-2,
              Class A4                            6.250%  06/06/01    1,143,288

 TIFF Bond Fund / Schedule of Investments                    December 31, 1999

  Principal                                      Interest Maturity
   Amount                                          Rate     Date     Value +

    $390,000 Premier Auto Trust Ser. 1997-3
              Class A5                            6.340%  01/06/02     $389,220
   1,160,000 Providian Trust, Ser. 1997-4,
              Class A                             6.250%  06/15/07    1,142,043
      51,612 Residential Asset Securities
              Corp., Ser. 1997-KS1, Class AF5     7.070%  04/25/28       51,466
     700,000 Saxon Asset Securities Trust,
              Ser. 1997-3, Class AF6              6.730%  02/25/27      677,789
   1,875,000 UCFC Home Equity Loan, IO, Ser.
              1997-C, Class A                     8.000%  09/15/00       95,508
   1,125,000 UCFC Home Equity Loan, Ser. 1996-
              B1, Class A5                        7.650%  06/15/20    1,129,072
     450,000 Union Acceptance Corp. Ser. 1999-
              D Class A2                          6.450%  01/08/03      449,186
   1,135,798 Union Acceptance Corp., IO, Ser.
              1996-C, Class I                     2.750%  10/08/03        5,324
     186,645 Union Acceptance Corp., IO, Ser.
              1996-D, Class I                     3.000%  01/08/04        1,633
   1,227,703 Union Acceptance Corp., IO, Ser.
              1997-B, Class I                     1.850%  06/08/27       11,126
                                                                   ------------
             Total Asset Backed Securities (Cost
              $28,199,599)                                           26,873,034
                                                                   ------------
             Foreign Obligations -- 0.1%
     110,000 Quebec Province (Cost $112,369)      7.500%  09/15/29      106,482
                                                                   ------------
             Municipal Obligations -- 1.1%
     405,000 Chicago, Illinois Midway Airport
              Revenue                             5.625%  01/01/22      377,920
     755,000 Farmington, New Mexico Pollution
              Control                             5.125%  04/01/29      652,716
     635,000 Massachusetts State Turnpike
              Authority                           5.000%  01/01/39      515,630
     500,000 Massachusetts State Water
              Pollution Abatement                 4.750%  02/01/21      411,236
     200,000 New York State Mental Health
              Services Facilities                 4.500%  08/15/28      152,310
                                                                   ------------
             Total Municipal Obligations (Cost
              $2,153,666)                                             2,109,812
                                                                   ------------
   Shares
             Preferred Stocks -- 1.3%
       9,445 Duke Realty Investments                                    413,219
      44,340 MEPC International Capital,
              Series A                                                  928,369

                                        Interest Maturity
   Shares                                 Rate     Date     Value +

       1,110 Pinto Totta
              International Finance
              (144A) (a)                                    $1,046,954
                                                          ------------
             Total Preferred Stocks
              (Cost $2,722,470)                              2,388,542
                                                          ------------
  Principal
   Amount
             Short Term Investments -- 9.4%
             Commercial Paper -- 2.7%#
             Banking -- 1.1%
  $2,000,000 J.P. Morgan                 6.350%  01/10/00    1,993,294
                                                          ------------
             Diversified 1.1%
   2,000,000 General Electric Capital
              Corp.                      6.400%  01/18/00    1,990,397
                                                          ------------
             Financial Services 0.5%
   1,000,000 Goldman Sachs               6.500%  01/19/00      995,843
                                                          ------------
             Total Commercial Paper
              (Cost $4,979,534)                              4,979,534
                                                          ------------
             Repurchase Agreement -- 6.6%
  12,263,066 Investors Bank & Trust Company -
               Repurchase Agreement, issued 12/31/99
              (proceeds at maturity $12,266,193)
              (Collateralized by $9,600,000 FNMA,
              5.625%, due 1/5/04, with a market value
              of $9,456,000; $3,299,591 FNMA ARM Pool
              #428432, 7.170% due 6/1/27, with a market
              value of $3,420,372)
              (Cost $12,263,066)         3.060%  01/03/00   12,263,066
                                                          ------------
             U.S. Treasury Securities -- 0.0%#
      10,000 U.S. Treasury Bill++        5.612%  06/29/00        9,729
      15,000 U.S. Treasury Bill++        5.709%  06/15/00       14,630
      25,000 U.S. Treasury Bill++        5.124%  04/06/00       24,659
                                                          ------------
             Total U.S. Treasury Securities
              (Cost $49,018)                                    49,018
                                                          ------------
             Total Short Term Investments
              (Cost $17,291,628)                            17,291,618
                                                          ------------
             Total Investments -- 114.8%
              (Cost $217,703,668)                          211,775,296
             Liabilities in excess of
              other assets -- (14.8%)                      (27,267,317)
                                                          ------------
             Net Assets -- 100.0%                         $184,507,979
                                                          ============

 TIFF Bond Fund / Schedule of Investments                    December 31, 1999


Summary of Industry Classifications (as a % of total market value):

Basic Industries                         0.8%
Consumer Cyclical                        2.8
Consumer Non-Cyclical                    0.3
Energy                                   2.5
Financial Services                      28.5
Industrial                               1.7
Metals & Mining                          0.1
Miscellaneous                            1.0
Repurchase Agreements                    5.8
Technology                               2.7
Transportation                           0.9
Utilities                                2.6
U.S. Government Obligations-Mortgaged
 Backed                                 39.1
U.S. Treasury Obligations               11.2
                                       -----
                                       100.0%
                                       =====

     + See Note 2 to the Financial
       Statements.
    ++ Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See
       Appendix C in Notes to Financial
       Statements.
     # Interest Rate represents the yield to
       maturity at the time of purchase.
   ARM Adjustable Rate Mortagage
 FHLMC Federal Home Loan Mortgage
       Corporation
  FNMA Federal National Mortgage Association
   FRN Floating Rate Note
  GNMA Government National Mortgage
       Association
    IO Interest Only Security. Interest rate is based on the notional amount of the underlying mortgage pools.
   TBA Security is subject to delayed
       delivery.
   (a) Security exempt from registration
       under Rule (144A) of the Securities
       Act of 1933. Security may be resold
       in transactions exempt from
       registration, normally to qualified
       buyers. At December 31, 1999, the
       aggregate value of these securities
       was $14,686,548 or 7.96% of net
       assets.
   (b) Security is valued in good faith
       under procedures established by the
       board of directors.
   (c) Security is a step up bond which will not pay interest through 2/15/03, and will pay 10.75% thereafter.
   (d) Coupon rate is 7.85% through
       September 2006, and 8.05% thereafter.


   See accompanying Notes to Financial Statements.

 TIFF Short-Term Fund                                        December 31, 1999




  Comparison of Change in Value of $50,000 Investment in TIFF Short-Term Fund
               and the Merrill Lynch 182-Day Treasury Bill Index
                                 [LINE GRAPH]


                              TIFF Short-Term Fund  Merrill Lynch 182-Day
                                                    Treasury Bill Index
                     *5/31/94         50000              50000
                     11/30/94         51295              51155
                      5/31/95         53063              52871
                     11/30/95         54558              54433
                      5/31/96         55848              55843
                     11/29/96         57513              57398
                      5/30/97         58980              58980
                     11/28/97         60583              60577
                      5/29/98         62323              62240
                     11/30/98         63987              63979
                      5/28/99         65624              65408
                     11/30/99         67191              66930
                     12/31/99         67434              67229




Policy Considerations: Many foundations park funds earmarked for near-term spending in high quality, very short-term instruments. The bias in favor of high quality paper is unarguably correct, but the bias in favor of very short-term securities is suspect because the liabilities being funded are often longer-lived than the cash equivalents earmarked for their payment. Under normal circumstances, the yield curve or term structure of interest rates is positively sloped, and a short-term income fund that holds securities whose average maturity is modestly longer than the typical money market fund has the potential to produce discernibly higher returns over time. For this reason, the TIFF Short-Term Fund maintains an average duration longer than the typical money market fund. To ensure that the Fund's manager does not take undue risks in seeking to outperform its six-month Treasury bill benchmark, TIFF imposes numerous restrictions (codified in the Prospectus) including maturity limits which ensure that the average duration of the Fund's holdings does not exceed six months. The Fund may own debt securities of all grades, but not more than 5% of its total assets may be invested in securities rated below investment grade.

Performance Evaluation: Since its inception in May 1994, the Fund has outperformed the average money market mutual fund tracked by Lipper by 69 basis points per annum; it has also outperformed its 182-day Treasury bill benchmark net of fees. Although the Fund does not seek to maintain a stable share price at all times, the Fund has produced a negative total return in none of the 67 months since its inception. Although the Fund's expense ratio is already very competitive, increased assets would permit the Fund's fixed costs to be spread over a larger asset base, and TIFF's directors remain hopeful that an increasing number of TIFF Members will consider it as a cost-efficient alternative to other cash management vehicles they may be using.

Investment Performance (For Periods Ended December 31, 1999)

                                                    Total Return
                          -----------------------------------------------------------------
                          Calendar Annualized since  Cumulative since    Annualized since
                            Year       12/31/94     Inception (5/31/94) Inception (5/31/94)
                          -------- ---------------- ------------------- -------------------
TIFF Short-Term Fund        4.9%         5.5%              34.9%               5.5%
Merrill Lynch 182-day T-
 bill Index                 4.6%         5.5%              34.5%               5.4%

 TIFF Short-Term Fund / Schedule of Investments              December 31, 1999

 Principal                                        Interest Maturity
   Amount                                           Rate     Date     Value +

            Asset & Mortgage-Backed Securities -- 51.9%
   $144,546 Advanta Mortgage Loan Trust (FRN),
             Ser. 1997-4, Class A8                 5.579%  02/25/24    $144,488
    405,746 Advanta Mortgage Loan Trust, Ser.
             1997-1, Class A2                      7.100%  04/25/20     404,345
  3,000,000 AT&T Universal Card Master Trust,
             Series 97-1A                          6.160%  04/19/04   2,995,260
  1,076,972 Banc One Home Equity Trust, Ser.
             1999-1, Class A1                      6.060%  01/25/12   1,066,525
    649,678 BankBoston Trust, Ser. 1998-1,
             Class A1                              6.460%  04/25/12     646,937
    862,224 BCI Home Equity Loan, Ser. 1996-1,
             Class A                               5.589%  04/28/26     862,025
  3,000,000 BMW Vehicle Owner Trust Series 99-A    6.160%  12/25/01   2,996,250
  3,000,000 Bombardier Receivables Master Trust
             I (FRN), Ser. 1997-1, Class A         5.526%  04/15/04   2,997,960
  3,000,000 Capital Auto Receivables Asset
             Trust, Series 99-2                    6.060%  06/15/02   2,992,969
  3,000,000 Capital One Master Trust, Series
             96-2                                  6.563%  02/15/05   2,970,938
  1,028,141 Case Equipment Loan Trust, Ser.
             1998-C, Class A2                      5.490%  08/15/02   1,025,755
      5,020 Chase Manhattan Auto Owner Trust,
             Ser. 1996-C, Class A3                 5.950%  11/15/00       5,020
  1,776,885 Countrywide Home Equity Trust
             (FRN), Ser. 1998-A, Class A           6.653%  03/15/24   1,777,915
    255,255 Deutsche Financial Capital
             Securities, Ser. 1998-I, Class A1     6.050%  04/15/28     254,579
  1,000,000 Discover Card Master Trust I, Ser.
             1994-2, Class A                       6.813%  10/16/04   1,004,850
  3,000,000 Discover Card Trust, Ser. 1993-B,
             Class A                               6.750%  02/15/02   2,993,820
    936,460 EQCC Home Equity Loan Trust, Series
             97-1                                  6.840%  09/15/11     937,172
    534,834 EQCC Home Equity Loan Trust, Series
             98-2                                  6.235%  04/15/08     533,315
    416,667 First Chicago Master Trust II
             (FRN), Ser. 1996-R,
             Class A                               6.533%  07/15/01     417,163
    219,657 FNMA, Ser. 1993-163, Class BK          6.150%  11/25/17     218,741

 Principal                                       Interest Maturity
   Amount                                          Rate     Date     Value +

 $2,920,249 FNMA, Ser. 2044, Class PH             6.000%  08/15/15  $2,895,521
  3,000,000 Gracechurch Card Funding plc (FRB)    6.340%  11/15/04   3,000,000
    559,382 Green Tree Home Improvement Loan
             Trust, Ser. 1998-D, Class HEA1       5.980%  08/15/29     558,996
    834,443 HFC Revolving Home Equity Loan
             Trust (FRN), Ser. 1996-1, Class A    6.661%  07/20/17     832,974
  3,000,000 Lakeshore Commercial Loan Master
             Trust (FRN), Ser. 1998-AA, Class
             A2 (144A) (a) (b)                    6.333%  07/25/04   2,991,563
  3,000,000 Leaf Master Trust I, Ser. 1999-1,
             Class A1 (FRN)                       6.421%  11/15/04   3,000,000
  1,500,000 People's Bank Credit Card Master
             Trust (FRN), Ser. 1996-1, Class A    6.610%  11/15/04   1,502,310
  3,000,000 Premier Auto Trust, Ser. 1997-1,
             Class A4                             6.350%  04/06/02   3,000,210
  1,234,595 Premier Auto Trust, Ser. 1998-4,
             Class A2                             5.560%  04/08/01   1,233,397
    321,095 Residential Funding Mortgage
             Securities (FRN), Ser. 1998-HS1,
             Class A                              6.641%  06/22/23     320,643
                                                                   -----------
            Total Asset Backed Securities
             (Cost $46,724,456)                                     46,581,641
                                                                   -----------
            Bank Obligations -- 9.5%
  1,000,000 CIBC Yankee CD                        5.180%  03/15/00     997,651
  1,000,000 CIBC Yankee CD                        5.270%  03/03/00     998,156
  3,000,000 Commerzbank Yankee CD                 5.120%  04/25/00   2,994,506
  3,500,000 Dresdner Bank CD                      5.560%  01/07/00   3,500,000
                                                                   -----------
            Total Bank Obligations (Cost
             $8,490,313)                                             8,490,313
                                                                   -----------
            Commercial Paper -- 17.1%#
  2,000,000 ABN AMRO CP                           5.730%  01/26/00   1,992,041
  2,500,000 Banque Caisse CP                      5.400%  01/20/00   2,492,875
  2,500,000 ING America CP                        5.850%  02/16/00   2,481,313
  3,000,000 Lloyds Bank CP                        5.900%  01/24/00   2,988,692
  2,500,000 Moriarty CP                           6.150%  01/26/00   2,489,323
  3,000,000 Transamerica Financial CP             5.710%  05/09/00   2,938,617
                                                                   -----------
            Total Commercial Paper (Cost
             $15,382,861)                                           15,382,861
                                                                   -----------
            Time Deposit -- 0.3%
    295,000 Investors Bank & Trust Company
             (Cost $295,000)                      5.000%  01/03/00     295,000
                                                                   -----------

 TIFF Short-Term Fund / Schedule of Investments              December 31, 1999

  Principal                         Interest Maturity
   Amount                             Rate     Date     Value +

             U.S. Treasury Bills -- 19.9%#
 $17,800,000 U.S. Treasury Bill      5.600%  06/22/00 $17,290,524
     600,000 U.S. Treasury Bill++    5.344%  05/04/00     589,161
                                                      -----------
             Total U.S. Treasury Bills
              (Cost $17,879,715)                       17,879,685
                                                      -----------
             Total Investments -- 98.7%
              (Cost $88,772,345)                       88,629,500
             Other assets in excess of
              liabilities -- 1.3%                       1,126,281
                                                      -----------
             Net Assets -- 100.0%                     $89,755,781
                                                      ===========

    + See Note 2 to the Financial Statements.
   ++ Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C in Notes to Financial
      Statements.
    # Interest Rate represents the yield to maturity at the time of purchase.
 FNMA Federal National Mortgage Association
  FRB Floating Rate Bond
  FRN Floating Rate Note
   CD Certificate of Deposit
   CP Commercial Paper
  (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1999, the aggregate value of these securities was $2,991,563 or 3.33% of net assets.
  (b) Security is valued in good faith under procedures established by the board of directors.



See accompanying Notes to Financial Statements.

 Statement of Assets and Liabilities                         December 31, 1999


                                                        TIFF           TIFF
                                      TIFF Multi-   International    Emerging
                                       Asset Fund    Equity Fund   Markets Fund
                                         (MAF)          (IEF)         (EMF)
Assets
Investments in securities, at value
 (Cost: MAF $193,010,574; IEF
 $158,484,631; EMF $66,199,659)       $218,131,424  $204,342,198   $81,883,257
Repurchase agreements, at value         23,424,735    48,673,122     1,105,647
Cash                                       275,000            --        14,591
Foreign currency (Cost: MAF $611;
 IEF $123,867; EMF $209,160)                   884       124,927       209,526
Receivable for securities sold           5,492,833        33,133            --
Interest receivable                        858,438        25,639            --
Dividends and tax reclaims
 receivable                                178,928       305,738        81,563
Variation margin on financial
 futures contracts receivable               53,775        90,485            --
                                      ------------  ------------   -----------
Total assets                           248,416,017   253,595,242    83,294,584
                                      ------------  ------------   -----------
Liabilities
Payable for collateral on securities
 on loan                                        --     6,483,514       743,568
Payable for securities purchased         9,375,784        45,556        28,448
Payable for capital stock
 repurchased                               150,000            --        63,131
Net unrealized depreciation on
 forward currency contracts                 69,905       427,268            --
Accrued expenses and other
 liabilities                               176,045       210,157        63,664
                                      ------------  ------------   -----------
Total liabilities                        9,771,734     7,166,495       898,811
                                      ------------  ------------   -----------
Net Assets                            $238,644,283  $246,428,747   $82,395,773
                                      ============  ============   ===========
Shares Outstanding (authorized
 500,000,000 shares, par value
 $0.001 for each Fund)                  17,789,798    18,146,417     9,257,156
                                      ============  ============   ===========
Net Asset Value Per Share                   $13.41        $13.58         $8.90
                                      ============  ============   ===========
Components of Net Assets
Capital stock                         $204,451,008  $198,104,485   $88,105,802
Distribution in excess of net
 investment income                      (1,719,264)   (1,311,840)   (2,490,133)
Accumulated net realized gain (loss)
 on investments                          9,270,582     1,267,231   (18,900,791)
Net unrealized appreciation
 (depreciation) on investments,
 short sales, financial futures,
 forward currency contracts, and
 translation of other assets and
 liabilities denominated in foreign
 currencies                             26,641,957    48,368,871    15,680,895
                                      ------------  ------------   -----------
                                      $238,644,283  $246,428,747   $82,395,773
                                      ============  ============   ===========


See accompanying Notes to Financial Statements.

 Statement of Assets and Liabilities                         December 31, 1999

                                         TIFF U.S.
                                           Equity     TIFF Bond    TIFF Short-
                                            Fund         Fund       Term Fund
                                           (USEF)        (BF)         (STF)
Assets
Investments in securities, at value --
  (Cost: USEF $219,321,689; BF
 $205,440,602; STF $88,772,345)         $260,148,900 $199,512,230  $88,629,500
Repurchase agreements, at value           13,186,050   12,263,066           --
Cash                                              --      214,059    1,098,750
Receivable for capital stock sold                 --           --       40,799
Receivable for securities sold             7,468,033           --           --
Interest receivable                            1,121    2,232,239      615,226
Deposit with broker for short sales           83,595           --           --
Dividends receivable                         259,928           --           --
Variation margin on financial futures
 contracts receivable                         31,450       45,494           --
                                        ------------ ------------  -----------
Total assets                             281,179,077  214,267,088   90,384,275
                                        ------------ ------------  -----------
Liabilities
Payable for securities purchased                  --   28,880,913           --
Payable for capital stock repurchased         12,532      402,500      562,500
Market value of securities sold short
 (proceeds: USEF $159,593 )                   85,738           --           --
Variation margin on financial futures
 contracts payable                                --           --        5,250
Dividends payable from net investment
 income                                           --      390,686       37,984
Accrued expenses and other liabilities       227,995       85,010       22,760
                                        ------------ ------------  -----------
Total liabilities                            326,265   29,759,109      628,494
                                        ------------ ------------  -----------
Net Assets                              $280,852,812 $184,507,979  $89,755,781
                                        ============ ============  ===========
Shares Outstanding (authorized
 500,000,000 shares, par value $0.001,
 for each Fund)                           17,793,144   19,214,584    9,029,188
                                        ============ ============  ===========
Net Asset Value Per Share                     $15.78        $9.60        $9.94
                                        ============ ============  ===========
Components of Net Assets
Capital stock                           $222,682,792 $193,552,816  $90,256,310
Undistributed (distribution in excess
 of) net investment income                   683,408      (10,077)     (13,395)
Accumulated net realized gain (loss)
 on investments                           16,178,304   (3,414,857)    (313,077)
Net unrealized appreciation
 (depreciation) on investments, short
 sales, financial futures, forward
 currency contracts, and translation
 of other assets and liabilities
 denominated in foreign currencies        41,308,308   (5,619,903)    (174,057)
                                        ------------ ------------  -----------
                                        $280,852,812 $184,507,979  $89,755,781
                                        ============ ============  ===========


See accompanying Notes to Financial Statements.

 Statement of Operations                  For the Year Ended December 31, 1999

                                  TIFF Multi-  TIFF International TIFF Emerging
                                  Asset Fund      Equity Fund     Markets Fund
                                     (MAF)           (IEF)            (EMF)
Investment income
Interest                          $ 5,028,668     $ 1,126,780      $   287,844
Dividends (net of foreign
 withholding taxes of: MAF
 $165,306, IEF $481,431
 and EMF $18,281)                   2,605,577       4,345,435          875,853
                                  -----------     -----------      -----------
 Total investment income            7,634,245       5,472,215        1,163,697
                                  -----------     -----------      -----------
Operating expenses
Investment advisory fees              550,618         354,559           99,963
Money manager fees                    334,797       1,247,596          589,216
Custodian and accounting fees         333,937         455,515          336,102
Administration fees                   206,999         142,251           36,790
Shareholder recordkeeping fees         27,666          28,657           11,113
Professional fees                      79,328          71,953           60,161
Insurance expense                      10,803          10,220            2,632
Registration and filing fees           16,855          19,422           10,176
Miscellaneous fees and expenses        14,206          26,275            7,682
                                  -----------     -----------      -----------
 Total operating expenses           1,575,209       2,356,448        1,153,835
                                  -----------     -----------      -----------
Net investment income               6,059,036       3,115,767            9,862
                                  -----------     -----------      -----------
Net realized and unrealized gain
 (loss) on investments,
 financial futures, forward
 currency contracts and foreign
 currency related transactions
Net realized gain (loss) on:
 Investments (net of foreign
  withholding taxes on capital
  gains of: MAF $211,806, IEF
  $147,313, EMF $303,269)           9,563,616      29,262,879       (2,673,846)
 Financial futures contracts        7,513,335       6,237,116               --
 Forward currency contracts and
  foreign currency related
  transactions                       (659,268)     (2,745,165)         (58,112)
                                  -----------     -----------      -----------
Net realized gain (loss)           16,417,683      32,754,830       (2,731,958)
                                  -----------     -----------      -----------
Net change in unrealized
 appreciation (depreciation) on:
 Investments                       31,810,250      35,517,278       40,769,466
 Financial futures contracts         (119,065)      2,533,334               --
 Forward currency contracts and
  other assets and liabilities
  denominated in foreign
  currency                            (10,617)      1,538,085             (178)
                                  -----------     -----------      -----------
Net change in unrealized
 appreciation (depreciation)       31,680,568      39,588,697       40,769,288
                                  -----------     -----------      -----------
Net realized and unrealized gain
 (loss)                            48,098,251      72,343,527       38,037,330
                                  -----------     -----------      -----------
Net increase (decrease) in net
 assets resulting from
 operations                       $54,157,287     $75,459,294      $38,047,192
                                  ===========     ===========      ===========


See accompanying Notes to Financial Statements.

 Statement of Operations                  For the Year Ended December 31, 1999

                                          TIFF U.S.      TIFF      TIFF Short-
                                         Equity Fund   Bond Fund    Term Fund
                                           (USEF)        (BF)         (STF)
Investment income
Interest                                 $ 1,201,950  $12,419,299  $4,144,497
Dividends (net of withholding taxes of:
 USEF $22,794, BF $1,186)                  3,016,306      214,525          --
                                         -----------  -----------  ----------
 Total investment income                   4,218,256   12,633,824   4,144,497
                                         -----------  -----------  ----------
Operating expenses
Investment advisory fees                     468,017      190,673      22,644
Money manager fees                         1,078,736      256,952     150,958
Custodian and accounting fees                229,515      206,433      42,051
Administration fees                          172,190      143,361      41,666
Shareholder recordkeeping fees                41,208       31,880      27,352
Professional fees                             56,255       50,472      29,943
Insurance expense                             12,910        7,592       2,826
Registration and filing fees                  22,084       14,428      19,848
Miscellaneous fees and expenses               10,936        9,506       3,119
                                         -----------  -----------  ----------
 Total operating expenses before fee
  waivers/reimbursements                   2,091,851      911,297     340,407
 Fee waivers/reimbursements                       --           --     (76,230)
                                         -----------  -----------  ----------
 Total net operating expenses              2,091,851      911,297     264,177
                                         -----------  -----------  ----------
Net investment income                      2,126,405   11,722,527   3,880,320
                                         -----------  -----------  ----------
Net realized and unrealized gain (loss)
 on investments, short sales, financial
 futures, forward currency contracts
 and foreign currency related
 transactions
Net realized gain (loss) on:
 Investments                              42,632,493   (3,915,235)      5,604
 Short sales                                  12,671           --          --
 Financial futures                         1,992,259      819,357     (60,639)
                                         -----------  -----------  ----------
Net realized gain (loss)                  44,637,423   (3,095,878)    (55,035)
                                         -----------  -----------  ----------
Net change in unrealized appreciation
 (depreciation) on:
 Investments                               5,247,228   (9,445,132)   (128,300)
 Short sales                                  (3,857)          --          --
 Financial futures                           324,717      103,375     (39,425)
                                         -----------  -----------  ----------
Net change in unrealized appreciation
 (depreciation)                            5,568,088   (9,341,757)   (167,725)
                                         -----------  -----------  ----------
Net realized and unrealized gain (loss)   50,205,511  (12,437,635)   (222,760)
                                         -----------  -----------  ----------
Net increase (decrease) in net assets
 resulting from operations               $52,331,916  $  (715,108) $3,657,560
                                         ===========  ===========  ==========


See accompanying Notes to Financial Statements.

 Statement of Changes in Net Assets

                                    TIFF                  TIFF International
                              Multi-Asset Fund               Equity Fund
                          --------------------------  --------------------------
                              Year          Year          Year          Year
                             Ended         Ended         Ended         Ended
                            12/31/99      12/31/98      12/31/99      12/31/98
Increase (decrease) in
 net assets from
 operations
Net investment income     $  6,059,036  $  6,494,620  $  3,115,767  $  3,809,278
Net realized gain (loss)
 on investments,
 financial futures and
 options contracts,
 short sales, forward
 currency contracts and
 foreign currency-
 related transactions       16,417,683    (6,071,182) $ 32,754,830    15,260,298
Net change in unrealized
 appreciation
 (depreciation) on
 investments, financial
 futures and options
 contracts, short sales,
 forward currency
 contracts and
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                 31,680,568       467,315    39,588,697   (14,008,063)
                          ------------  ------------  ------------  ------------
Net increase (decrease)
 in net assets resulting
 from operations            54,157,287       890,753    75,459,294     5,061,513
                          ------------  ------------  ------------  ------------
Distributions
From net investment
 income                     (7,561,262)   (2,001,230)     (852,385)   (2,692,547)
In excess of net
 investment income          (1,719,264)   (5,135,002)   (1,311,840)   (4,292,479)
From net realized gains     (1,214,104)           --   (25,098,023)  (13,748,528)
                          ------------  ------------  ------------  ------------
Decrease in net assets
 resulting from
 distributions             (10,494,630)   (7,136,232)  (27,262,248)  (20,733,554)
                          ------------  ------------  ------------  ------------
Capital share
 transactions, net (see
 Appendix D)               (96,865,705)  (84,224,588)  (61,798,179)   34,630,023
                          ------------  ------------  ------------  ------------
Total increase
 (decrease) in net
 assets                    (53,203,048)  (90,470,067)  (13,601,133)   18,957,982
Net assets
Beginning of year          291,847,331   382,317,398   260,029,880   241,071,898
                          ------------  ------------  ------------  ------------
End of year               $238,644,283  $291,847,331  $246,428,747  $260,029,880
                          ============  ============  ============  ============
Distributions in excess
 of net investment
 income                   $ (1,719,264) $ (5,135,002) $ (1,311,840) $ (4,292,479)

See accompanying Notes to Financial Statements.

 Statement of Changes in Net Assets

                                   TIFF                     TIFF U.S.
                           Emerging Markets Fund           Equity Fund
                          ------------------------  --------------------------
                             Year         Year          Year          Year
                             Ended        Ended        Ended         Ended
                           12/31/99     12/31/98      12/31/99      12/31/98
Increase (decrease) in
 net assets from
 operations
Net investment income
 (loss)                   $     9,862  $  (382,269) $  2,126,405  $  2,894,615
Net realized gain (loss)
 on investments,
 financial futures and
 options
 contracts, short sales,
 forward currency
 contracts and foreign
 currency-
 related transactions      (2,731,958) (12,097,803)   44,637,423    39,463,251
Net change in unrealized
 appreciation
 (depreciation) on
 investments, financial
 futures and options
 contracts, short sales,
 forward currency
 contracts and
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                40,769,288  (16,652,920)    5,568,088   (10,953,068)
                          -----------  -----------  ------------  ------------
Net increase (decrease)
 in net assets resulting
 from operations           38,047,192  (29,132,992)   52,331,916    31,404,798
                          -----------  -----------  ------------  ------------
Distributions
From net investment
 income                            --           --    (7,902,999)   (1,307,917)
In excess of net
 investment income         (1,802,858)  (1,837,831)           --    (1,274,609)
From net realized gains            --           --   (36,654,749)  (31,677,567)
                          -----------  -----------  ------------  ------------
Decrease in net assets
 resulting from
 distributions             (1,802,858)  (1,837,831)  (44,557,748)  (34,260,093)
                          -----------  -----------  ------------  ------------
Capital share
 transactions, net (see
 Appendix D)              (12,015,970)   5,302,196   (39,508,007)   59,727,995
                          -----------  -----------  ------------  ------------
Total increase
 (decrease) in net
 assets                    24,228,364  (25,668,627)  (31,733,839)   56,872,700
Net assets
Beginning of year          58,167,409   83,836,036   312,586,651   255,713,951
                          -----------  -----------  ------------  ------------
End of year               $82,395,773  $58,167,409  $280,852,812  $312,586,651
                          ===========  ===========  ============  ============
Undistributed
 (distributions in
 excess of) net
 investment income        $(2,490,133) $(5,279,347) $    683,408  $ (1,274,609)

See accompanying Notes to Financial Statements.

 Statement of Changes in Net Assets

                                        TIFF                       TIFF
                                      Bond Fund               Short-Term Fund
                              --------------------------  ------------------------
                                  Year          Year         Year         Year
                                 Ended         Ended         Ended        Ended
                                12/31/99      12/31/98     12/31/99     12/31/98
Increase (decrease) in net
 assets from operations
Net investment income         $ 11,722,527  $ 11,076,214  $ 3,880,320  $ 3,253,252
Net realized gain (loss) on
 investments, financial
 futures and options
 contracts, short sales,
 forward currency contracts
 and foreign currency-
 related transactions           (3,095,878)    1,993,956      (55,035)       7,713
Net change in unrealized
 appreciation (depreciation)
 on investments, financial
 futures and options
 contracts, short sales,
 forward currency contracts
 and translation of other
 assets and liabilities
 denominated in foreign
 currencies                     (9,341,757)      450,790     (167,725)       7,419
                              ------------  ------------  -----------  -----------
Net increase (decrease) in
 net assets resulting from
 operations                       (715,108)   13,520,960    3,657,560    3,268,384
                              ------------  ------------  -----------  -----------
Distributions
From net investment income     (12,016,038)  (10,988,853)  (3,873,062)  (3,219,795)
In excess of net investment
 income                            (10,077)     (368,940)     (13,395)          --
From net realized gains           (318,730)   (1,252,461)          --           --
                              ------------  ------------  -----------  -----------
Decrease in net assets
 resulting from
 distributions                 (12,344,845)  (12,610,254)  (3,886,457)  (3,219,795)
                              ------------  ------------  -----------  -----------
Capital share transactions,
 net (see Appendix D)              (84,037)   23,389,207   15,077,282   40,427,522
                              ------------  ------------  -----------  -----------
Total increase (decrease) in
 net assets                    (13,143,990)   24,299,913   14,848,385   40,476,111
Net assets
Beginning of year              197,651,969   173,352,056   74,907,396   34,431,285
                              ------------  ------------  -----------  -----------
End of year                   $184,507,979  $197,651,969  $89,755,781  $74,907,396
                              ============  ============  ===========  ===========
Undistributed/(distributions
 in excess of) net
 investment income            $    (10,077) $   (368,940) $   (13,395) $     6,137

See accompanying Notes to Financial Statements.

 TIFF Multi-Asset Fund -- Financial Highlights

                            Year      Year      Year      Year       Period
                           Ended     Ended     Ended     Ended    from 3/31/95*
                          12/31/99  12/31/98  12/31/97  12/31/96   to 12/31/95
For a share outstanding
 throughout each period
Net asset value,
 beginning of period      $  11.42  $  11.65  $  12.08  $  11.13     $ 10.00
                          --------  --------  --------  --------     -------
Income from investment
 operations
Net investment income         0.22      0.20      0.44      0.17        0.26
Net realized and
 unrealized gain (loss)
 on investments**             2.30     (0.20)     0.01      1.37        1.08
                          --------  --------  --------  --------     -------
Total from investment
 operations                   2.52      0.00      0.45      1.54        1.34
                          --------  --------  --------  --------     -------
Less distributions from
Net investment income        (0.41)    (0.07)    (0.30)    (0.18)      (0.24)
Amounts in excess of net
 investment income           (0.09)    (0.19)    (0.15)    (0.13)         --
Net realized gains           (0.07)       --     (0.63)    (0.36)      (0.03)
                          --------  --------  --------  --------     -------
Total distributions          (0.57)    (0.26)    (1.08)    (0.67)      (0.27)
                          --------  --------  --------  --------     -------
Entry/exit fee per share      0.04      0.03      0.20      0.08        0.06
                          --------  --------  --------  --------     -------
Net asset value, end of
 period                   $  13.41  $  11.42  $  11.65  $  12.08     $ 11.13
                          ========  ========  ========  ========     =======
Total return (c)            22.65%     0.22%     5.51%    14.72%      13.87%(b)
Ratios/supplemental data
Net assets, end of
 period (000s)            $238,644  $291,847  $382,317  $218,244     $92,630
Ratio of expenses to
 average net assets          0.57%     0.65%     0.72%     1.03%       0.80%(a)
Ratio of net investment
 income to average net
 assets                      2.20%     1.85%     3.30%     1.99%       4.00%(a)
Portfolio turnover         154.49%   196.06%   181.51%   100.66%      97.35%(b)

-------
(a)Annualized.
(b)Not annualized.
(c) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.
 * Commencement of operations.
** Including foreign currency-related transactions.


See accompanying Notes to Financial Statements.

 TIFF International Equity Fund -- Financial Highlights

                            Year      Year         Year      Year      Year
                           Ended     Ended        Ended     Ended     Ended
                          12/31/99  12/31/98     12/31/97  12/31/96  12/31/95
For a share outstanding
 throughout each year
Net asset value,
 beginning of year        $  11.17  $  11.77     $  12.19  $  10.82  $   9.98
                          --------  --------     --------  --------  --------  ---
Income from investment
 operations
Net investment income         0.13      0.19         0.17      0.10      0.15
Net realized and
 unrealized gain (loss)
 on investments*              3.93      0.12        (0.11)     1.59      0.80
                          --------  --------     --------  --------  --------  ---
Total from investment
 operations                   4.06      0.31         0.06      1.69      0.95
                          --------  --------     --------  --------  --------  ---
Less distributions from
Net investment income        (0.05)    (0.12)       (0.16)    (0.09)    (0.14)
Amounts in excess of net
 investment income           (0.08)    (0.20)       (0.09)       --        --
Net realized gains           (1.54)    (0.62)       (0.28)    (0.26)       --
                          --------  --------     --------  --------  --------  ---
Total distributions          (1.67)    (0.94)       (0.53)    (0.35)    (0.14)
                          --------  --------     --------  --------  --------  ---
Entry/exit fee per share      0.02      0.03         0.05      0.03      0.03
                          --------  --------     --------  --------  --------
Net asset value, end of
 year                     $  13.58  $  11.17     $  11.77  $  12.19  $  10.82
                          ========  ========     ========  ========  ========  ===
Total return (b)             37.40%     3.03%(a)     0.91%    15.94%     9.85%
Ratios/supplemental data
Net assets, end of year
 (000s)                   $246,429  $260,030     $241,072  $219,458  $155,422
Ratio of expenses to
 average net assets           1.00%     0.81%(c)     1.21%     1.11%     1.05%
Ratio of expenses to
 average net assets
 before expense waivers       1.00%     0.84%(c)     1.21%     1.11%     1.05%
Ratio of net investment
 income to average net
 assets                       1.32%     1.47%        0.72%     0.91%     1.48%
Portfolio turnover           28.33%    30.62%       25.55%    32.40%    32.91%

-------
(a) Total return would have been lower had certain expenses not been waived or reimbursed.
(b) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each year used for calculating total return excludes such entry/exit fees.
(c) Expenses include tax expense for the year ended December 31, 1998. Without the tax expense, the ratio of expenses to average net assets and the ratio of expenses to average net assets before expense waivers would have been 0.76% and 0.79%, respectively.
*  Including Foreign currency related transactions.

See accompanying Notes to Financial Statements.

 TIFF Emerging Markets Fund -- Financial Highlights

                            Year      Year         Year      Year       Year
                           Ended     Ended        Ended     Ended      Ended
                          12/31/99  12/31/98     12/31/97  12/31/96   12/31/95
For a share outstanding
 throughout each year
Net asset value,
 beginning of year        $  5.19   $  8.09      $  8.63   $  8.45    $  9.24
                          -------   -------      -------   -------    -------
Income from investment
 operations
Net investment income
 (loss)                     (0.09)    (0.01)        0.33      0.01         --
Net realized and
 unrealized gain (loss)
 on investments*             3.99     (2.73)       (2.83)     3.17      (0.82)
                          -------   -------      -------   -------    -------
Total from investment
 operations                  3.90     (2.74)       (2.50)     3.18      (0.82)
                          -------   -------      -------   -------    -------
Less distributions from
Net investment income          --        --        (0.24)    (0.04)     (0.00)#
Amounts in excess of net
 investment income          (0.20)    (0.17)       (0.27)    (0.00)#    (0.00)#
Net realized gains             --        --           --     (0.00)#       --
Amounts in excess of net
 realized gains                --        --           --        --      (0.00)#
                          -------   -------      -------   -------    -------
Total distributions         (0.20)    (0.17)       (0.51)    (0.04)     (0.00)
                          -------   -------      -------   -------    -------
Entry/exit fee per share     0.01      0.01         2.47     (2.96)      0.03
                          -------   -------      -------   -------    -------
Net asset value, end of
 year                     $  8.90   $  5.19      $  8.09   $  8.63    $  8.45
                          =======   =======      =======   =======    =======
Total return (b)           75.49%   (33.38%)(a)   (0.40%)    2.51%     (8.39%)
Ratios/supplemental data
Net assets, end of year
 (000s)                   $82,396   $58,167      $83,836   $89,736    $59,486
Ratio of expenses to
 average net assets         1.73%     3.09%(c)     1.56%     1.62%      2.35%
Ratio of expenses to
 average net assets
 before expense waivers     1.73%     3.14%(c)     1.56%     1.62%      2.35%
Ratio of net investment
 income (loss) to
 average net assets         0.01%    (0.55%)       0.95%     0.06%     (0.15%)
Portfolio turnover         45.94%    47.62%       72.23%    79.96%    104.30%

-------
(a) Total return would have been lower had certain expenses not been waived or reimbursed.
(b) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each year used for calculating total return excludes such entry/exit fees.
(c) Expenses include tax expense for the year ended December 31, 1998. Without the tax expense, the ratio of expenses to average net assets and the ratio of expenses to average net assets before expense waivers would have been 2.98% and 3.03%, respectively.
# Rounds to less than $0.01.
* Including foreign currency-related transactions.


See accompanying Notes to Financial Statements.

 TIFF U.S. Equity Fund -- Financial Highlights

                                Year      Year      Year      Year      Year
                               Ended     Ended     Ended     Ended     Ended
                              12/31/99  12/31/98  12/31/97  12/31/96  12/31/95
For a share outstanding
 throughout each year
Net asset value, beginning
 of year                      $  15.62  $  15.66  $  13.74  $  12.36  $  10.02
                              --------  --------  --------  --------  --------
Income from investment
 operations
Net investment income             0.09      0.17      0.50      0.20      0.20
Net realized and unrealized
 gain on investments              2.70      1.58      3.93      2.51      3.36
                              --------  --------  --------  --------  --------
Total from investment
 operations                       2.79      1.75      4.43      2.71      3.56
                              --------  --------  --------  --------  --------
Less distributions from
Net investment income            (0.43)    (0.07)    (0.40)    (0.17)    (0.22)
Amounts in excess of net
 investment income                  --     (0.07)    (0.11)    (0.10)       --
Net realized gains               (2.21)    (1.66)    (2.01)    (1.07)    (1.01)
Amounts in excess of net
 realized gains                     --        --        --        --        --
                              --------  --------  --------  --------  --------
Total distributions              (2.64)    (1.80)    (2.52)    (1.34)    (1.23)
                              --------  --------  --------  --------  --------
Exit/entry fee per share          0.01      0.01      0.01      0.01      0.01
                              --------  --------  --------  --------  --------
Net asset value, end of year  $  15.78  $  15.62  $  15.66  $  13.74  $  12.36
                              ========  ========  ========  ========  ========
Total return (a)                18.89%    11.85%    33.01%    21.91%    36.02%
Ratios/supplemental data
Net assets, end of period
 (000s)                       $280,853  $312,587  $255,714  $176,797  $109,901
Ratio of expenses to average
 net assets                      0.67%     0.72%     0.70%     0.82%     0.93%
Ratio of net investment
 income to average net
 assets                          0.68%     0.99%     1.34%     1.41%     1.67%
Portfolio turnover              73.59%    98.30%   108.52%   105.18%   109.89%

-------
(a) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each year used for calculating total return excludes such entry/exit fees.


See accompanying Notes to Financial Statements.

 TIFF Bond Fund -- Financial Highlights

                               Year       Year      Year      Year       Year
                              Ended      Ended     Ended     Ended      Ended
                             12/31/99   12/31/98  12/31/97  12/31/96   12/31/95
For a share outstanding
 throughout each year
Net asset value, beginning
 of year                     $  10.29   $  10.24  $  10.06  $  10.33   $  9.68
                             --------   --------  --------  --------   -------
Income from investment
 operations
Net investment income            0.61       0.60      0.64      0.67      0.67
Net realized and unrealized
 gain (loss) on investments     (0.65)      0.13      0.27     (0.27)     1.01
                             --------   --------  --------  --------   -------
Total from investment
 operations                     (0.04)      0.73      0.91      0.40      1.68
                             --------   --------  --------  --------   -------
Less distributions from
Net investment income           (0.63)     (0.60)    (0.64)    (0.67)    (0.66)
Amounts in excess of net
 investment income              (0.00)#    (0.02)    (0.01)    (0.00)#   (0.01)
Net realized gains              (0.02)     (0.06)    (0.08)       --     (0.36)
                             --------   --------  --------  --------   -------
Total distributions             (0.65)     (0.68)    (0.73)    (0.67)    (1.03)
                             --------   --------  --------  --------   -------
Net asset value, end of
 year                        $   9.60   $  10.29  $  10.24  $  10.06   $ 10.33
                             ========   ========  ========  ========   =======
Total return                   (0.45%)     7.31%     9.35%     3.75%    18.07%
Ratios/supplemental data
Net assets, end of year
 (000s)                      $184,508   $197,652  $173,352  $127,491   $91,072
Ratio of expenses to
 average net assets             0.48%      0.46%     0.56%     0.58%     0.96%
Ratio of net investment
 income to average net
 assets                         6.01%      5.82%     6.41%     6.64%     6.34%
Portfolio turnover            474.10%    329.49%   398.16%   332.21%   406.24%

-------
# Rounds to less than $0.01.


See accompanying Notes to Financial Statements.

 TIFF Short-Term Fund -- Financial Highlights

                              Year       Year      Year      Year       Year
                             Ended      Ended     Ended     Ended      Ended
                            12/31/99   12/31/98  12/31/97  12/31/96   12/31/95
For a share outstanding
 throughout each year
Net asset value, beginning
 of year                    $  9.97    $  9.95   $  9.99   $ 10.01    $ 10.00
                            -------    -------   -------   -------    -------
Income from investment
 operations
Net investment income          0.52       0.54      0.54      0.54       0.58
Net realized and
 unrealized gain (loss) on
 investments                  (0.03)      0.01     (0.02)    (0.02)      0.05
                            -------    -------   -------   -------    -------
Total from investment
 operations                    0.49       0.55      0.52      0.52       0.63
                            -------    -------   -------   -------    -------
Less distributions from
Net investment income         (0.52)     (0.53)    (0.55)    (0.54)     (0.58)
Amounts in excess of net
 investment income            (0.00)#       --     (0.01)    (0.00)#    (0.00)#
Net realized gains               --         --        --        --      (0.04)
Amounts in excess of net
 realized gains                  --         --        --        --      (0.00)#
                            -------    -------   -------   -------    -------
Total distributions           (0.52)     (0.53)    (0.56)    (0.54)     (0.62)
                            -------    -------   -------   -------    -------
Net asset value, end of
 year                       $  9.94    $  9.97   $  9.95   $  9.99    $ 10.01
                            =======    =======   =======   =======    =======
Total return (a)              4.93%      5.59%     5.30%     5.28%      6.43%
Ratios/supplemental data
Net assets, end of year
 (000s)                     $89,756    $74,907   $34,431   $63,470    $96,580
Ratio of expenses to
 average net assets           0.35%      0.35%     0.47%     0.36%      0.42%
Ratio of expenses to
 average net assets before
 expense waivers              0.45%      0.53%     0.56%     0.47%      0.54%
Ratio of net investment
 income to average net
 assets                       5.14%      5.41%     5.53%     5.35%      5.67%

-------
(a) Total return would have been lower had certain expenses not been waived. # Rounds to less than $0.01.


See accompanying Notes to Financial Statements.

 Notes to Financial Statements                               December 31, 1999

1. Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has six active Funds: TIFF Multi-Asset Fund ("Multi-Asset"), TIFF International Equity Fund ("International Equity"), TIFF Emerging Markets Fund ("Emerging Markets"), TIFF U.S. Equity Fund ("U.S. Equity"), TIFF Bond Fund ("Bond"), and TIFF Short-Term Fund ("Short-Term"), collectively referred to as the "Funds."

Investment Objectives

-------------------------------------------------------------------------------------------------------
  Fund                  Investment Objective
-------------------------------------------------------------------------------------------------------

  Multi-Asset           Attain a growing stream of current income and appreciation of principal that at least offsets inflation.

  International Equity  Attain a growing stream of current income and appreciation of principal that at least offsets inflation.

  Emerging Markets      Attain a growing stream of current income and appreciation of principal that at least offsets inflation.

  U.S. Equity           Attain a growing stream of current income and appreciation of principal that at least offsets inflation.

  Bond                  Attain a high rate of current income subject to restrictions designed to ensure liquidity and manage exposure to interest rate and credit risk and to provide a hedge against deflation-induced declines in common stock prices and dividend streams.

  Short-Term            Provide a high rate of current income, subject to restrictions designed to control interest rate risk.

2.Summary of Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation of Investments

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Time deposits, repurchase agreements, and reverse repurchase agreements are generally valued at their cost plus accrued interest. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase was greater than 60 days. Options and futures contracts are valued at the last quoted bid price, except that open futures sales contracts are valued using the closing settlement price or, in the absence of such price, the most recently quoted asked price. Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting the contracts.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset value of the Funds is determined will not be reflected in the Funds' calculation of the net asset value unless the Funds' investment adviser believes that the particular event would materially affect net asset value, in which case adjustments would be made.

Certain Funds invest in limited partnerships formed for the purpose of earning returns from alternative investment strategies. Investments in limited partnerships held by the Funds are presented, under procedures established by TIP's board of directors, at estimated values, which generally represent the respective Fund's proportionate share of the net assets of the investee partnerships as reported by them. These values are not necessarily indicative of the value the Funds would receive in a current sale. The Fund's proportionate share of the change in values of the investee partnerships is recorded as change in unrealized appreciation (depreciation) on investments in its statement of operations. Investments in other open-ended funds or trusts are valued at their closing net asset value per share on valuation date which is their redeemable value.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by TIP's board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction and the difference between the recorded fair value and the value that would be received in a sale could be significant. At December 31, 1999, the aggregate amount of securities fair valued were as follows:

                 --------------------------------------------------------------------
            Fund                            Amount                    % of Net Assets
                 --------------------------------------------------------------------

            Multi-Asset                   $53,071,772                      22.24%
            International Equity           24,654,612                      10.00%
            Emerging Markets               18,668,309                      22.66%
            U.S. Equity                     2,785,943                       0.99%
            Bond                              226,525                       0.12%
            Short-Term                      2,991,563                       3.33%

 Notes to Financial Statements                               December 31, 1999

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed). Interest income and expenses are recorded on an accrual basis. The Funds accrete discount or amortize premium using the yield-to-maturity method on a daily basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Funds, using reasonable diligence, become aware of such dividends. The Funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Income Taxes

There is no provision for federal income or excise tax since each Fund has elected to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income. Net realized losses attributable to security transactions and foreign currency transactions after October 31 are treated as arising on the first day of a Fund's next fiscal year if so elected by the Fund. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation. The Funds accrue such taxes, as applicable, as a reduction from the related income and realized gain as and when such income is earned and gains are realized.

Expenses

Expenses directly attributable to a Fund are charged to that Fund's operations; expenses that are applicable to all Funds are allocated among them based on their relative average daily net assets. The costs incurred by TIP in connection with the organization and initial registration of shares have been amortized on a straight-line basis over a sixty-month period.

Dividends to Members

It is the policy of all Funds to declare dividends according to the following schedule:

                 ---------------------------------------------------------------
                                  Dividends from Net
            Fund                  Investment Income  Capital Gains Distributions
                 ---------------------------------------------------------------

            Multi-Asset             Semi-annually             Annually
            International Equity    Semi-annually             Annually
            Emerging Markets             Annually             Annually
            U.S. Equity                 Quarterly             Annually
            Bond                            Daily             Annually
            Short-Term                      Daily             Annually

Dividends from net short-term capital gains and net long-term capital gains of each Fund, if any, are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized gain on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital stock.

During the year ended December 31, 1999, the following Funds reclassified amounts arising from permanent book/tax differences:

   ----------------------------------------------------------------------------
                                       Undistributed
                                     (Distribution in
                                      Excess of) Net   Accumulated Net Realized
                       Capital Stock Investment Income       Gain/(Loss)
   ----------------------------------------------------------------------------

     Multi-Asset        $(4,192,828)    $6,637,228           $(2,444,400)
     International
      Equity              5,806,113      2,029,097            (7,835,210)
     Emerging Markets    (5,150,144)     4,582,210               567,934
     U.S. Equity         (1,111,218)     7,734,611            (6,623,393)
     Bond                   (28,893)       662,451              (633,558)
     Short-Term             (12,820)       (13,395)               26,215

At December 31, 1999, the following Funds had capital loss carryovers which are available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

                 -------------------------------------------------------------------
                                      Capital Loss
                                     Carried Forward                  Expiration
                 -------------------------------------------------------------------

            Emerging Markets           $19,622,742                 12/31/2003 - 2007
            Bond                         2,951,010                 12/31/2007
            Short-Term                     300,910                 12/31/2004 - 2007

 Notes to Financial Statements                               December 31, 1999


The foreign exchange losses and realized capital losses incurred after October 31, 1999, but before December 31, 1999, are deemed to arise on the first business day of the following year. Accordingly, International Equity Fund and Multi-Asset Fund incurred and elected to defer such foreign exchange losses of approximately $787,379 and $373,667, respectively, and Emerging Markets Fund and Short-Term Fund incurred and elected to defer net realized capital losses of approximately $40,542 and $43,378, respectively.

During the year ended December 31, 1999, Multi-Asset Fund utilized $3,479,570 of capital loss carried forward from prior periods.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date; and

(ii) purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

Forward Currency Contracts

The Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery, the Funds record a realized gain or loss on foreign currency related transactions equal to the difference between the value of the contract at the contract value and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Appendix B of the Notes to Financial Statements details each Fund's outstanding forward currency contracts at December 31, 1999.

Financial Futures Contracts

Certain Funds are engaged in trading financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. The Funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts tend to increase or decrease the Funds' exposure to the underlying instrument or hedge other Fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

At December 31, 1999, the Funds held assets with a broker as margin for financial futures as follows:

                 -------------------------------------------------------------
                                                                    Segregated
            Fund                                                      Assets
                 -------------------------------------------------------------

            Multi-Asset                                             $3,612,587
            International Equity                                     4,181,673
            U.S. Equity                                                950,033
            Bond                                                       524,925
            Short-Term                                                 589,161

Appendix C of the Notes to Financial Statements details each Fund's open futures contracts at December 31, 1999.

 Notes to Financial Statements                               December 31, 1999


Short Selling

The Funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The Fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the Fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the Fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the Fund. When a closing purchase is entered into by the Fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

The Fund, in "short selling," sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the Fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the Fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Options

When a Fund purchases an option, an amount equal to the premium paid by the Fund is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the Fund realizes a loss in the amount of the premium originally paid. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the Fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the Fund realizes a gain in the amount of the premium received. If the Fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the Fund is reduced by the premium received. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

Each Fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts tend to increase or decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Funds did not write any options during the year ended December 31, 1999.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.

3. Investment Advisory Agreement and Money Manager Agreements

TIP's board of directors has approved investment advisory agreements with Foundation Advisers, Inc. ("FAI"). Each Fund pays FAI a maximum monthly fee calculated by applying the following annual rates to such Fund's average daily net assets for the month:

-----------------------------------------------------------------------------
                           Multi- International Emerging- U.S.-        Short-
Assets                     Asset     Equity      Markets  Equity Bond   Term
-----------------------------------------------------------------------------

On the first $500 million   0.20%     0.15%       0.15%    0.15% 0.10%  0.03%
On the next $500 million    0.18%     0.13%       0.13%    0.13% 0.08%  0.03%
On the next $500 million    0.15%     0.11%       0.11%    0.11% 0.06%  0.02%
On the next $500 million    0.13%     0.09%       0.09%    0.09% 0.05%  0.02%
On the next $500 million    0.11%     0.07%       0.07%    0.07% 0.04%  0.01%
On the remainder (> $2.5
 billion)                   0.09%     0.05%       0.05%    0.05% 0.03%  0.01%

TIP's board of directors has approved Money Manager agreements with each of the Money Managers. Money Managers will receive annual management fees equal to a stated percentage of the value of Fund assets under management that is adjusted upwards or downwards, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain Money Managers, however, will receive management fees equal to a flat percentage per annum of the assets under management with a single rate or on a descending scale.

 Notes to Financial Statements                               December 31, 1999


Appendix A of the Notes to Financial Statements identifies Money Managers who provide services to the Funds and the minimum, maximum, and effective fee rates applicable during the year ended December 31, 1999. Unless otherwise indicated, the management fee received by a Money Manager varies based on the Money Manager's investment performance.

With respect to Funds' investments in other registered investment companies, private investment funds, investment partnerships and other commingled investment vehicles, the Funds bear their ratable share of each such entity's expenses, and would also be subject to their share of the management and performance fees, if any, charged by such entity. The Funds' share of management and performance fees charged by such entities is in addition to fees paid by the respective Fund to FAI and Money Managers.

Pursuant to an Administration Agreement, Investors Capital Services, Inc. ("Investors Capital", a wholly owned subsidiary of Investors Financial Services Co.), two employees of which serve as officers of TIP, earns a fee for providing fund administration services to TIP according to the following schedule: 0.07% of the first $300 million of the average daily net assets of TIP, 0.05% of the next $2.7 billion, 0.04% of the next $2.0 billion, and 0.03% of the average daily net assets over $5.0 billion. In addition, TIP has agreed to pay Investors Capital an incentive fee not to exceed 0.02% of average daily net assets for reducing the expense ratio of one or more Funds of TIP below certain levels specified for each Fund. Investors Bank and Trust Company ("IBT"), which is a wholly-owned subsidiary of Investors Financial Services Co., serves as the Funds' custodian, and accounting and transfer agent. Fees paid for services rendered by IBT are based upon assets of the Funds and on transactions entered into by the Funds during the year. Fees for such services paid to IBT by the Funds are reflected as custodian and accounting fees and shareholder recordkeeping fees in the statement of operations. IBT also serves as the securities lending agent for certain Funds involved in securities lending activity.

During the year ended December 31, 1999, the Short-Term Fund received fee waivers of $22,644 and $53,586 from the Fund's Investment Advisor and Money Manager, respectively.

4. Investment Transactions

Purchase cost and proceeds from sales of investment securities, other than short-term investments, for the period from January 1, 1999 to December 31, 1999 were as follows:

                 ---------------------------------------------------------------------
            Fund                            Purchases                        Sales
                 ---------------------------------------------------------------------

            Multi-Asset                    $361,385,174                   $421,184,185
            International Equity             60,470,384                    171,744,764
            Emerging Markets                 29,730,924                     42,263,415
            U.S. Equity                     210,075,187                    273,531,253
            Bond                            972,945,832                    957,458,892
            Short-Term                       51,298,796                     18,976,279

For federal income tax purposes, the cost of securities owned at December 31, 1999 was substantially the same as for financial reporting purposes. Accordingly, the aggregate gross unrealized appreciation and depreciation and the net unrealized appreciation/(depreciation) on securities owned and securities sold short at December 31, 1999 for each Fund are as follows:

   --------------------------------------------------------------------------------
                                                                     Net Unrealized
                                 Gross               Gross           Appreciation/
     Fund                     Appreciation       Depreciation        (Depreciation)
   --------------------------------------------------------------------------------

     Multi-Asset              $32,782,278        $ (7,661,428)        $25,120,850
     International Equity      58,783,865         (12,926,298)         45,857,567
     Emerging Markets          24,190,925          (8,507,327)         15,683,598
     U.S. Equity               56,944,312         (16,043,246)         40,901,066
     Bond                         424,647          (6,353,019)         (5,928,372)
     Short-Term                    10,945            (153,790)           (142,845)

5. Repurchase and Reverse Repurchase Agreements

Each Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to a Fund and repurchase such securities from such Fund at a mutually agreed upon price and date.

Each Fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases U.S. Government securities from a Fund and such Fund agrees to repurchase the securities at an agreed upon price and date. The Funds did not enter into any reverse repurchase agreements during the year ended December 31, 1999.

Each Fund will engage in repurchase and reverse repurchase transactions with parties approved by the Fund's board of directors on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. The Funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that

 Notes to Financial Statements                               December 31, 1999

the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6. Capital Share Transactions

As of December 31, 1999, each Fund has 500,000,000 shares of $0.001 par value capital stock authorized. The Funds may charge entry or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the U.S. Equity Fund assesses entry and exit fees of 0.25% of capital invested or redeemed; the Multi-Asset and International Equity Funds assess entry and exit fees of 0.75%; and the Emerging Markets Fund assesses entry and exit fees of 1.00%. These fees, which are paid to the Funds directly, not to FAI or other vendors supplying services to the Funds, are designed to allocate transactions costs associated with purchases and redemptions of Fund's shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at FAI's discretion when the purchase or redemption will not result in significant transaction costs for the affected Fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the Funds and included in proceeds from shares sold or deducted from distributions for redemptions. Transactions in capital stock are listed in Appendix D of the Notes to Financial Statements.

7. Securities Lending

The Funds may lend portfolio securities to qualified borrowers. The terms of the lending agreements require that loans are secured at all times by cash or U.S. government securities in an amount greater than 102% of the market value of the securities loaned (105% in case of foreign securities), plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Funds' custodian acts as the lending agent. If cash collateral is received, the lending agent invests the amounts received in short-term securities and cash equivalents on behalf of the Fund. At December 31, 1999, the Funds with securities on loan received cash as collateral which was subsequently invested in cash equivalents. Any income earned on such investments in excess of agency fees and of a predetermined rebate to the borrowers is earned by the Funds and is recorded by the Funds as interest income.

As of December 31, 1999, the value of the securities loaned and the amount of cash collateral received with respect to such loans were as follows:

                 ----------------------------------------------------------------
                                      Value of Loaned                Cash
            Fund                        Securities            Collateral Received
                 ----------------------------------------------------------------

            International Equity        $6,268,829                $6,483,514
            Emerging Markets               713,961                   743,568

8. Delayed Delivery Transactions

The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds identify in their records securities as segregated with a value at least equal to the amount of the purchase commitment.

The Bond Fund enters into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of Investments" above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the Fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Fund's Money Manager deems it appropriate to do so.

The Bond Fund enters into TBA sale commitments to hedge its portfolio or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of Investments" above. The contract is marked to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

9. Concentration of Risks

The Bond, Short-Term, and Multi-Asset Funds invest in fixed income securities issued by banks and other financial companies the market values of which may change in response to interest rate changes. Although, the Bond, Short-Term, and Multi-Asset Funds generally maintain diversified portfolios, the ability of the issuers of the respective Fund's portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state or region. The Bond Fund has a concentration of its investments in the financial services industry which may be affected by changes in such industry.

 Notes to Financial Statements                               December 31, 1999


The International Equity and Emerging Markets Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the Funds' investment in emerging markets debt is limited, the yields of these obligations reflect perceived credit risk.

10. Principal Members

The schedule below shows the number of Members each owning 10% or more of a Fund and the total percentage of the Fund held by such Members.

                 ----------------------------------------------------------------------
            Fund                                Number                   % of Fund Held
                 ----------------------------------------------------------------------

            Multi-Asset Fund                       1                           19
            International Equity Fund              1                           35
            Emerging Markets Fund                  3                           56
            U.S. Equity Fund                       2                           24
            Bond Fund                              1                           14
            Short-Term Fund                        2                           54

From time to time, a Fund may have Members that hold significant portions of the respective Fund's outstanding shares. Investment activities of such Members could have a material impact on those Funds.

11. Redemptions In-Kind

During the year ended December 31, 1999, the International Equity Fund transferred securities at their market value to a shareholder in order to meet a redemption of the Fund's shares by the shareholder. The International Equity Fund recorded a realized gain of $9,762,437 in connection with the transfer. Such realized gains are not taxable for federal income tax purposes. Accordingly, the International Equity Fund reclassified $9,762,437 from accumulated net realized gain (loss) to capital stock which is included in the amounts reclassified under note 2 above. The net asset value of the International Equity Fund was not affected by this reclassification.



  Federal Income Tax Notice (Unaudited)

  The amounts of long-term capital gain distributions paid by the Fund for the year ended December 31, 1999 were as follows:

                         -----------------------------------------------
                  Fund                                               Amount
                         -----------------------------------------------
                  Multi-Asset                                      $ 1,214,104
                  International Equity                              10,439,390
                  U.S. Equity                                       36,361,296
                  Bond                                                 312,647

 Notes to Financial Statements                               December 31, 1999

                                   Appendix A

                 Money Manager Fee as Percent of Assets Managed
                      for the year ended December 31, 1999

                                                                      Effective
                                                    Minimum  Maximum  Fee Rate
TIFF Multi-Asset Fund
Aronson + Partners.................................  0.10     0.80      0.40@
Bee & Associates, Inc.+............................  0.15     2.00      0.27@
Grantham, Mayo, Van Otterloo & Co.+................  0.30     1.00      0.00(b)
Harding, Loevner Management, LP....................  0.10     1.50      0.14
Seix Investment Advisors, Inc......................  0.10     0.80      0.16
Wellington Management Company LLP..................  0.35*    0.45      0.45

TIFF International Equity Fund

Bee & Associates+..................................  0.15     2.00      0.85@
Delaware International Advisers, Ltd...............  0.30*    0.50      0.50
Harding, Loevner Management, LP....................  0.10     1.50      0.60
Marathon Asset Management, Ltd.....................  0.15     1.60      0.74
Mercury Asset Management International Ltd.+.......  0.50     0.50      0.50@**

TIFF Emerging Markets Fund

Emerging Markets Management........................  0.40     3.00      1.38
Lazard Freres Asset Management.....................  0.50**   0.50**    0.50**

TIFF U.S. Equity Fund

Aronson + Partners.................................  0.10     0.80      0.53
Martingale Asset Management, LP(c).................  0.05*    0.10      0.15
Palo Alto Investors................................  0.10     2.00      1.69
Shapiro Capital Management Company, Inc. ..........  0.50     0.95      0.51
Westport Asset Management, Inc.....................  0.15     2.00      0.16

TIFF Bond Fund

Atlantic Asset Management Partners, LLC............  0.10     0.60      0.14
Seix Investment Advisors, Inc......................  0.10     0.80      0.16
Smith Breeden Associates, Inc. ....................  0.10     0.85      0.11

TIFF Short-Term Fund

Fischer Francis Trees & Watts, Inc.................  0.15*    0.20      0.13(a)

-------
 * Money Manager receives a fee that does not include performance component. ** Money Manager receives a straight asset-based fee regardless of the amount of assets managed for TIP (i.e., there are neither "breakpoints" in the fee agreement nor a performance component).
@  Annualized.
(a) The Money Manager has agreed to voluntarily waive a portion of its Money Manager Fee, and the effective rate is after such waiver.
(b) The Money Manager received no fees directly from the Fund, as the assets managed represented investments in affiliated funds.
(c) The Money Manager receives a fee based on assets of the entire Fund.
+  The Money Manager was defunded during the year ended December 31, 1999.

 Notes to Financial Statements                               December 31, 1999

                                   Appendix B

            Open Forward Currency Contracts as of December 31, 1999

                                        U.S. Dollar        Foreign Currency   Unrealized Appreciation/
 Contracts        Description       Receivable/(Payable) Receivable/(Payable)      (Depreciation)
             Multi-Asset Fund
             Buy Contracts --
              Forwards
   4,767,036 Eurodollar 1/31/00         $ (4,850,459)        $ 4,814,749             $ (35,710)
   4,430,666 Eurodollar 3/15/00           (4,524,121)          4,489,426               (34,195)
                                                                                     ---------
                                                                                       (69,905)
                                                                                     =========

             International Equity
             Fund

             Buy Contracts --
              Forwards
   7,038,905 Eurodollar 1/31/00           (7,162,086)          7,109,357             $ (52,729)
  12,163,451 Eurodollar 3/15/00          (12,431,013)         12,326,138              (104,875)
 167,985,000 Japanese Yen 2/7/00          (1,615,085)          1,654,579                39,494

             Sell Contracts --
              Forwards
 335,970,000 Japanese Yen 2/7/00           3,000,000          (3,309,158)             (309,158)
                                                                                     ---------
                                                                                     $(427,268)
                                                                                     =========

 Notes to Financial Statements                               December 31, 1999

                                   Appendix C

                 Open Futures Contracts as of December 31, 1999

                                                                   Unrealized
 Number of                           Cost/         Value at       Appreciation
 Contracts         Type           (Proceeds)   December 31, 1999 (Depreciation)

           Multi-Asset Fund

           Long Futures
           Contracts
    6      March 2000 MIB30
           Index                  $ 1,213,349     $ 1,310,955      $   97,606
   19      March 2000 S&P 500
           Index                    6,775,788       7,049,950         274,162
   22      March 2000 U.S.
           Treasury Bond            2,043,689       2,000,626         (43,063)
   30      March 2000 DAX Index     4,685,706       5,310,290         624,584
   40      March 2000 FTSE 100
           Index                    4,349,398       4,507,688         158,290
   42      March 2000 British
           Pound                    4,264,313       4,249,875         (14,438)
   61      January 2000 CAC 40
           Index                    3,491,123       3,684,733         193,610
   71      March 2000 Japanese
           Yen                      8,774,125       8,779,150           5,025
  290      March 2000 NIKKEI
           300                      8,820,374       9,146,394         326,020
                                                                   ----------
                                                                    1,621,796
                                                                   ----------
           Short Futures
           Contracts
   65      March 2000 5 year
           U.S. Treasury  Notes    (6,428,047)     (6,371,016)         57,031
   20      January 2000 Hang
           Seng Index              (2,101,827)     (2,183,198)        (81,371)
                                                                   ----------
                                                                      (24,340)
                                                                   ----------
                                                                   $1,597,456
                                                                   ==========

           International Equity
           Fund

           Long Futures
           Contracts
   22      March 2000 MIB30
           Index                    4,449,701       4,806,834      $  357,133
   57      March 2000 DAX Index     8,902,839      10,089,550       1,186,711
   87      March 2000 FTSE 100
           Index                    9,459,943       9,804,222         344,279
   93      March 2000 British
           Pound                    9,442,407       9,410,438         (31,969)
  106      January 2000 CAC 40
           Index                    6,066,541       6,402,978         336,437
  184      March 2000 Japanese
           Yen                     22,749,500      22,751,600           2,100
  754      March 2000 NIKKEI
           300                     22,912,476      23,780,624         868,148
                                                                   ----------
                                                                    3,062,839
                                                                   ----------
           Short Futures
           Contracts
   31      January 2000 Hang
           Seng Index              (3,266,036)     (3,383,957)       (117,921)
                                                                   ----------
                                                                   $2,944,918
                                                                   ==========

           Long Futures
           Contracts
   37      March 2000 S&P 500
           Index                   13,321,608      13,728,850      $  407,242
                                                                   ==========
           U.S. Equity Fund


           Long Futures
           Contracts
    2      March 2000 90 Day
           Eurodollar                 470,800         469,175      $   (1,625)
    5      March 2000 U.S.
           Treasury Bond              467,969         454,688         (13,281)
   33      March 2000 10 year
            U.S. Treasury Notes     3,209,797       3,163,359         (46,438)
   46      March 2000 5 year
            U.S. Treasury Notes     4,552,594       4,508,719         (43,875)
                                                                   ----------
                                                                     (105,219)
                                                                   ----------

           Bond Fund

 Notes to Financial Statements                               December 31, 1999

                 Open Futures Contracts as of December 31, 1999

                                                                                     Unrealized
 Number of                                             Cost/         Value at       Appreciation
 Contracts                  Type                    (Proceeds)   December 31, 1999 (Depreciation)

           Short Futures Contracts
   49      March 2000 U.S. Treasury Bond            $(4,615,571)    $(4,455,938)      $159,633
   61      March 2000 10 year U.S. Treasury Notes    (5,990,578)     (5,847,422)       143,156
   85      March 2000 5 year U.S. Treasury Notes     (8,442,226)     (8,331,328)       110,898
                                                                                      --------
                                                                                       413,687
                                                                                      --------
                                                                                      $308,468
                                                                                      ========

           Short-Term Fund

   70      March 2000 90 Day Eurodollar              16,452,336      16,421,125       $(31,211)
                                                                                      ========

 Notes to Financial Statements                               December 31, 1999

                                   Appendix D

                           Capital Share Transactions

                           Year Ended December 31,     Year Ended December 31,
                                     1999                       1998
Multi-Asset Fund             Shares       Amount        Shares        Amount
Shares Sold                   554,048  $   6,987,620    2,160,693  $  25,393,671
Shares Reinvested             452,446      5,844,919      382,928      4,486,666
Exit/Entrance Fee                  --        783,879           --        858,436
                           ----------  -------------  -----------  -------------
 Subtotal                   1,006,494     13,616,418    2,543,621     30,738,773
Shares Redeemed            (8,783,412)  (110,482,123)  (9,792,392)  (114,963,361)
                           ----------  -------------  -----------  -------------
Net Increase (Decrease)    (7,776,918) $ (96,865,705)  (7,248,771) $ (84,224,588)
                           ----------  -------------  -----------  -------------

                           Year Ended December 31,     Year Ended December 31,
                                     1999                       1998
International Equity Fund    Shares       Amount        Shares        Amount
Shares Sold                   306,438  $   3,927,615    2,884,321  $  35,637,540
Shares Reinvested           2,021,249     26,361,721    1,758,908     19,730,254
Exit/Entrance Fee                  --        319,286           --        272,956
                           ----------  -------------  -----------  -------------
 Subtotal                   2,327,687     30,608,622    4,643,229     55,640,750
Shares Redeemed            (7,461,610)   (92,406,801)  (1,836,634)   (21,010,727)
                           ----------  -------------  -----------  -------------
Net Increase (Decrease)    (5,133,923) $ (61,798,179)   2,806,595  $  34,630,023
                           ----------  -------------  -----------  -------------

                           Year Ended December 31,     Year Ended December 31,
                                     1999                       1998
Emerging Markets Fund        Shares       Amount        Shares        Amount
Shares Sold                    27,471  $     181,100      979,610  $   6,383,487
Shares Reinvested             158,902      1,347,496      333,525      1,450,837
Exit/Entrance Fee                  --        134,994           --         75,507
                           ----------  -------------  -----------  -------------
 Subtotal                     186,373      1,663,590    1,313,135      7,909,831
Shares Redeemed            (2,145,651)   (13,679,560)    (453,357)    (2,607,635)
                           ----------  -------------  -----------  -------------
Net Increase (Decrease)    (1,959,278) $ (12,015,970)     859,778  $   5,302,196
                           ----------  -------------  -----------  -------------

                           Year Ended December 31,     Year Ended December 31,
                                     1999                       1998
U.S. Equity Fund             Shares       Amount        Shares        Amount
Shares Sold                   826,622  $  13,382,739    4,546,946  $  75,358,489
Shares Reinvested           2,428,760     37,573,218    1,842,791     28,102,991
Exit/Entrance Fee                  --        218,787           --        261,668
                           ----------  -------------  -----------  -------------
 Subtotal                   3,255,382     51,174,744    6,389,737    103,723,148
Shares Redeemed            (5,475,425)   (90,682,751)  (2,705,487)   (43,995,153)
                           ----------  -------------  -----------  -------------
Net Increase (Decrease)    (2,220,043) $ (39,508,007)   3,684,250  $  59,727,995
                           ----------  -------------  -----------  -------------

                           Year Ended December 31,     Year Ended December 31,
                                     1999                       1998
Bond Fund                    Shares       Amount        Shares        Amount
Shares Sold                 2,993,343  $  29,614,783    5,003,060  $  51,347,987
Shares Reinvested             787,649      7,789,066      821,415      8,450,101
                           ----------  -------------  -----------  -------------
 Subtotal                   3,780,992     37,403,849    5,824,475     59,798,088
Shares Redeemed            (3,776,979)   (37,487,886)  (3,535,452)   (36,408,881)
                           ----------  -------------  -----------  -------------
Net Increase (Decrease)         4,013  $     (84,037)   2,289,023  $  23,389,207
                           ----------  -------------  -----------  -------------

                           Year Ended December 31,     Year Ended December 31,
                                     1999                       1998
Short-Term Fund              Shares       Amount        Shares        Amount
Shares Sold                 6,177,250  $  61,521,302    8,764,788  $  87,526,259
Shares Reinvested             348,143      3,468,131      281,506      2,807,748
                           ----------  -------------  -----------  -------------
 Subtotal                   6,525,393     64,989,433    9,046,294     90,334,007
Shares Redeemed            (5,009,837)   (49,912,151)  (4,992,503)   (49,906,485)
                           ----------  -------------  -----------  -------------
Net Increase (Decrease)     1,515,556  $  15,077,282    4,053,791  $  40,427,522
                           ----------  -------------  -----------  -------------

                       Report of Independent Accountants

To the Board of Directors and Shareholders of TIFF Investment Program, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TIFF Multi-Asset Fund, TIFF International Equity Fund, TIFF Emerging Markets Fund, TIFF U.S. Equity Fund, TIFF Bond Fund and TIFF Short-Term Fund (constituting the TIFF Investment Program, Inc., hereafter referred to as the "Funds"), at December 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York

February 16, 2000

                            TIFF Investment Program

ADVISER
Foundation Advisers, Inc.
2405 Ivy Road
Charlottesville, VA 22903
phone(804) 817-8200
fax(804) 817-8231

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
Investors Bank & Trust Company
Box 1537
Boston, MA 02205

FUND ADMINISTRATOR
Investors Capital Services, Inc.
600 Fifth Avenue, 26th Floor
New York, NY 10020

FUND DISTRIBUTOR
AMT Capital Securities, LLC
399 Park Avenue, 37th Floor
New York, NY 10022

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, DC 20005

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

MONEY MANAGERS

TIFF Multi-Asset Fund
Aronson + Partners
Canyon Capital Management, LP
Daystar Partners
Farallon Capital Management, LLC
Harding, Loevner Management, LP
Lone Pine Capital LLC
Seix Investment Advisors, Inc.
Wellington Management Company LLP

TIFF International Equity Fund
City of London Investment Management Co., Ltd.
Delaware International Advisers Ltd.
Everest Capital Limited
Harding, Loevner Management, LP
Marathon Asset Management, Ltd.

TIFF Emerging Markets Fund
City of London Investment Management Co., Ltd.
Emerging Markets Management
Everest Capital Limited
Explorador Capital Management, LLC
Lazard Freres Asset Management

TIFF U.S. Equity Fund
Aronson + Partners
Martingale Asset Management, LP
Palo Alto Investors
Shapiro Capital Management Company, Inc.
Westport Asset Management, Inc.

TIFF Bond Fund
Atlantic Asset Management Partners, LLC
Seix Investment Advisors, Inc.
Smith Breeden Associates, Inc.

TIFF Short-Term Fund
Fischer Francis Trees & Watts, Inc.